FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05387
                                   ---------

                        FRANKLIN MUTUAL SERIES FUND INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2702
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (210) 912-2100
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/05
                         ---------

ITEM 1. SCHEDULE OF INVESTMENTS.


FRANKLIN MUTUAL SERIES FUND, INC.
QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Mutual Shares Fund ....................................................   3
Mutual Qualified Fund .................................................  13
Mutual Beacon Fund.....................................................  23
Mutual Discovery Fund..................................................  33
Mutual European Fund...................................................  44
Mutual Financial Services Fund.........................................  49
Notes to Statements of Investments ....................................  53

                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      Franklin o Templeton o MUTUAL SERIES


                                         Quarterly Statements of Investments | 1
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FRANKLIN MUTUAL SERIES FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL SHARES FUND                                                   COUNTRY   SHARES/WARRANTS/CONTRACTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS 78.8%
           AEROSPACE & DEFENSE 0.5%
        (a)Gencorp Inc. ...............................................      United States             697,100        $   13,000,915
           Northrop Grumman Corp. .....................................      United States             988,300            53,714,105
                                                                                                                      --------------
                                                                                                                          66,715,020
                                                                                                                      --------------
           AIRLINES 0.5%
        (a)ACE Aviation Holdings Inc. .................................          Canada              2,300,019            70,305,306
    (a),(b)ACE Aviation Holdings Inc., A, 144A ........................          Canada                121,088             3,701,330
        (a)ACE Aviation Holdings Inc., B ..............................          Canada                  3,080                94,386
    (a),(c)Air Canada Inc., Contingent Distribution ...................          Canada            537,421,436                    --
                                                                                                                      --------------
                                                                                                                          74,101,022
                                                                                                                      --------------
           AUTO COMPONENTS 0.0%(d)
(a),(e),(f)Lancer Industries Inc., B ..................................      United States                   3             2,440,923
                                                                                                                      --------------
           BEVERAGES 4.2%
           Brown-Forman Corp., A ......................................      United States             125,460             7,747,155
           Brown-Forman Corp., B ......................................      United States             606,036            36,083,383
           Coca-Cola Enterprises Inc. .................................      United States           5,414,500           105,582,750
           Diageo PLC .................................................      United Kingdom         16,147,856           232,066,702
           Pernod Ricard SA ...........................................          France              1,336,851           236,083,155
                                                                                                                      --------------
                                                                                                                         617,563,145
                                                                                                                      --------------
           CAPITAL MARKETS 0.5%
           Bear Stearns Cos. Inc. .....................................      United States             656,304            72,029,364
                                                                                                                      --------------
           COMMERCIAL BANKS 5.2%
           Allied Irish Banks PLC .....................................         Ireland              6,446,330           137,243,345
           Bank of Ireland ............................................         Ireland              5,404,128            85,430,231
           BNP Paribas SA .............................................          France                536,357            40,782,579
    (a),(f)Centennial Bank Holdings Inc. ..............................      United States           3,845,467            41,531,044
    (a),(e)Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 ............          Japan              21,748,280            30,991,299
           Danske Bank ................................................         Denmark              2,752,400            84,237,689
(a),(e),(f)Elephant Capital Holdings Ltd. .............................          Japan                  25,721            48,869,376
           Foreningssparbanken AB, A ..................................          Sweden              4,761,679           115,248,010
           Mitsubishi UFJ Financial Group Inc. ........................          Japan                  13,932           182,895,859
                                                                                                                      --------------
                                                                                                                         767,229,432
                                                                                                                      --------------
           COMMERCIAL SERVICES & SUPPLIES 1.0%
           Comdisco Holding Co. Inc. ..................................      United States                 790                13,924
        (c)Comdisco, Contingent Distribution ..........................      United States           3,000,000                    --
           Republic Services Inc. .....................................      United States           3,077,650           108,610,268
    (a),(c)Safety Kleen Corp., Contingent Distribution ................      United States           1,085,000                    --
        (a)United Stationers Inc. .....................................      United States             770,200            36,861,772
                                                                                                                      --------------
                                                                                                                         145,485,964
                                                                                                                      --------------
           COMPUTERS & PERIPHERALS 0.0%(d)
(a),(e),(f)DecisionOne Corp. ..........................................      United States           1,879,100             1,339,798
                                                                                                                      --------------


                                         Quarterly Statements of Investments | 3
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FRANKLIN MUTUAL SERIES FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
           MUTUAL SHARES FUND                                                     COUNTRY   SHARES/WARRANTS/CONTRACTS     VALUE
----------------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
               CONSUMER FINANCE 0.5%
               MBNA Corp. ..................................................   United States         2,423,800      $   59,722,432
            (a)Providian Financial Corp. ...................................   United States           740,500          13,092,040
                                                                                                                    --------------
                                                                                                                        72,814,472
                                                                                                                    --------------
               CONTAINERS & PACKAGING 1.0%
               Temple-Inland Inc. ..........................................   United States         3,700,000         151,145,000
                                                                                                                    --------------
               DIVERSIFIED FINANCIAL SERVICES 2.0%
               Brascan Corp., A ............................................       Canada              963,863          44,127,712
               Fortis Group NV .............................................      Belgium            4,939,575         142,812,054
               Leucadia National Corp. .....................................   United States         2,326,843         100,286,933
               London Stock Exchange PLC ...................................   United Kingdom          974,189           9,791,707
        (a),(c)Marconi Corp., Contingent Distribution ......................   United Kingdom       77,739,439                  --
                                                                                                                    --------------
                                                                                                                       297,018,406
                                                                                                                    --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES 3.4%
(a),(e),(f),(g)AboveNet Inc. ...............................................   United States           763,805          18,303,365
    (a),(c),(g)AboveNet Inc., Contingent Distribution ......................   United States       106,869,000                  --
(a),(e),(f),(g)AboveNet Inc., wts., 9/08/08 ................................   United States            25,659             102,636
(a),(e),(f),(g)AboveNet Inc., wts., 9/08/10 ................................   United States            30,186              24,149
               Chunghwa Telecom Co. Ltd., ADR ..............................       Taiwan              363,800           6,733,938
        (a),(c)Global Crossing Holdings Ltd., Contingent Distribution ......   United States       105,649,309                  --
               Koninklijke KPN NV ..........................................    Netherlands          3,088,868          27,701,187
               MCI Inc. ....................................................   United States         3,815,442          96,797,763
            (a)NTL Inc. ....................................................   United Kingdom        1,883,548         125,821,006
               Sprint Nextel Corp. .........................................   United States           336,452           8,000,828
        (a),(c)Telewest Communications PLC, Contingent Distribution ........   United Kingdom      120,209,615                  --
        (a),(c)Telewest Finance Ltd., Contingent Distribution ..............   United Kingdom       12,987,000                  --
            (a)Telewest Global Inc. ........................................   United Kingdom        7,073,342         162,333,199
               Verizon Communications Inc. .................................   United States         1,537,200          50,251,068
                                                                                                                    --------------
                                                                                                                       496,069,139
                                                                                                                    --------------
               ELECTRIC UTILITIES 0.3%
               E.ON AG .....................................................      Germany              454,370          41,840,669
        (a),(b)Entegra/Union Power, 144A ...................................   United States           288,690                  --
                                                                                                                    --------------
                                                                                                                        41,840,669
                                                                                                                    --------------
               FOOD & STAPLES RETAILING 0.9%
               Albertson's Inc. ............................................   United States           997,650          25,589,722
               Carrefour SA ................................................       France            1,480,284          68,120,398
            (a)Kroger Co. ..................................................   United States         1,925,570          39,647,486
                                                                                                                    --------------
                                                                                                                       133,357,606
                                                                                                                    --------------
               FOOD PRODUCTS 4.6%
               Cadbury Schweppes PLC .......................................   United Kingdom       12,700,586         128,103,248
               General Mills Inc. ..........................................   United States         1,037,600          50,012,320
               Groupe Danone ...............................................       France              671,351          72,353,598


4 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL SHARES FUND                                                     COUNTRY   SHARES/WARRANTS/CONTRACTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           FOOD PRODUCTS (CONT.)
           Nestle SA ..................................................         Switzerland            653,170        $  191,270,180
           Orkla ASA ..................................................           Norway             6,435,750           244,288,554
                                                                                                                      --------------
                                                                                                                         686,027,900
                                                                                                                      --------------
           HEALTH CARE EQUIPMENT & SUPPLIES 1.7%
           Guidant Corp. ..............................................        United States         2,321,300           159,914,357
           Hillenbrand Industries Inc. ................................        United States         1,925,900            90,613,595
                                                                                                                      --------------
                                                                                                                         250,527,952
                                                                                                                      --------------
           HEALTH CARE PROVIDERS & SERVICES 1.2%
(a),(f),(g)Kindred Healthcare Inc. ....................................        United States         2,380,966            67,405,148
(a),(f),(g)Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 .........        United States               568                 1,318
(a),(f),(g)Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 .........        United States             1,724                 3,983
(a),(f),(g)Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ..........        United States             1,146                22,043
(a),(f),(g)Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 .........        United States             7,640                34,838
(a),(f),(g)Kindred Healthcare Inc., wts., Series A, 4/20/06 ...........        United States           211,977             6,039,331
(a),(f),(g)Kindred Healthcare Inc., wts., Series B, 4/20/06 ...........        United States           529,943            13,356,418
           MDS Inc. ...................................................           Canada             1,030,100            18,514,666
        (a)PacifiCare Health Systems Inc. .............................        United States           666,400            53,165,392
        (a)Wellchoice Inc. ............................................        United States           224,400            17,031,960
                                                                                                                      --------------
                                                                                                                         175,575,097
                                                                                                                      --------------
           HOTELS, RESTAURANTS & LEISURE 0.3%
    (a),(f)FHC Delaware Inc. ..........................................        United States           784,457             2,726,694
    (a),(c)Trump Atlantic, Contingent Distribution ....................        United States        53,232,000             1,970,649
        (a)Trump Entertainment Resorts Inc. ...........................        United States         1,814,341            32,512,991
                                                                                                                      --------------
                                                                                                                          37,210,334
                                                                                                                      --------------
           INDUSTRIAL CONGLOMERATES 1.5%
           Siemens AG .................................................           Germany            1,307,326           100,818,623
           Tyco International Ltd. ....................................        United States         4,261,300           118,677,205
                                                                                                                      --------------
                                                                                                                         219,495,828
                                                                                                                      --------------
           INSURANCE 10.6%
        (a)Alleghany Corp. ............................................        United States           341,815           104,595,390
        (a)Berkshire Hathaway Inc., A .................................        United States             1,590           130,380,000
        (a)Berkshire Hathaway Inc., B .................................        United States           149,920           409,431,520
        (a)Conseco Inc. ...............................................        United States         3,742,800            79,010,508
           Hartford Financial Services Group Inc. .....................        United States         1,221,700            94,278,589
           Montpelier Re Holdings Ltd. ................................           Bermuda              863,889            21,467,642
           Nationwide Financial Services Inc., A ......................        United States         1,794,150            71,855,707
           Old Republic International Corp. ...........................        United States         4,881,042           130,177,390
    (a),(e)Olympus Re Holdings Ltd. ...................................        United States           202,380            19,420,385
           Prudential Financial Inc. ..................................        United States           948,700            64,094,172
        (f)White Mountains Insurance Group Inc. .......................        United States           740,448           447,230,592
                                                                                                                      --------------
                                                                                                                       1,571,941,895
                                                                                                                      --------------


                                         Quarterly Statements of Investments | 5

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL SHARES FUND                                                   COUNTRY    SHARES/WARRANTS/CONTRACTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           LEISURE EQUIPMENT & PRODUCTS 0.4%
           Mattel Inc. ................................................      United States         3,914,500          $   65,293,860
                                                                                                                      --------------
           MACHINERY 0.9%
           Deere & Co. ................................................      United States         1,235,500              75,612,600
        (f)Federal Signal Corp. .......................................      United States         3,360,800              57,436,072
                                                                                                                      --------------
                                                                                                                         133,048,672
                                                                                                                      --------------
           MEDIA 6.7%
           Clear Channel Communications Inc. ..........................      United States         3,336,400             109,734,196
        (a)Comcast Corp., A ...........................................      United States         2,444,027              70,339,097
        (a)Discovery Holding Co., A ...................................      United States         1,439,362              20,784,387
           E.W. Scripps Co., A ........................................      United States           872,050              43,576,339
           EchoStar Communications Corp., A ...........................      United States         1,277,791              37,784,280
        (a)Hollinger International Inc. ...............................      United States         1,929,706              17,965,567
        (a)Liberty Media Corp., A .....................................      United States        14,398,624             115,908,923
           News Corp., A ..............................................      United States        12,748,322             198,746,340
           Omnicom Group Inc. .........................................      United States           432,800              36,195,064
        (e)Time Warner Inc. ...........................................      United States         2,833,800              50,293,716
        (a)Time Warner Inc., Jan. 10.00 Calls, 1/21/06 ................      United States            59,140              47,524,904
    (a),(f)TVMAX Holdings Inc. ........................................      United States           257,217                 257,217
           Viacom Inc., B .............................................      United States         1,884,600              62,210,646
           Washington Post Co., B .....................................      United States           238,238             191,185,995
                                                                                                                      --------------
                                                                                                                       1,002,506,671
                                                                                                                      --------------
           METALS & MINING 3.7%
           Anglo American PLC .........................................      South Africa          5,759,845             171,647,647
           Anglo American PLC, ADR ....................................      South Africa              2,300                  69,460
           Barrick Gold Corp. .........................................         Canada               398,200              11,567,710
           Freeport McMoRan Copper & Gold Inc., B .....................      United States           447,300              21,734,307
        (a)Glamis Gold Ltd. ...........................................         Canada             1,306,700              28,682,835
           Gold Fields Ltd. ...........................................      South Africa            642,754               9,625,658
           Goldcorp Inc. ..............................................         Canada               998,079              20,013,181
        (a)Goldcorp Inc., wts., 5/30/07 ...............................         Canada             1,819,489               6,578,164
        (a)Harmony Gold Mining Co. Ltd., ADR ..........................      South Africa            933,000              10,207,020
           Mittal Steel Co. NV, N.Y. shs., A ..........................       Netherlands          3,223,707              92,842,762
           Newmont Mining Corp. .......................................      United States         3,297,900             155,561,943
(a),(e),(f)Pig Iron LLC ...............................................      United States         5,431,500                   2,010
           Placer Dome Inc. ...........................................         Canada             1,304,100              22,328,096
                                                                                                                      --------------
                                                                                                                         550,860,793
                                                                                                                      --------------

           MULTI-UTILITIES 0.2%
           Northwestern Corp. .........................................      United States           711,831              21,490,178
    (a),(c)Northwestern Corp., Contingent Distribution ................      United States        21,590,000               1,619,250
                                                                                                                      --------------
                                                                                                                          23,109,428
                                                                                                                      --------------


6 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL SHARES FUND                                                   COUNTRY    SHARES/WARRANTS/CONTRACTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       OIL, GAS & CONSUMABLE FUELS 5.6%
(a),(f)Anchor Resources LLC ...........................................      United States           123,013          $           --
    (a)Apco Oil Corp. .................................................      United States             9,200                      --
       BP PLC .........................................................      United Kingdom        5,707,068              67,778,351
       BP PLC, ADR ....................................................      United Kingdom           46,400               3,287,440
       Oil & Natural Gas Corp. Ltd. ...................................          India             2,308,558              55,719,467
(a),(f)OPTI Canada ....................................................          Canada            9,481,276             322,381,340
       Pogo Producing Co. .............................................      United States         1,332,500              78,537,550
       Statoil ASA ....................................................          Norway            3,045,724              75,599,944
       Suncor Energy Inc. .............................................          Canada            2,072,700             125,643,052
       Total SA, B ....................................................          France              380,938             103,999,591
                                                                                                                      --------------
                                                                                                                         832,946,735
                                                                                                                      --------------
       PAPER & FOREST PRODUCTS 3.7%
       Abitibi-Consolidated Inc. ......................................          Canada              538,387               2,164,300
       International Paper Co. ........................................      United States         3,733,400             111,255,320
       Potlatch Corp. .................................................      United States           233,800              12,185,656
       Weyerhaeuser Co. ...............................................      United States         6,235,207             428,670,481
                                                                                                                      --------------
                                                                                                                         554,275,757
                                                                                                                      --------------
       PERSONAL PRODUCTS 0.9%
       Gillette Co. ...................................................      United States         2,367,300             137,776,860
                                                                                                                      --------------
       PHARMACEUTICALS 1.5%
    (a)IVAX Corp. .....................................................      United States         1,384,200              36,487,512
       Pfizer Inc. ....................................................      United States           918,490              22,934,695
       Sanofi-Aventis .................................................          France              689,026              56,946,694
       Valeant Pharmaceuticals International ..........................      United States         3,520,835              70,698,367
       Wyeth ..........................................................      United States           890,500              41,203,435
                                                                                                                      --------------
                                                                                                                         228,270,703
                                                                                                                      --------------
       REAL ESTATE 1.9%
(e),(f)Alexander's Inc. ...............................................      United States           326,675              88,202,250
       Canary Wharf Group PLC .........................................      United Kingdom       14,262,931              54,954,160
       Fieldstone Investment Corp. ....................................      United States         2,365,900              27,586,394
(a),(e)Security Capital European Realty ...............................        Luxembourg             28,412                 206,228
       Shurgard Storage Centers Inc., A ...............................      United States           205,300              11,470,111
       St. Joe Co. ....................................................      United States         1,052,935              65,755,791
       Ventas Inc. ....................................................      United States         1,072,765              34,543,033
                                                                                                                      --------------
                                                                                                                         282,717,967
                                                                                                                      --------------
       ROAD & RAIL 1.3%
(e),(f)Florida East Coast Industries Inc. .............................      United States         4,423,071             190,304,841
                                                                                                                      --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
       Samsung Electronics Co. Ltd. ...................................       South Korea             91,400              51,502,827
                                                                                                                      --------------


                                         Quarterly Statements of Investments | 7

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL SHARES FUND                                                   COUNTRY    SHARES/WARRANTS/CONTRACTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           SOFTWARE 0.9%
        (a)Macromedia Inc. ............................................      United States          716,500          $    29,140,055
           Microsoft Corp. ............................................      United States        3,745,859               96,380,952
                                                                                                                     ---------------
                                                                                                                         125,521,007
                                                                                                                     ---------------
           TEXTILES APPAREL & LUXURY GOODS 0.2%
           Reebok International Ltd. ..................................      United States          503,900               28,505,623
                                                                                                                     ---------------
           Thrifts & Mortgage Finance 1.2%
           Hudson City Bancorp Inc. ...................................      United States        4,121,569               49,046,671
           Sovereign Bancorp Inc. .....................................      United States        5,828,890              128,468,736
                                                                                                                     ---------------
                                                                                                                         177,515,407
                                                                                                                     ---------------
           TOBACCO 9.4%
           Altadis SA .................................................          Spain            7,776,607              348,425,350
           Altria Group Inc. ..........................................      United States        2,479,677              182,776,991
           British American Tobacco PLC ...............................      United Kingdom      20,437,626              429,222,581
           British American Tobacco PLC, ADR ..........................      United Kingdom          70,550                2,987,087
           Imperial Tobacco Group PLC .................................      United Kingdom       6,933,289              198,548,075
           Reynolds American Inc. .....................................      United States        2,778,000              230,629,560
                                                                                                                     ---------------
                                                                                                                       1,392,589,644
                                                                                                                     ---------------
           WIRELESS TELECOMMUNICATION SERVICES 0.1%
           Telephone & Data Systems Inc., special shares ..............      United States          238,500                8,955,675
                                                                                                                     ---------------
           TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
           (COST $8,194,437,307) ......................................                                               11,665,631,436
                                                                                                                     ---------------
           PREFERRED STOCKS 0.4%
           DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(d)
           PTV Inc., 10.00%, A, pfd ...................................      United Kingdom         199,565                  249,456
                                                                                                                     ---------------
           ELECTRIC UTILITIES 0.0%(d)
        (a)Montana Power Co., 8.45%, pfd ..............................      United States          109,220                  901,065
                                                                                                                     ---------------
           METALS & MINING 0.4%
(e),(f),(g)Esmark Inc., Series A, 10.00%, cvt. pfd ....................      United States           60,419               60,419,000
           Falconbridge Ltd., 6.00%, cvt. pfd., 1 .....................          Canada              77,104                1,970,007
           Falconbridge Ltd., 6.25%, cvt. pfd., 2 .....................          Canada              77,104                1,968,080
           Falconbridge Ltd., 6.50%, cvt. pfd., 3 .....................          Canada              38,552                  979,221
                                                                                                                     ---------------
                                                                                                                          65,336,308
                                                                                                                     ---------------
           TOTAL PREFERRED STOCKS (COST $67,167,005) ..................                                                   66,486,829
                                                                                                                     ---------------


8 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
       MUTUAL SHARES FUND                                                        COUNTRY       PRINCIPAL AMOUNT(h)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS & NOTES 1.8%
    (b)ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 .........          Canada            5,190,000 CAD      $    4,293,355
    (f)Anchor Resources LLC, 12.00%, 12/17/06 .........................      United States            57,551                  57,551
(e),(f)DecisionOne Corp., 144A, 12.00%, 4/15/10 .......................      United States         2,298,135               2,298,135
       Entegra/Union Power,
           Term Loan A, 4.00%, 6/01/12 ................................      United States        14,706,857              13,089,103
           Term Loan B, 9.00%, 6/01/20 ................................      United States        14,162,158              12,604,321
       Eurotunnel PLC,
           Participating Loan Note, 1.00%, 4/30/40 ....................      United Kingdom        1,482,000 GBP             267,863
    (b),(i)Senior Tranche G2 Term Loan A, 144A, FRN, 5.8718%,
            12/15/12 ..................................................      United Kingdom        1,627,232 GBP           2,754,616
        (i)Tier 2, FRN, 5.7958%, 12/31/18 .............................      United Kingdom       13,617,682 GBP          19,330,336
        (i)Tier 3, FRN, 5.7958%, 12/31/25 .............................      United Kingdom       53,591,168 GBP          40,162,663
       Eurotunnel SA,
       Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
            12/15/12 ..................................................          France            1,427,326 EUR           1,647,231
        (i)Tier 2 (LIBOR), FRN, 3.3926%, 12/31/18 .....................          France            3,151,383 EUR           3,049,701
        (i)Tier 2 (PIBOR), FRN, 3.393%, 12/31/18 ......................          France            1,393,972 EUR           1,348,994
        (i)Tier 3 (LIBOR), FRN, 3.3926%, 12/31/25 .....................          France           77,744,116 EUR          39,720,679
        (i)Tier 3 (PIBOR), FRN, 3.393%, 12/31/25 ......................          France           13,502,354 EUR           6,898,563
    (i)Motor Coach Industries International Inc., FRN, 16.86%,
         12/01/08 .....................................................      United States        57,341,897              57,341,897
    (e)Seton House Finance Ltd., zero cpn., 2/07/12 ...................      United Kingdom       90,451,691 EUR          34,469,593
       Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ...............      United States        31,100,212              30,167,206
    (f)TVMAX Holdings Inc., PIK,
           11.50%, 1/16/06 ............................................      United States           396,332                 396,332
        (j)14.00%, 1/16/06 ............................................      United States         1,161,723               1,161,723
                                                                                                                      --------------
       TOTAL CORPORATE BONDS & NOTES (COST $302,315,234) ..............                                                  271,059,862
                                                                                                                      --------------
       CORPORATE BONDS & NOTES IN REORGANIZATION 1.3%
    (k)Adelphia Communications Corp.,
           9.25%, 10/01/02 ............................................      United States        11,465,000               8,484,100
           8.125%, 7/15/03 ............................................      United States         1,442,000               1,081,500
           7.50%, 1/15/04 .............................................      United States         3,750,000               2,812,500
           10.50%, 7/15/04 ............................................      United States         6,320,000               4,834,800
           9.875%, 3/01/05 ............................................      United States         2,564,000               1,923,000
           10.25%, 11/01/06 ...........................................      United States        11,760,000               8,761,200
           9.875%, 3/01/07 ............................................      United States         1,090,000                 817,500
           8.375%, 2/01/08 ............................................      United States         9,037,000               6,777,750
           7.75%, 1/15/09 .............................................      United States        19,364,000              14,426,180
           7.875%, 5/01/09 ............................................      United States         7,952,000               5,804,960
           9.375%, 11/15/09 ...........................................      United States         9,522,000               7,331,940
           10.875%, 10/01/10 ..........................................      United States         8,130,000               6,097,500
           10.25%, 6/15/11 ............................................      United States         9,783,000               7,483,995
    (k)Armstrong World Industries Inc.,
           9.75%, 4/15/08 .............................................      United States         5,498,000               4,288,440
           7.45%, 5/15/29 .............................................      United States         3,239,000               2,413,055
           6.35%, 2/20/49 .............................................      United States        16,062,000              11,885,880
           Revolver, 10/29/03 .........................................      United States         4,049,775               3,037,331
           Trade Claim ................................................      United States        10,859,300               8,144,475


                                         Quarterly Statements of Investments | 9

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
       MUTUAL SHARES FUND                                                       COUNTRY       PRINCIPAL AMOUNT(h)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS & NOTES IN REORGANIZATION (CONT.)
    (k)Century Communications Corp.,
           9.50%, 3/01/05 .............................................      United States         1,578,000          $    1,716,075
        (l)8.875%, 1/15/07 ............................................      United States           559,000                 599,528
           8.75%, 10/01/07 ............................................      United States         3,666,000               3,867,630
           8.375%, 12/15/07 ...........................................      United States           875,000                 940,625
           Series B, zero cpn., 1/15/08 ...............................      United States         8,769,000               5,656,005
           zero cpn., 3/15/03 .........................................      United States        14,005,000              13,374,775
(j),(k)Owens Corning, Revolver, 6/26/02 ...............................      United States        43,437,339              56,359,948
    (k)Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ........      United States            85,000                      43
                                                                                                                      --------------
       TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
          (COST $159,351,413) .........................................                                                  188,920,735
                                                                                                                      --------------

                                                                                              -------------------
                                                                                                    SHARES/
                                                                                              PRINCIPAL AMOUNT(h)
                                                                                              -------------------

       COMPANIES IN LIQUIDATION 0.0%(d)
(a),(f)City Investing Company Liquidating Trust .......................      United States         4,373,476                 612,287
(a),(f)MBOP Liquidating Trust .........................................      United States           574,712                      75
    (a)Peregrine Investments Holdings Ltd.,
           6.70%, 1/15/98 .............................................        Hong Kong          95,000,000 JPY              25,110
           6.70%, 6/30/00 .............................................        Hong Kong         250,000,000 JPY              66,079
           zero cpn., 1/22/98 .........................................        Hong Kong             500,000                  15,000
    (a)PIV Investment Finance (Cayman) Ltd. ...........................        Hong Kong          22,710,000               1,362,600
    (a)United Cos. Financial Corp., Bank Claim ........................      United States           179,680                      --
                                                                                                                      --------------
       TOTAL COMPANIES IN LIQUIDATION (COST $ --) .....................                                                    2,081,151
                                                                                                                      --------------
       GOVERNMENT AGENCIES 10.6%
(m),(n)Federal Home Loan Bank, 10/04/05 - 7/02/07 .....................      United States     1,497,949,000           1,474,144,014
       Federal Home Loan Mortgage Corp., 2.50%, 5/19/06 ...............      United States        25,000,000              24,729,800
       Federal National Mortgage Association, 1.81% - 2.20%,
        12/23/05 - 12/29/06 ...........................................      United States        50,000,000              49,139,350
(m),(n)U.S. Treasury Bill, 2/02/06 - 2/16/06 ..........................      United States        20,000,000              19,732,400
                                                                                                                      --------------
       TOTAL GOVERNMENT AGENCIES (Cost $1,574,228,185) ................                                                1,567,745,564
                                                                                                                      --------------
       REPURCHASE AGREEMENTS 5.6%
(o),(p)Barclays Capital Inc., 3.90%, 10/3/05 (Maturity Value
        $263,056) Collateralized by U.S. Government Agency
        Securities, 5.00%, 6/01/35 - 7/01/35 ..........................      United States           263,028                 263,028
(o),(p)J P Morgan Securities, 3.83%, 10/03/05 (Maturity Value
        $211,044) U.S. Government Agency Securities, 0.00% - 8.88%,
        11/28/05 - 2/22/28 ............................................      United States           211,022                 211,022
    (o)Merrill Lynch & Co. Inc., 3.79% , 10/03/05 (Maturity Value
        $826,160,563) Collateralized by U.S. Treasury Note,
        4.375%, 8/15/12 and U.S. Government Agency Securities,
        0.00% - 5.875%, 12/15/05 - 9/29/20 ............................      United States       825,900,000             825,900,000


10 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

----------------------------------------------------------------------------------------------------------------------------------
           MUTUAL SHARES FUND                                                     COUNTRY    PRINCIPAL AMOUNT(h)         VALUE
----------------------------------------------------------------------------------------------------------------------------------
           REPURCHASE AGREEMENTS (CONT.)
    (o),(p)Morgan Stanley & Company Inc., 3.91%, 10/3/05 (Maturity Value
             $135,030) Collateralized by U.S. Government Agency
             Securities, 5.00% - 5.50%, 9/1/33 - 7/1/35 ..................     United States       135,015         $       135,015
                                                                                                                   ---------------
           TOTAL REPURCHASE AGREEMENTS (COST $826,509,065) ...............                                             826,509,065
                                                                                                                   ---------------
           TOTAL INVESTMENTS (COST $11,124,008,209) 98.6% ................                                          14,588,434,642
           OPTIONS WRITTEN 0.0%(d) .......................................                                                 (42,240)
           SECURITIES SOLD SHORT (2.8)% ..................................                                            (409,124,191)

           NET UNREALIZED GAIN/LOSS ON FORWARD EXCHANGE CONTRACTS 0.2% ...                                              30,047,615
           OTHER ASSETS, LESS LIABILITIES 4.1% ...........................                                             591,782,316
                                                                                                                   ---------------
           NET ASSETS 100.0% .............................................                                         $14,801,098,142
                                                                                                                   ===============

                                                                                                -----------
                                                                                                 CONTRACTS
                                                                                                -----------
           OPTIONS WRITTEN (PREMIUM $74,902) 0.0%(d)
           MACHINERY 0.0%(d)
           Deere & Co., Oct. 60.00 Puts, 10/22/05 ........................     United States           704         $        42,240
                                                                                                                   ---------------

                                                                                                -----------
                                                                                                   SHARES
                                                                                                -----------
           SECURITIES SOLD SHORT 2.8%
           COMMERCIAL BANKS 0.4%
           Bank of America Corp. .........................................     United States     1,213,600              51,092,560
                                                                                                                   ---------------
           FOOD PRODUCTS 0.3%
           Kraft Foods Inc., A ...........................................     United States     1,623,881              49,674,520
                                                                                                                   ---------------
           HEALTH CARE PROVIDERS & SERVICES 0.3%
           UnitedHealth Group Inc ........................................     United States       734,100              41,256,420
           Wellpoint Inc. ................................................     United States       116,700               8,848,194
                                                                                                                   ---------------
                                                                                                                        50,104,614
                                                                                                                   ---------------
           HOUSEHOLD PRODUCTS 0.9%
           Procter & Gamble Co. ..........................................     United States     2,313,225             137,544,359
                                                                                                                   ---------------
           PHARMACEUTICALS 0.4%
           Johnson & Johnson .............................................     United States       608,076              38,479,049
           Teva Pharmaceutical Industries Ltd., ADR ......................        Israel           586,200              19,590,804
                                                                                                                   ---------------
                                                                                                                        58,069,853
                                                                                                                   ---------------
           REAL ESTATE 0.1%
           Public Storage Inc. ...........................................     United States       163,660              10,965,220
                                                                                                                   ---------------
           SOFTWARE 0.2%
           Adobe Systems Inc. ............................................     United States       981,300              29,291,805
                                                                                                                   ---------------
           THRIFTS & MORTGAGE FINANCE 0.1%
           Washington Mutual Inc. ........................................     United States       333,000              13,060,260
                                                                                                                   ---------------


                                        Quarterly Statements of Investments | 11

FRANKLIN MUTUAL SERIES FUND, INC.

----------------------------------------------------------------------------------------------------------------------------------
      MUTUAL SHARES FUND                                                         COUNTRY               SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
      SECURITIES SOLD SHORT (CONT.)
      WIRELESS TELECOMMUNICATION SERVICES 0.1%
      Telephone & Data Systems Inc. ......................................    United States           239,000      $     9,321,000
                                                                                                                   ---------------
      TOTAL SECURITIES SOLD SHORT (COST $405,039,355).....................                                             409,124,191
                                                                                                                   ---------------

SEE SELECTED PORTFOLIO ABBREVIATIONS ON PAGE 52.

CURRENCY ABBREVIATIONS:


CAD   - Canadian Dollar
EUR   - Euro
GBP   - British Pound
JPY   - Japanese Yen

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2005, the value of these securities was $10,749,301, representing 0.07% of net assets.

(c) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d)   Rounds to less than 0.05% of net assets.

(e)   See Note 4 regarding restricted securities.

(f)   See Note 5 regarding Holdings of 5% Voting Securities.

(g)   See Note 7 regarding other considerations.

(h)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(i)   The coupon shown represents the rate at period end.

(j)   See Note 6 regarding unfunded loan commitment.

(k)   Defaulted security.

(l)   A portion or all of the security is on loan as of September 30, 2005.

(m)   Security segregated with broker for securities sold short.

(n) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(o) At September 30, 2005, all repurchase agreements had been entered into on that date.

(p)   Investment from cash collateral received for loaned securities.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL QUALIFIED FUND                                               COUNTRY     SHARES/WARRANTS/CONTRACTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS 90.5%
           AEROSPACE & DEFENSE 0.4%
           Northrop Grumman Corp. ...................................       United States              314,600        $   17,098,510
                                                                                                                      --------------
           AIRLINES 0.7%
        (a)ACE Aviation Holdings Inc. ...............................           Canada               1,108,390            33,880,459
    (a),(b)ACE Aviation Holdings Inc., A, 144A ......................           Canada                  58,455             1,786,810
        (a)ACE Aviation Holdings Inc., B ............................           Canada                   1,330                40,757
    (a),(c)Air Canada Inc., Contingent Distribution .................           Canada               7,727,292                    --
                                                                                                                      --------------
                                                                                                                          35,708,026
                                                                                                                      --------------
           AUTO COMPONENTS 0.1%
(a),(d),(e)Lancer Industries Inc., B ................................       United States                    4             2,871,815
                                                                                                                      --------------
           BEVERAGES 3.2%
           Brown-Forman Corp., A ....................................       United States               79,200             4,890,600
           Coca-Cola Enterprises Inc. ...............................       United States            1,330,100            25,936,950
           Diageo PLC ...............................................       United Kingdom           2,271,401            32,643,128
           Pernod Ricard SA .........................................           France                 523,094            92,376,550
                                                                                                                      --------------
                                                                                                                         155,847,228
                                                                                                                      --------------
           CAPITAL MARKETS 1.5%
        (a)A.B. Watley Group Inc. ...................................       United States              128,325                 1,283
        (b)KKR Financial Corp., 144A ................................       United States            2,581,600            57,414,784
           MCG Capital Corp. ........................................       United States              938,382            15,830,505
                                                                                                                      --------------
                                                                                                                          73,246,572
                                                                                                                      --------------
           COMMERCIAL BANKS 8.0%
           Allied Irish Banks PLC ...................................          Ireland               4,041,494            86,044,021
           Bank of Ireland ..........................................          Ireland               2,248,075            35,538,308
           BNP Paribas SA ...........................................           France                 515,209            39,174,564
        (a)Centennial Bank Holdings Inc. ............................       United States            1,735,639            18,744,901
    (a),(d)Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 ..........           Japan                9,375,044            13,359,438
           Danske Bank ..............................................          Denmark               1,249,080            38,228,315
(a),(d),(e)Elephant Capital Holdings Ltd. ...........................           Japan                   11,087            21,064,565
           Foreningssparbanken AB, A ................................           Sweden                 974,500            23,586,047
           Mitsubishi UFJ Financial Group Inc. ......................           Japan                    5,648            74,145,551
    (a),(e)State National Bancshares Inc. ...........................       United States            1,375,000            34,375,000
                                                                                                                      --------------
                                                                                                                         384,260,710
                                                                                                                      --------------
           COMMERCIAL SERVICES & SUPPLIES 1.3%
           Comdisco Holding Co. Inc. ................................       United States                  370                 6,521
        (c)Comdisco, Contingent Distribution ........................       United States           44,591,246                    --
        (e)Insun ENT Co. Ltd. .......................................        South Korea               687,953             9,163,917
           Republic Services Inc. ...................................       United States            1,571,600            55,461,764
    (a),(c)Safety Kleen Corp., Contingent Distribution ..............       United States              535,000                    --
                                                                                                                      --------------
                                                                                                                          64,632,202
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 13

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL QUALIFIED FUND                                               COUNTRY     SHARES/WARRANTS/CONTRACTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           COMPUTERS & PERIPHERALS 0.0%(f)
(a),(d),(e)DecisionOne Corp. ........................................       United States            1,008,199        $      718,846
                                                                                                                      --------------
           CONSUMER FINANCE 0.6%
           MBNA Corp. ...............................................       United States              818,800            20,175,232
        (a)Providian Financial Corp. ................................       United States              249,500             4,411,160
    (a),(e)White River Capital Inc. .................................       United States              549,751             5,640,445
                                                                                                                      --------------
                                                                                                                          30,226,837
                                                                                                                      --------------
           CONTAINERS & PACKAGING 0.9%
           Temple-Inland Inc. .......................................       United States            1,042,200            42,573,870
                                                                                                                      --------------
           DIVERSIFIED FINANCIAL SERVICES 1.5%
           Euronext .................................................        Netherlands                51,422             2,263,745
           Fortis Group NV ..........................................          Belgium                 795,800            23,008,018
           Leucadia National Corp. ..................................       United States            1,037,460            44,714,526
           London Stock Exchange PLC ................................       United Kingdom             344,600             3,463,622
    (a),(c)Marconi Corp., Contingent Distribution ...................       United Kingdom          34,293,500                    --
                                                                                                                      --------------
                                                                                                                          73,449,911
                                                                                                                      --------------
           DIVERSIFIED TELECOMMUNICATION SERVICES 4.4%
(a),(d),(g)AboveNet Inc. ............................................       United States              365,293             8,753,662
(a),(c),(g)AboveNet Inc., Contingent Distribution ...................       United States           50,430,000                    --
(a),(d),(g)AboveNet Inc., wts., 9/08/08 .............................       United States               11,991                47,964
(a),(d),(g)AboveNet Inc., wts., 9/08/10 .............................       United States               14,107                11,286
           Belgacom SA ..............................................          Belgium                 396,300            13,439,631
           Chunghwa Telecom Co. Ltd., ADR ...........................           Taiwan                 974,078            18,030,184
    (a),(c)Global Crossing Holdings Ltd., Contingent Distribution ...       United States           49,411,586                    --
           MCI Inc. .................................................       United States              754,046            19,130,147
        (a)NTL Inc. .................................................       United Kingdom             947,728            63,308,230
           Sprint Nextel Corp. ......................................       United States              118,861             2,826,515
    (a),(c)Telewest Communications PLC, Contingent Distribution .....       United Kingdom          53,559,146                    --
    (a),(c)Telewest Finance Ltd., Contingent Distribution ...........       United Kingdom           5,795,000                    --
        (a)Telewest Global Inc. .....................................       United Kingdom           3,122,294            71,656,647
           Verizon Communications Inc. ..............................       United States              426,700            13,948,823
                                                                                                                      --------------
                                                                                                                         211,153,089
                                                                                                                      --------------
           ELECTRIC UTILITIES 0.3%
           E.ON AG ..................................................          Germany                 153,710            14,154,388
   (a),(b)Entegra/Union Power, 144A .................................       United States              115,572                    --
                                                                                                                      --------------
                                                                                                                          14,154,388
                                                                                                                      --------------
           FOOD & STAPLES RETAILING 1.6%
           Bourbon SA ...............................................           France                 215,723            18,490,395
           Carrefour SA .............................................           France               1,305,508            60,077,474
                                                                                                                      --------------
                                                                                                                          78,567,869
                                                                                                                      --------------

           FOOD PRODUCTS 7.3%
           Cadbury Schweppes PLC ....................................       United Kingdom           2,728,621            27,521,975
           CSM NV ...................................................        Netherlands             1,890,218            53,627,074


14 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL QUALIFIED FUND                                               COUNTRY   SHARES/WARRANTS/CONTRACTS         VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           FOOD PRODUCTS (CONT.)
           Groupe Danone ...............................................        France              789,560           $   85,093,352
           Lotte Confectionary Co. Ltd. ................................     South Korea             30,405               31,177,144
           Nestle SA ...................................................     Switzerland            160,750               47,073,015
           Nong Shim Co. Ltd. ..........................................     South Korea             81,743               21,189,728
           Orkla ASA ...................................................        Norway            2,216,900               84,149,213
                                                                                                                      --------------
                                                                                                                         349,831,501
                                                                                                                      --------------
           HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
           Guidant Corp. ...............................................    United States           570,300               39,287,967
                                                                                                                      --------------
           HEALTH CARE PROVIDERS & SERVICES 3.8%
        (e)Generale de Sante ...........................................        France            2,010,450               72,723,649
    (a),(g)Kindred Healthcare Inc. .....................................    United States         1,208,060               34,200,179
    (a),(g)Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 ..........    United States               288                      668
    (a),(g)Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ..........    United States               876                    2,024
    (a),(g)Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ...........    United States               582                   11,195
    (a),(g)Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ..........    United States             3,876                   17,674
    (a),(g)Kindred Healthcare Inc., wts., Series A, 4/20/06 ............    United States           104,567                2,979,166
    (a),(g)Kindred Healthcare Inc., wts., Series B, 4/20/06 ............    United States           261,416                6,588,598
        (a)PacifiCare Health Systems Inc. ..............................    United States           200,500               15,995,890
           Rhoen-Klinikum AG ...........................................       Germany            1,157,046               43,953,950
        (a)Wellchoice Inc. .............................................    United States            73,100                5,548,290
                                                                                                                      --------------
                                                                                                                         182,021,283
                                                                                                                      --------------
           HOTELS, RESTAURANTS & LEISURE 0.4%
        (a)FHC Delaware Inc. ...........................................    United States           452,571                1,573,091
           Hilton Group ................................................    United Kingdom          847,300                4,698,922
    (a),(c)Trump Atlantic, Contingent Distribution .....................    United States        20,543,000                  760,502
        (a)Trump Entertainment Resorts Inc. ............................    United States           690,230               12,368,922
                                                                                                                      --------------
                                                                                                                          19,401,437
                                                                                                                      --------------
           INDUSTRIAL CONGLOMERATES 0.7%
           Siemens AG ..................................................       Germany              460,520               35,514,472
                                                                                                                      --------------
           INSURANCE 11.5%
        (a)Alleghany Corp. .............................................    United States           140,978               43,139,268
        (a)Berkshire Hathaway Inc., A ..................................    United States               468               38,376,000
        (a)Berkshire Hathaway Inc., B ..................................    United States            18,875               51,547,625
           Hartford Financial Services Group Inc. ......................    United States           482,200               37,211,374
(a),(d),(e)Imagine Group Holdings Ltd. .................................       Bermuda            2,814,856               28,828,432
           Montpelier Re Holdings Ltd. .................................       Bermuda              332,216                8,255,568
           Old Republic International Corp. ............................    United States         1,708,400               45,563,028
    (a),(d)Olympus Re Holdings Ltd. ....................................    United States            97,300                9,336,908
           Prudential Financial Inc. ...................................    United States           461,000               31,145,160
    (a),(d)Symetra Financial ...........................................    United States           394,800               45,402,000
           White Mountains Insurance Group Inc. ........................    United States           352,130              212,686,520
                                                                                                                      --------------
                                                                                                                         551,491,883
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 15

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL QUALIFIED FUND                                               COUNTRY    SHARES/WARRANTS/CONTRACTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           MACHINERY 1.7%
        (a)Kone Corp., B ...............................................       Finland               719,300          $   48,856,090
           NACCO Industries Inc., A ....................................    United States            274,700              31,439,415
                                                                                                                      --------------
                                                                                                                          80,295,505
                                                                                                                      --------------
           MEDIA 6.3%
        (a)CJ CGV Co. Ltd. .............................................     South Korea             574,910              15,536,619
           Clear Channel Communications Inc. ...........................    United States            658,200              21,648,198
        (a)Comcast Corp., A ............................................    United States            146,500               4,216,270
        (a)Discovery Holding Co., A ....................................    United States            614,625               8,875,185
           E.W. Scripps Co., A .........................................    United States            100,800               5,036,976
           EchoStar Communications Corp., A ............................    United States            529,300              15,651,401
        (a)Hollinger International Inc. ................................    United States            767,234               7,142,949
        (a)Liberty Media Corp., A ......................................    United States          6,148,259              49,493,485
           News Corp., A ...............................................    United States          1,126,900              17,568,371
           Omnicom Group Inc. ..........................................    United States            177,700              14,861,051
           Pearson PLC .................................................    United Kingdom         2,228,900              25,900,989
        (d)Time Warner Inc. ............................................    United States          2,704,400              47,997,150
        (a)TVMAX Holdings Inc. .........................................    United States            111,391                 111,391
           Viacom Inc., B ..............................................    United States            428,100              14,131,581
           Washington Post Co., B ......................................    United States             66,050              53,005,126
                                                                                                                      --------------
                                                                                                                         301,176,742
                                                                                                                      --------------
           METALS & MINING 5.0%
           Anglo American PLC ..........................................     South Africa          1,226,724              36,557,284
        (a)Apex Silver Mines Ltd. ......................................       Bolivia             1,081,300              16,987,223
           Barrick Gold Corp. ..........................................        Canada               313,800               9,115,890
        (a)Eldorado Gold Corp. .........................................        Canada             3,158,200              11,173,454
           Freeport McMoRan Copper & Gold Inc., B ......................    United States            204,600               9,941,514
        (a)Glamis Gold Ltd. ............................................        Canada               677,100              14,862,744
           Gold Fields Ltd. ............................................     South Africa            146,300               2,190,937
           Goldcorp Inc. ...............................................        Canada               577,581              11,582,605
        (a)Goldcorp Inc., wts., 5/30/07 ................................        Canada               777,331               2,810,357
        (a)Harmony Gold Mining Co. Ltd., ADR ...........................     South Africa            341,800               3,739,292
           Mittal Steel Co. NV, N.Y. shs., A ...........................     Netherlands           1,498,321              43,151,645
           Newmont Mining Corp. ........................................    United States          1,483,200              69,962,544
(a),(d),(e)Pig Iron LLC ................................................    United States          1,872,000                     693
           Placer Dome Inc. ............................................        Canada               470,800               8,060,783
                                                                                                                      --------------
                                                                                                                         240,136,965
                                                                                                                      --------------
           MULTI-UTILITIES 0.2%
           Northwestern Corp. ..........................................    United States            306,642               9,257,522
    (a),(c)Northwestern Corp., Contingent Distribution .................    United States          9,300,000                 697,500
                                                                                                                      --------------
                                                                                                                           9,955,022
                                                                                                                      --------------
           MULTILINE RETAIL 0.6%
           Jelmoli Holding AG ..........................................     Switzerland              19,172              27,108,178
                                                                                                                      --------------


16 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL QUALIFIED FUND                                               COUNTRY    SHARES/WARRANTS/CONTRACTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           OIL, GAS & CONSUMABLE FUELS 3.8%
        (a)Anchor Resources LLC ........................................    United States            58,923           $           --
           BP PLC ......................................................    United Kingdom        1,221,600               14,507,981
           BP PLC, ADR .................................................    United Kingdom          193,700               13,723,645
           Consol Energy Inc. ..........................................    United States           624,220               47,609,259
           Eni SpA .....................................................        Italy             1,452,100               43,134,967
           Oil & Natural Gas Corp. Ltd. ................................        India               833,600               20,119,810
           Total SA, B .................................................        France              166,368               45,420,000
                                                                                                                      --------------
                                                                                                                         184,515,662
                                                                                                                      --------------
           PAPER & FOREST PRODUCTS 3.2%
           Abitibi-Consolidated Inc. ...................................        Canada            1,139,500                4,580,757
        (h)Weyerhaeuser Co. ............................................    United States         2,142,200              147,276,250
                                                                                                                      --------------
                                                                                                                         151,857,007
                                                                                                                      --------------
           PERSONAL PRODUCTS 0.6%
           Gillette Co. ................................................    United States           467,100               27,185,220
                                                                                                                      --------------
           PHARMACEUTICALS 1.7%
        (a)IVAX Corp. ..................................................    United States           466,700               12,302,212
           Pfizer Inc. .................................................    United States           334,400                8,349,968
           Sanofi-Aventis ..............................................        France              321,748               26,591,863
           Valeant Pharmaceuticals International .......................    United States         1,025,100               20,584,008
           Wyeth .......................................................    United States           344,500               15,940,015
                                                                                                                      --------------
                                                                                                                          83,768,066
                                                                                                                      --------------
           REAL ESTATE 3.4%
        (a)Alexander's Inc. ............................................    United States           108,590               29,319,300
           Canary Wharf Group PLC ......................................    United Kingdom        8,298,072               31,971,940
        (b)Medical Properties Trust Inc., 144A .........................    United States           823,500                7,666,785
        (e)Saxon Capital Inc. ..........................................    United States         2,663,585               31,563,482
    (a),(d)Security Capital European Realty ............................      Luxembourg             17,603                  127,771
           Swire Pacific Ltd., A .......................................      Hong Kong           3,620,800               33,348,522
           Swire Pacific Ltd., B .......................................      Hong Kong           5,292,600                9,346,725
           Ventas Inc. .................................................    United States           669,525               21,558,705
                                                                                                                      --------------
                                                                                                                         164,903,230
                                                                                                                      --------------
           ROAD & RAIL 1.3%
        (d)Florida East Coast Industries Inc. ..........................    United States         1,497,000               64,409,173
                                                                                                                      --------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
           Samsung Electronics Co. Ltd. ................................     South Korea             29,500               16,622,904
                                                                                                                      --------------
           SOFTWARE 0.2%
        (a)Macromedia Inc. .............................................    United States           241,500                9,821,804
                                                                                                                      --------------
           THRIFTS & MORTGAGE FINANCE 3.1%
           Astoria Financial Corp. .....................................    United States            95,850                2,532,357
        (a)Franklin Bank Corp. .........................................    United States           889,879               14,371,546
           Hudson City Bancorp Inc. ....................................    United States         2,308,140               27,466,865


                                        Quarterly Statements of Investments | 17

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL QUALIFIED FUND                                               COUNTRY    SHARES/WARRANTS/CONTRACTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           THRIFTS & MORTGAGE FINANCE (CONT.)
    (a),(e)ITLA Capital Corp. ..........................................    United States           445,796           $   23,399,832
           Sovereign Bancorp Inc. ......................................    United States         3,735,520               82,330,861
                                                                                                                      --------------
                                                                                                                         150,101,461
                                                                                                                      --------------
           TOBACCO 9.9%
           Altadis SA ..................................................        Spain             2,499,700              111,997,282
        (h)Altria Group Inc. ...........................................    United States           796,507               58,710,531
           British American Tobacco PLC ................................    United Kingdom        3,939,454               82,734,786
           Imperial Tobacco Group PLC ..................................    United Kingdom        1,301,759               37,278,375
           KT&G Corp. ..................................................     South Korea          2,193,720               95,022,657
        (b)KT&G Corp., GDR, 144A .......................................     South Korea          1,433,500               31,106,950
        (h)Reynolds American Inc. ......................................    United States           686,300               56,976,626
                                                                                                                      --------------
                                                                                                                         473,827,207
                                                                                                                      --------------

           WIRELESS TELECOMMUNICATION SERVICES 0.1%
           Telephone & Data Systems Inc., special shares ...............    United States            80,100                3,007,755
                                                                                                                      --------------
           TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $2,938,810,328) .....................................                                               4,350,750,317
                                                                                                                      --------------
           PREFERRED STOCKS 0.5%
           DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(f)
           PTV Inc., 10.00%, A, pfd ....................................    United Kingdom           92,939                  116,174
                                                                                                                      --------------
           ELECTRIC UTILITIES 0.0%(f)
        (a)Montana Power Co., 8.45%, pfd ...............................    United States            46,450                  383,213
                                                                                                                      --------------
           METALS & MINING 0.5%
(d),(e),(g)Esmark Inc., Series A, 10.00%, cvt. pfd .....................    United States            22,360               22,360,000
           Falconbridge Ltd., 6.00%, cvt. pfd., 1 ......................        Canada               35,849                  915,942
           Falconbridge Ltd., 6.25%, cvt. pfd., 2 ......................        Canada               35,849                  915,046
           Falconbridge Ltd., 6.50%, cvt. pfd., 3 ......................        Canada               17,924                  455,269
                                                                                                                      --------------
                                                                                                                          24,646,257
                                                                                                                      --------------
           TOTAL PREFERRED STOCKS (COST $25,444,306) ...................                                                  25,145,644
                                                                                                                      --------------

                                                                                            ---------------------
                                                                                             PRINCIPAL AMOUNT(i)
                                                                                            ---------------------

           CORPORATE BONDS & NOTES 2.6%
        (b)ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ......        Canada            2,505,000 CAD            2,072,226
           Anchor Resources LLC, 12.00%, 12/17/06 ......................    United States            27,567                   27,567
    (d),(e)DecisionOne Corp., 144A, 12.00%, 4/15/10 ....................    United States         1,233,025                1,233,025
           Entegra/Union Power,
              Term Loan A, 4.00%, 6/01/12 ..............................    United States         5,887,605                5,239,968
              Term Loan B, 9.00%, 6/01/20 ..............................    United States         5,669,545                5,045,895


18 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL QUALIFIED FUND                                                  COUNTRY      PRINCIPAL AMOUNT(i)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS & NOTES (CONT.)
           Eurotunnel PLC,
                    Participating Loan Note, 1.00%, 4/30/40 .............     United Kingdom        1,020,000 GBP     $      184,359
             (b),(j)Senior Tranche G2 Term Loan A, 144A, FRN, 5.8718%,
                     12/15/12 ...........................................     United Kingdom          828,649 GBP          1,402,756
                 (j)Tier 2, FRN, 5.7958%, 12/31/18 ......................     United Kingdom       10,332,415 GBP         14,666,892
                 (j)Tier 3, FRN, 5.7958%, 12/31/25 ......................     United Kingdom       24,858,208 GBP         18,629,410
           Eurotunnel SA,
                    Senior Tranche H1 Term Loan (KfW Advance),
                     8.78%, 12/15/12 ....................................         France              482,500 EUR            556,838
                 (j)Tier 2 (LIBOR), FRN, 3.3926%, 12/31/18 ..............         France            2,479,106 EUR          2,399,116
                 (j)Tier 2 (PIBOR), FRN, 3.393%, 12/31/18 ...............         France            1,096,535 EUR          1,061,154
                 (j)Tier 3 (LIBOR), FRN, 3.3926%, 12/31/25 ..............         France           37,541,397 EUR         19,180,484
                 (j)Tier 3 (PIBOR), FRN, 3.393%, 12/31/25 ...............         France            6,693,302 EUR          3,419,712
        (j)Motor Coach Industries International Inc., FRN, 16.86%,
               12/01/08 .................................................     United States        21,920,107             21,920,107
        (d)Seton House Finance Ltd., zero cpn., 2/07/12 .................     United Kingdom       37,921,000 EUR         14,451,045
           Trump Entertainment Resorts Inc., 8.50%, 5/20/15 .............     United States        11,789,108             11,435,435
           TVMAX Holdings Inc., PIK,
                    11.50%, 9/30/05 .....................................     United States           197,938                197,938
                 (k)14.00%, 9/30/05 .....................................     United States           527,820                527,820
                                                                                                                      --------------
           TOTAL CORPORATE BONDS & NOTES (Cost $137,448,986) ............                                                123,651,747
                                                                                                                      --------------
           CORPORATE BONDS & NOTES IN REORGANIZATION 1.6%
        (l)Adelphia Communications Corp.,
                    9.25%, 10/01/02 .....................................     United States         2,551,000              1,887,740
                    8.125%, 7/15/03 .....................................     United States           660,000                495,000
                    7.50%, 1/15/04 ......................................     United States         1,740,000              1,305,000
                    10.50%, 7/15/04 .....................................     United States         2,715,000              2,076,975
                    9.875%, 3/01/05 .....................................     United States         1,013,000                759,750
                    10.25%, 11/01/06 ....................................     United States         4,368,000              3,254,160
                    9.875%, 3/01/07 .....................................     United States           390,000                292,500
                    8.375%, 2/01/08 .....................................     United States         3,934,000              2,950,500
                    7.75%, 1/15/09 ......................................     United States         8,148,000              6,070,260
                    7.875%, 5/01/09 .....................................     United States         3,491,000              2,548,430
                    9.375%, 11/15/09 ....................................     United States         3,471,000              2,672,670
                    10.875%, 10/01/10 ...................................     United States         3,183,000              2,387,250
                    10.25%, 6/15/11 .....................................     United States         3,429,000              2,623,185
        (l)Armstrong World Industries Inc.,
                    9.75%, 4/15/08 ......................................     United States         2,010,000              1,567,800
                    7.45%, 5/15/29 ......................................     United States         1,180,000                879,100
                    6.35%, 2/20/49 ......................................     United States         5,215,000              3,859,100
                    Revolver, 10/29/03 ..................................     United States         1,483,875              1,112,906
                    Trade Claim .........................................     United States         3,978,800              2,984,100
        (l)Century Communications Corp.,
                    9.50%, 3/01/05 ......................................     United States           610,000                663,375
                 (m)8.875%, 1/15/07 .....................................     United States           210,000                225,225
                    8.75%, 10/01/07 .....................................     United States         1,472,000              1,552,960
                    8.375%, 12/15/07 ....................................     United States           400,000                430,000


                                        Quarterly Statements of Investments | 19

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
     MUTUAL QUALIFIED FUND                                                           COUNTRY    PRINCIPAL AMOUNT(i)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS & NOTES IN REORGANIZATION (CONT.)
        (l)Century Communications Corp. (cont.)
              Series B, zero cpn., 1/15/08 ..................................      United States      3,450,000     $     2,225,250
              zero cpn., 3/15/03 ............................................      United States      6,175,000           5,897,125
    (k),(l)Owens Corning, Revolver, 6/26/02 .................................      United States     20,005,203          25,956,751
        (l)Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ..........      United States         40,000                  20
                                                                                                                    ---------------
           TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
             (Cost $62,400,508) .............................................                                            76,677,132
                                                                                                                    ---------------

                                                                                               ---------------------
                                                                                                       SHARES/
                                                                                                PRINCIPAL AMOUNT(i)
                                                                                               ---------------------

            COMPANIES IN LIQUIDATION 0.0%(f)
        (a)City Investing Company Liquidating Trust .........................      United States      1,607,485             225,048
    (a),(e)MBOP Liquidating Trust ...........................................      United States        412,418                  54
        (a)United Cos. Financial Corp., Bank Claim ..........................      United States         98,521                  --
                                                                                                                    ---------------
            TOTAL COMPANIES IN LIQUIDATION (COST $ --) ......................                                               225,102
                                                                                                                    ---------------
           GOVERNMENT AGENCIES 2.3%
        (n)Federal Home Loan Bank, 10/12/05 - 7/02/07 .......................      United States     83,550,000          82,099,257
           Federal Home Loan Mortgage Corp., 2.20% - 2.50%,
            5/19/06 - 12/18/06 ..............................................      United States     20,000,000          19,640,780
           Federal National Mortgage Association, 2.15%, 12/29/06 ...........      United States     10,000,000           9,736,570
                                                                                                                    ---------------
           TOTAL GOVERNMENT AGENCIES (COST $113,056,969) ....................                                           111,476,607
                                                                                                                    ---------------
           REPURCHASE AGREEMENTS 1.3%
    (o),(p)Barclays Capital Inc., 3.90%, 10/3/05 (Maturity Value $86,018)
            Collateralized by U.S. Government Agency Securities, 5.00%,
            6/01/35 - 7/01/35 ...............................................      United States         86,009              86,009
    (o),(p)Bear Stearns & Co. Inc., 3.85%, 10/3/05 (Maturity Value $44,010)
            Collateralized by U.S. Government Agency Securities,
            2.00% - 8.25%, 11/15/05 - 8/25/20 ...............................      United States         44,005              44,005
    (o),(p)J P Morgan Securities, 3.83%, 10/03/05 (Maturity Value $50,010)
            U.S. Government Agency Securities, 0.00% - 8.88%, 11/28/05 -
            2/22/28 .........................................................      United States         50,005              50,005
        (o)Merrill Lynch & Co. Inc., 3.79%, 10/03/05 (Maturity Value
            $60,319,045) Collateralized by U.S. Government Agency
            Securities 8.60% - 10.35%, 8/03/18 - 9/26/19 ....................      United States     60,300,000          60,300,000
    (o),(p)Morgan Stanley & Company Inc., 3.91%, 10/3/05 (Maturity Value
            $49,010) .Collateralized by U.S. Government Agency Securities,
            5.00% - 5.50%, 9/1/33 - 7/1/35 ..................................      United States         49,005              49,005
                                                                                                                    ---------------
           TOTAL REPURCHASE AGREEMENTS (COST $60,229,024) ...................                                            60,529,024
                                                                                                                    ---------------
           TOTAL INVESTMENTS (COST $3,337,690,121) 98.8% ....................                                         4,748,455,573
           SECURITIES SOLD SHORT (2.3)% .....................................                                          (108,802,379)
           NET UNREALIZED GAIN/LOSS ON FORWARD EXCHANGE CONTRACTS 0.6% ......                                            26,812,470
           OTHER ASSETS, LESS LIABILITIES 2.9% ..............................                                           140,491,719
                                                                                                                    ---------------
           NET ASSETS 100.0% ................................................                                       $ 4,806,957,383
                                                                                                                    ---------------


20 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

---------------------------------------------------------------------------------------------------------------------------------
    MUTUAL QUALIFIED FUND                                                       COUNTRY              SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
    SECURITIES SOLD SHORT 2.3%
    COMMERCIAL BANKS 0.4%
    Bank of America Corp. ...............................................     United States         409,900        $   17,256,790
                                                                                                                   --------------
    FOOD PRODUCTS 0.3%
    Kraft Foods Inc., A .................................................     United States         527,089            16,123,653
                                                                                                                   --------------
    HEALTH CARE PROVIDERS & SERVICES 0.3%
    UnitedHealth Group Inc. .............................................     United States         220,300            12,380,860
    Wellpoint Inc. ......................................................     United States          37,900             2,873,578
                                                                                                                   --------------
                                                                                                                       15,254,438
                                                                                                                   --------------
    HOUSEHOLD PRODUCTS 0.6%
    Procter & Gamble Co. ................................................     United States         452,400            26,899,704
                                                                                                                   --------------
    PHARMACEUTICALS 0.3%
    Johnson & Johnson ...................................................     United States         150,268             9,508,959
    Teva Pharmaceutical Industries Ltd., ADR ............................         Israel            197,900             6,613,818
                                                                                                                   --------------
                                                                                                                       16,122,777
                                                                                                                   --------------
    SOFTWARE 0.2%
    Adobe Systems Inc. ..................................................     United States         322,300             9,620,655
                                                                                                                   --------------
    THRIFTS & MORTGAGE FINANCE 0.1%
    Washington Mutual Inc. ..............................................     United States         112,100             4,396,562
                                                                                                                   --------------
    WIRELESS TELECOMMUNICATION SERVICES 0.1%
    Telephone & Data Systems Inc. .......................................     United States          80,200             3,127,800
                                                                                                                   --------------
    TOTAL SECURITIES SOLD SHORT (COST $(109,325,081)) ...................                                             108,802,379
                                                                                                                   --------------

SEE SELECTED PORTFOLIO ABBREVIATIONS ON PAGE 52.

CURRENCY ABBREVIATIONS:

CAD   -   Canadian Dollar
EUR   -   Euro
GBP   -   British Pound


                                        Quarterly Statements of Investments | 21

FRANKLIN MUTUAL SERIES FUND, INC.

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2005, the value of these securities was $44,035,527, representing 0.92% of net assets.

(c) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d)   See Note 4 regarding restricted and illiquid securities.

(e)   See Note 5 regarding Holdings of 5% Voting Securities.

(f)   Rounds to less than 0.05% of net assets.

(g)   See Note 7 regarding other considerations.

(h)   Securities segregated with broker for securities sold short.

(i)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(j)   The coupon shown represents the rate at period end.

(k)   See Note 6 regarding unfunded loan commitments.

(l)   Defaulted security.

(m)   A portion or all of the security is on loan as of September 30, 2005.

(n) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(o) At September 30, 2005, all repurchase agreements had been entered into on that date.

(p)   Investment from cash collateral received for securities loaned


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL BEACON FUND                                                    COUNTRY   SHARES/WARRANTS/CONTRACTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS 88.2%
           AEROSPACE & DEFENSE 0.5%
           Northrop Grumman Corp. .......................................     United States            546,200        $   29,685,970
                                                                                                                      --------------
           AIRLINES 0.5%
        (a)ACE Aviation Holdings Inc. ...................................         Canada               880,968            26,928,789
    (a),(b)ACE Aviation Holdings Inc., A, 144A ..........................         Canada                46,508             1,421,622
        (a)ACE Aviation Holdings Inc., B ................................         Canada                 1,670                51,177
    (a),(c)Air Canada Inc., Contingent Distribution .....................         Canada           288,242,292                    --
                                                                                                                      --------------
                                                                                                                          28,401,588
                                                                                                                      --------------

           AUTO COMPONENTS 0.0%(d)
    (a),(e)Lancer Industries Inc., B ....................................     United States                  1               287,261
                                                                                                                      --------------
           BEVERAGES 5.2%
           Brown-Forman Corp., A ........................................     United States            308,260            19,035,055
           Brown-Forman Corp., B ........................................     United States            362,618            21,590,276
           Carlsberg AS, A ..............................................        Denmark                74,900             4,144,287
           Carlsberg AS, B ..............................................        Denmark             1,772,503           103,641,789
           Coca-Cola Enterprises Inc. ...................................     United States          2,321,275            45,264,862
           Diageo PLC ...................................................     United Kingdom         4,764,700            68,475,234
           Pernod Ricard SA .............................................         France               252,985            44,676,256
                                                                                                                      --------------
                                                                                                                         306,827,759
                                                                                                                      --------------
           CAPITAL MARKETS 0.5%
           Bear Stearns Cos. Inc. .......................................     United States            286,002            31,388,720
                                                                                                                      --------------
           CHEMICALS 0.6%
           Givaudan AG ..................................................      Switzerland              55,850            35,773,344
                                                                                                                      --------------
           COMMERCIAL BANKS 5.0%
           Allied Irish Banks PLC .......................................        Ireland             1,926,418            41,013,732
           Bank of Ireland ..............................................        Ireland             2,675,749            42,299,120
           BNP Paribas SA ...............................................         France               245,000            18,628,883
    (a),(e)Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 ..............         Japan             11,820,937            16,844,835
           Danske Bank ..................................................        Denmark             1,105,100            33,821,781
(a),(e),(f)FE Capital Holdings Ltd. .....................................         Japan                 13,981            26,563,885
           Foreningssparbanken AB, A ....................................         Sweden             1,816,300            43,960,326
           Mitsubishi UFJ Financial Group Inc. ..........................         Japan                  5,727            75,182,643
                                                                                                                      --------------
                                                                                                                         298,315,205
                                                                                                                      --------------
           COMMERCIAL SERVICES & SUPPLIES 0.0%(d)
           Comdisco Holding Co. Inc. ....................................     United States                453                 7,984
        (c)Comdisco, Contingent Distribution ............................     United States         54,914,113                    --
    (a),(c)Safety Kleen Corp., Contingent Distribution ..................     United States            630,000                    --
                                                                                                                      --------------
                                                                                                                               7,984
                                                                                                                      --------------
           COMPUTERS & PERIPHERALS 0.0%(d)
(a),(e),(f)DecisionOne Corp. ............................................     United States          1,142,353               814,498
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 23

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL BEACON FUND                                                    COUNTRY   SHARES/WARRANTS/CONTRACTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           CONSUMER FINANCE 0.5%
           MBNA Corp. ...................................................     United States         1,014,600         $   24,999,744
        (a)Providian Financial Corp. ....................................     United States           311,100              5,500,248
                                                                                                                      --------------
                                                                                                                          30,499,992
                                                                                                                      --------------
           CONTAINERS & PACKAGING 1.2%
           Temple-Inland Inc. ...........................................     United States         1,672,900             68,337,965
                                                                                                                      --------------
           DIVERSIFIED FINANCIAL SERVICES 2.4%
           Brascan Corp., A .............................................         Canada            1,018,000             47,442,989
           Fortis Group NV ..............................................        Belgium            1,234,410             35,689,027
           Leucadia National Corp. ......................................     United States         1,297,560             55,924,836
           London Stock Exchange PLC ....................................     United Kingdom          437,100              4,393,352
    (a),(c)Marconi Corp., Contingent Distribution .......................     United Kingdom       42,651,300                     --
                                                                                                                      --------------
                                                                                                                         143,450,204
                                                                                                                      --------------
           DIVERSIFIED TELECOMMUNICATION SERVICES 4.2%
(a),(e),(g)AboveNet Inc. ................................................     United States           439,477             10,531,363
(a),(c),(g)AboveNet Inc., Contingent Distribution .......................     United States        61,502,000                     --
(a),(e),(g)AboveNet Inc., wts., 9/08/08 .................................     United States            14,770                 59,080
(a),(e),(g)AboveNet Inc., wts., 9/08/10 .................................     United States            17,376                 13,901
           Chunghwa Telecom Co. Ltd., ADR ...............................         Taiwan              299,300              5,540,043
    (a),(c)Global Crossing Holdings Ltd., Contingent Distribution .......     United States        60,632,757                     --
           MCI Inc. .....................................................     United States         1,601,623             40,633,176
        (a)NTL Inc. .....................................................     United Kingdom        1,161,195             77,567,826
           Sprint Nextel Corp. ..........................................     United States           149,439              3,553,659
    (a),(c)Telewest Communications PLC, Contingent Distribution .........     United Kingdom       66,741,863                     --
    (a),(c)Telewest Finance Ltd., Contingent Distribution ...............     United Kingdom        7,240,000                     --
        (a)Telewest Global Inc. .........................................     United Kingdom        3,785,613             86,879,818
           Verizon Communications Inc. ..................................     United States           737,900             24,121,951
                                                                                                                      --------------
                                                                                                                         248,900,817
                                                                                                                      --------------
           ELECTRIC UTILITIES 0.3%
           E.ON AG ......................................................        Germany              192,008             17,681,060
    (a),(b)Entegra/Union Power, 144A ....................................     United States           147,820                     --
                                                                                                                      --------------
                                                                                                                          17,681,060
                                                                                                                      --------------
           FOOD & STAPLES RETAILING 0.9%
           Carrefour SA .................................................        Austria              881,638             40,571,627
        (a)Kroger Co. ...................................................     United States           689,540             14,197,629
                                                                                                                      --------------
                                                                                                                          54,769,256
                                                                                                                      --------------
           FOOD PRODUCTS 4.8%
           Cadbury Schweppes PLC ........................................     United Kingdom        4,497,511             45,363,715
        (f)Farmer Brothers Co. ..........................................     United States         1,033,896             20,874,360
           Groupe Danone ................................................         France              640,200             68,996,358
           Nestle SA ....................................................      Switzerland            198,235             58,049,886
           Orkla ASA ....................................................         Norway            2,332,900             88,552,347
                                                                                                                      --------------
                                                                                                                         281,836,666
                                                                                                                      --------------


24 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL BEACON FUND                                                    COUNTRY   SHARES/WARRANTS/CONTRACTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           HEALTH CARE EQUIPMENT & SUPPLIES 2.3%
           Guidant Corp. ................................................     United States          1,249,800        $   86,098,722
           Hillenbrand Industries Inc. ..................................     United States          1,069,400            50,315,270
                                                                                                                      --------------
                                                                                                                         136,413,992
                                                                                                                      --------------
           HEALTH CARE PROVIDERS & SERVICES 1.9%
        (a)Beverly Enterprises Inc. .....................................     United States          2,858,600            35,017,850
    (a),(g)Kindred Healthcare Inc. ......................................     United States          1,364,570            38,630,977
    (a),(g)Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 ...........     United States                325                   754
    (a),(g)Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ...........     United States                989                 2,285
    (a),(g)Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ............     United States                657                12,637
    (a),(g)Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ...........     United States              4,380                19,973
    (a),(g)Kindred Healthcare Inc., wts., Series A, 4/20/06 .............     United States            121,432             3,459,658
    (a),(g)Kindred Healthcare Inc., wts., Series B, 4/20/06 .............     United States            303,580             7,651,278
        (a)PacifiCare Health Systems Inc. ...............................     United States            275,700            21,995,346
        (a)Wellchoice Inc. ..............................................     United States             90,000             6,831,000
                                                                                                                      --------------
                                                                                                                         113,621,758
                                                                                                                      --------------
           HOTELS, RESTAURANTS & LEISURE 0.3%
    (a),(f)FHC Delaware Inc. ............................................     United States            507,977             1,765,677
    (a),(c)Trump Atlantic, Contingent Distribution ......................     United States         26,587,000               984,251
        (a)Trump Entertainment Resorts Inc. .............................     United States            890,620            15,959,910
                                                                                                                      --------------
                                                                                                                          18,709,838
                                                                                                                      --------------
           INDUSTRIAL CONGLOMERATES 0.5%
           Tyco International Ltd. ......................................     United States          1,052,600            29,314,910
                                                                                                                      --------------
           INSURANCE 12.2%
        (a)Alleghany Corp. ..............................................     United States            163,026            49,885,956
        (a)Berkshire Hathaway Inc., A ...................................     United States                741            60,762,000
        (a)Berkshire Hathaway Inc., B ...................................     United States             38,925           106,304,175
           Hartford Financial Services Group Inc. .......................     United States            741,800            57,244,706
           Irish Life & Permanent PLC ...................................        Ireland             2,265,819            41,103,107
           Montpelier Re Holdings Ltd. ..................................        Bermuda               388,350             9,650,498
           Old Republic International Corp. .............................     United States          2,225,245            59,347,284
    (a),(e)Olympus Re Holdings Ltd. .....................................     United States            106,700            10,238,932
           Prudential Financial Inc. ....................................     United States            541,900            36,610,764
    (a),(e)Symetra Financial ............................................     United States            511,600            58,834,000
           White Mountains Insurance Group Inc. .........................     United States            389,021           234,968,684
                                                                                                                      --------------
                                                                                                                         724,950,106
                                                                                                                      --------------
           LEISURE EQUIPMENT & PRODUCTS 0.9%
           Mattel Inc. ..................................................     United States          3,049,400            50,863,992
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 25

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL BEACON FUND                                                    COUNTRY   SHARES/WARRANTS/CONTRACTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           MACHINERY 1.1%
        (a)Agco Corp. .................................................       United States          1,952,200        $   35,530,040
           Deere & Co. ................................................       United States            483,200            29,571,840
                                                                                                                      --------------
                                                                                                                          65,101,880
                                                                                                                      --------------
           MEDIA 9.2%
           Clear Channel Communications Inc. ..........................       United States          1,788,300            58,817,187
        (a)Comcast Corp., A ...........................................       United States          1,012,900            29,151,262
        (a)Discovery Holding Co., A ...................................       United States            695,536            10,043,540
           E.W. Scripps Co., A ........................................       United States            459,850            22,978,704
        (a)Hollinger International Inc. ...............................       United States            985,458             9,174,614
        (a)Liberty Media Corp., A .....................................       United States          6,957,360            56,006,748
           News Corp., A ..............................................       United States          9,347,100           145,721,289
        (a)Time Warner Inc. ...........................................       United States          2,833,800            50,293,716
        (a)Time Warner Inc., Jan. 10.00 Calls, 1/21/06 ................       United States             10,958             8,805,849
        (a)TVMAX Holdings Inc. ........................................       United States            133,855               133,855
           Viacom Inc., B .............................................       United States          1,702,100            56,186,321
           Washington Post Co., B .....................................       United States            119,022            95,515,155
                                                                                                                      --------------
                                                                                                                         542,828,240
                                                                                                                      --------------
           METALS & MINING 4.7%
           Anglo American PLC .........................................        South Africa          1,737,547            51,780,188
           Anglo American PLC, ADR ....................................        South Africa              1,200                36,240
           Barrick Gold Corp. .........................................           Canada               357,300            10,379,565
        (a)Coeur D'Alene Mines Corp. ..................................       United States          6,326,300            26,760,249
        (a)Eldorado Gold Corp. ........................................           Canada             1,029,500             3,642,287
           Freeport McMoRan Copper & Gold Inc., B .....................       United States            284,900            13,843,291
        (a)Glamis Gold Ltd. ...........................................           Canada               610,100            13,392,055
           Gold Fields Ltd. ...........................................        South Africa            331,307             4,961,537
           Goldcorp Inc. ..............................................           Canada               473,506             9,497,021
        (a)Goldcorp Inc., wts., 5/30/07 ...............................           Canada               930,257             3,363,241
           Mittal Steel Co. NV, N.Y. shs., A ..........................        Netherlands           1,861,049            53,598,211
           Newmont Mining Corp. .......................................       United States          1,762,000            83,113,540
(a),(e),(f)Pig Iron LLC ...............................................       United States          2,363,800                   875
    (a),(f)PMG LLC ....................................................       United States             48,890             4,106,774
        (a)Rio Narcea Gold Mines Ltd. .................................           Canada             1,213,700             1,692,514
                                                                                                                      --------------
                                                                                                                         280,167,588
                                                                                                                      --------------
           MULTI-UTILITIES 0.2%
           Northwestern Corp. .........................................       United States            389,255            11,751,608
    (a),(c)Northwestern Corp., Contingent Distribution ................       United States         11,805,000               885,375
                                                                                                                      --------------
                                                                                                                          12,636,983
                                                                                                                      --------------

           OIL, GAS & CONSUMABLE FUELS 4.9%
    (a),(f)Anchor Resources LLC .......................................       United States             69,184                    --
           BP PLC .....................................................       United Kingdom         2,690,300            31,950,574
           BP PLC, ADR ................................................       United Kingdom            26,100             1,849,185
           Canadian Oil Sands Trust ...................................           Canada               613,600            67,846,191


26 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL BEACON FUND                                                    COUNTRY   SHARES/WARRANTS/CONTRACTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           OIL, GAS & CONSUMABLE FUELS (CONT.)
    (a),(b)CNX Gas Corp., 144A ..........................................     United States             443,000       $    9,081,500
           Consol Energy Inc. ...........................................     United States             973,110           74,219,100
           Pogo Producing Co. ...........................................     United States             794,600           46,833,724
           Total SA, B ..................................................         France                207,900           56,758,619
                                                                                                                      --------------
                                                                                                                         288,538,893
                                                                                                                      --------------
           PAPER & FOREST PRODUCTS 3.9%
           International Paper Co. ......................................     United States           1,520,500           45,310,900
           Weyerhaeuser Co. .............................................     United States           2,709,391          186,270,631
                                                                                                                      --------------
                                                                                                                         231,581,531
                                                                                                                      --------------
           PERSONAL PRODUCTS 1.0%
           Gillette Co. .................................................     United States           1,012,100           58,904,220
                                                                                                                      --------------
           PHARMACEUTICALS 1.2%
        (a)IVAX Corp. ...................................................     United States             576,600           15,199,176
           Pfizer Inc. ..................................................     United States             422,900           10,559,813
           Wyeth ........................................................     United States           1,023,300           47,348,091
                                                                                                                      --------------
                                                                                                                          73,107,080
                                                                                                                      --------------
           REAL ESTATE 2.7%
        (a)Alexander's Inc. .............................................     United States              38,800           10,476,000
           Canary Wharf Group PLC .......................................     United Kingdom         10,069,634           38,797,655
           iStar Financial Inc. .........................................     United States           1,426,334           57,666,684
    (a),(e)Security Capital European Realty .............................       Luxembourg               20,244              146,941
           Shurgard Storage Centers Inc., A .............................     United States              84,500            4,721,015
           St. Joe Co. ..................................................     United States             482,598           30,138,245
           Ventas Inc. ..................................................     United States             608,900           19,606,580
                                                                                                                      --------------
                                                                                                                         161,553,120
                                                                                                                      --------------
           ROAD & RAIL 1.4%
    (e),(f)Florida East Coast Industries Inc. ...........................     United States           1,967,636           84,658,523
                                                                                                                      --------------
           SOFTWARE 0.7%
        (a)Macromedia Inc. ..............................................     United States             302,900           12,318,943
           Microsoft Corp. ..............................................     United States           1,103,600           28,395,628
                                                                                                                      --------------
                                                                                                                          40,714,571
                                                                                                                      --------------
           TEXTILES APPAREL & LUXURY GOODS 0.2%
           Reebok International Ltd. ....................................     United States             203,200           11,495,024
                                                                                                                      --------------
           THRIFTS & MORTGAGE FINANCE 1.9%
           Astoria Financial Corp. ......................................     United States             317,617            8,391,441
           First Niagara Financial Group Inc. ...........................     United States             427,550            6,173,822
           Hudson City Bancorp Inc. .....................................     United States           4,654,880           55,393,072
           Sovereign Bancorp Inc. .......................................     United States           2,044,600           45,062,984
                                                                                                                      --------------
                                                                                                                         115,021,319
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 27

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL BEACON FUND                                                    COUNTRY   SHARES/WARRANTS/CONTRACTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           TOBACCO 10.3%
           Altadis SA ...................................................         Spain             3,686,149         $  165,155,286
        (h)Altria Group Inc. ............................................     United States         1,297,959             95,672,558
           British American Tobacco PLC .................................     United Kingdom        4,983,756            104,666,785
           British American Tobacco PLC, ADR ............................     United Kingdom           40,400              1,710,536
           Imperial Tobacco Group PLC ...................................     United Kingdom        2,880,843             82,498,484
           KT&G Corp. ...................................................      South Korea            835,850             36,205,482
        (b)KT&G Corp., GDR, 144A ........................................      South Korea          1,579,000             34,264,300
        (h)Reynolds American Inc. .......................................     United States         1,055,718             87,645,708
                                                                                                                      --------------
                                                                                                                         607,819,139
                                                                                                                      --------------

           WIRELESS TELECOMMUNICATION SERVICES 0.1%
           Telephone & Data Systems Inc., special shares ................     United States           101,300              3,803,815
                                                                                                                      --------------
           TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
               (COST $3,599,819,236) ....................................                                              5,228,784,811
                                                                                                                      --------------
           PREFERRED STOCKS 0.9%
           DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(f)
           PTV Inc., 10.00%, A, pfd .....................................     United Kingdom          114,246                142,808
                                                                                                                      --------------
           ELECTRIC UTILITIES 0.0%(d)
        (a)Montana Power Co., 8.45%, pfd ................................     United States            58,900                485,925
                                                                                                                      --------------
           METALS & MINING 0.6%
(e),(f),(g)Esmark Inc., Series A, 10.00%, cvt. pfd ......................     United States            28,644             28,644,000
           Falconbridge Ltd., 6.00%, cvt. pfd., 1 .......................         Canada               43,376              1,108,257
           Falconbridge Ltd., 6.25%, cvt. pfd., 2 .......................         Canada               43,376              1,107,172
           Falconbridge Ltd., 6.50%, cvt. pfd., 3 .......................         Canada               21,688                550,875
                                                                                                                      --------------
                                                                                                                          31,410,304
                                                                                                                      --------------
           REAL ESTATE 0.3%
           iStar Financial Inc., 7.80%, pfd .............................     United States           770,100             20,415,351
                                                                                                                      --------------
           TOTAL PREFERRED STOCKS (COST $51,666,783) ....................                                                 52,454,388
                                                                                                                      --------------

                                                                                                 -------------------
                                                                                                 PRINCIPAL AMOUNT(i)
                                                                                                 -------------------
           CORPORATE BONDS & NOTES 1.8%
        (b)ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 .. . ..         Canada            1,993,000 CAD          1,648,681
        (f)Anchor Resources LLC, 12.00%, 12/17/06 .......................     United States            32,368                 32,368
    (e),(f)DecisionOne Corp., 144A, 12.00%, 4/15/10 .....................     United States         1,397,095              1,397,095
           Entegra/Union Power,
               Term Loan A, 4.00%, 6/01/12 ..............................     United States         7,530,458              6,702,108
               Term Loan B, 9.00%, 6/01/20 ..............................     United States         7,251,552              6,453,881
           Eurotunnel PLC,
            (j)Tier 2, FRN, 5.7958%, 12/31/18 ...........................     United Kingdom        7,592,095 GBP         10,776,999
            (j)Tier 3, FRN, 5.7958%, 12/31/25 ...........................     United Kingdom       28,404,485 GBP         21,287,086
               Participating Loan Note, 1.00%, 4/30/40 ..................     United Kingdom          858,000 GBP            155,078


28 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL BEACON FUND                                                    COUNTRY         PRINCIPAL AMOUNT(i)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS & NOTES (CONT.)
           Eurotunnel SA,
               Senior Tranche H1 Term Loan (KfW Advance),
                 8.78%, 12/15/12 ........................................        France               605,300 EUR     $      698,557
            (j)Tier 2 (LIBOR), FRN, 3.3926%, 12/31/18 ...................        France             1,880,987 EUR          1,820,295
            (j)Tier 2 (PIBOR), FRN, 3.393%, 12/31/18 ....................        France               832,034 EUR            805,188
            (j)Tier 3 (LIBOR), FRN, 3.3926%, 12/31/25 ...................        France            20,347,101 EUR         10,395,651
            (j)Tier 3 (PIBOR), FRN, 3.393%, 12/31/25 ....................        France             1,048,320 EUR            535,603
        (j)Motor Coach Industries International Inc., FRN, 16.86%,
            12/01/08 ....................................................     United States        28,378,649             28,378,649
           Trump Entertainment Resorts Inc., 8.50%, 5/20/15 .............     United States        15,201,260             14,745,222
           TVMAX Holdings Inc., PIK,
               11.50%, 1/16/06 ..........................................     United States           228,252                228,252
            (k)14.00%, 1/16/06 ..........................................     United States           624,578                624,578
                                                                                                                      --------------
           TOTAL CORPORATE BONDS & NOTES (COST $117,996,168) ............                                                106,685,291
                                                                                                                      --------------
           CORPORATE BONDS & NOTES IN REORGANIZATION 1.6%
        (l)Adelphia Communications Corp.,
               9.25%, 10/01/02 ..........................................     United States         3,244,000              2,400,560
               8.125%, 7/15/03 ..........................................     United States           825,000                618,750
               7.50%, 1/15/04 ...........................................     United States         2,160,000              1,620,000
               10.50%, 7/15/04 ..........................................     United States         3,375,000              2,581,875
               9.875%, 3/01/05 ..........................................     United States         1,304,000                978,000
               10.25%, 11/01/06 .........................................     United States         5,565,000              4,145,925
               9.875%, 3/01/07 ..........................................     United States           493,000                369,750
               8.375%, 2/01/08 ..........................................     United States         4,959,000              3,719,250
               7.75%, 1/15/09 ...........................................     United States        10,231,000              7,622,095
               7.875%, 5/01/09 ..........................................     United States         4,398,000              3,210,540
               9.375%, 11/15/09 .........................................     United States         4,390,000              3,380,300
               10.875%, 10/01/10 ........................................     United States         4,080,000              3,060,000
               10.25%, 6/15/11 ..........................................     United States         4,305,000              3,293,325
        (l)Armstrong World Industries Inc.,
               Revolver, 10/29/03 .......................................     United States         1,880,775              1,410,581
               9.75%, 4/15/08 ...........................................     United States         2,583,000              2,014,740
               7.45%, 5/15/29 ...........................................     United States         1,519,000              1,131,655
               6.35%, 2/20/49 ...........................................     United States         6,430,000              4,758,200
               Trade Claim ..............................................     United States         5,042,800              3,782,100
        (l)Century Communications Corp.,
               9.50%, 3/01/05 ...........................................     United States           773,000                840,637
            (m)8.875%, 1/15/07 ..........................................     United States           266,000                285,285
               8.75%, 10/01/07 ..........................................     United States         1,889,000              1,992,895
               8.375%, 12/15/07 .........................................     United States           500,000                537,500
               Series B, zero cpn., 1/15/08 .............................     United States         4,386,000              2,828,970
               zero cpn., 3/15/03 .......................................     United States         7,710,000              7,363,050


                                        Quarterly Statements of Investments | 29

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
           MUTUAL BEACON FUND                                                      COUNTRY      PRINCIPAL AMOUNT(i)       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS & NOTES IN REORGANIZATION (CONT.)
    (k),(l)Owens Corning, Revolver, 6/26/02 ...............................     United States        25,833,600     $    33,519,096
        (l)Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ........     United States            50,000                  25
                                                                                                                    ---------------
           TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
            (Cost $78,240,393) ............................................                                              95,654,034
                                                                                                                    ---------------

                                                                                               ---------------------
                                                                                                      SHARES/
                                                                                                PRINCIPAL AMOUNT(h)
                                                                                               ---------------------

           COMPANIES IN LIQUIDATION 0.0%(d)
        (a)City Investing Company Liquidating Trust .......................     United States           423,187              59,246
        (a)Eli Jacobs, Bank Claim .........................................     United States        25,305,910             182,203
        (a)MBOP Liquidating Trust .........................................     United States           205,135                  27
        (a)United Cos. Financial Corp., Bank Claim ........................     United States           112,077                  --
                                                                                                                    ---------------
            TOTAL COMPANIES IN LIQUIDATION (COST $ --) ....................                                                 241,476
                                                                                                                    ---------------
           GOVERNMENT AGENCIES 5.3%
    (h),(n)Federal Home Loan Bank, 10/12/05 - 7/02/07 .....................     United States       270,312,000         266,487,165
           Federal Home Loan Mortgage Corp., 2.50%, 5/19/06 ...............     United States        10,000,000           9,891,920
           Federal National Mortgage Association, 1.81% - 2.20%,
            12/23/05 - 12/29/06 ...........................................     United States        32,375,000          31,801,686
    (h),(n)U.S. Treasury Bill, 2/02/06 - 2/16/06 ..........................     United States         8,000,000           7,894,556
                                                                                                                    ---------------
           TOTAL GOVERNMENT AGENCIES (COST $318,837,810) ..................                                             316,075,327
                                                                                                                    ---------------
           REPURCHASE AGREEMENTS 0.2%
    (o),(p)Barclays Capital Inc., 3.90%, 10/3/05 (Maturity Value
            $168,036) Collateralized by U.S. Government Agency
            Securities, 5.00%, 6/01/35 - 7/01/35 ..........................     United States           168,018             168,018
    (o),(p)J P Morgan Securities, 3.83%, 10/03/05 (Maturity Value
            $70,014) U.S. Government Agency Securities, 0.00% - 8.88%,
            11/28/05 - 2/22/28 ............................................     United States            70,007              70,007
        (o)Merrill Lynch & Co. Inc., 3.79%, 10/03/05 (Maturity Values
            $10,603,348) Collateralized by U.S. Government Securities,
            8.60% - 10.33%, 8/08/18 - 9/26/19 .............................     United States        10,600,000          10,600,000
    (o),(p)Morgan Stanley & Company Inc., 3.91%, 10/3/05 (Maturity
            Value $52,012) Collateralized by U.S. Government Agency
            Securities, 5.00% - 5.50%, 9/01/33 - 7/01/35 ..................     United States            52,006              52,006
                                                                                                                    ---------------
           TOTAL REPURCHASE AGREEMENTS (COST $10,890,031) .................                                              10,890,031
                                                                                                                    ---------------
           OPTIONS WRITTEN 0.0%(d) ........................................                                                 (16,980)
           TOTAL INVESTMENTS (COST $4,177,450,421) 98.0% ..................                                           5,810,785,358
           SECURITIES SOLD SHORT (2.9)% ...................................                                            (174,265,874)
           NET UNREALIZED GAIN/LOSS ON FORWARD EXCHANGE CONTRACTS 0.4% ....                                              24,660,959
           OTHER ASSETS, LESS LIABILITIES 4.5% ............................                                             267,958,915
                                                                                                                    ---------------
           NET ASSETS 100.0% ..............................................                                         $ 5,929,122,378
                                                                                                                    ===============


30 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

--------------------------------------------------------------------------------------------------------------------------------
    MUTUAL BEACON FUND                                                          COUNTRY            CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------------------
    OPTIONS WRITTEN (PREMIUMS RECEIVED $30,071)
    MACHINERY 0.0%(d)
    Deere & Co., Oct. 60.00 Puts, 10/22/05 ............................      United States               283      $       16,980
                                                                                                                  --------------

                                                                                                    --------
                                                                                                     SHARES
                                                                                                    --------
    SECURITIES SOLD SHORT 2.9%
    COMMERCIAL BANKS 0.3%
    Bank of America Corp. .............................................      United States           508,925          21,425,743
                                                                                                                  --------------
    FOOD PRODUCTS 0.4%
    Kraft Foods Inc., A ...............................................      United States           776,718          23,759,804
                                                                                                                  --------------
    HEALTH CARE PROVIDERS & SERVICES 0.3%
    UnitedHealth Group Inc. ...........................................      United States           303,400          17,051,080
    Wellpoint Inc. ....................................................      United States            46,700           3,540,794
                                                                                                                  --------------
                                                                                                                      20,591,874
                                                                                                                  --------------
    HOUSEHOLD PRODUCTS 1.0%
    Procter & Gamble Co. ..............................................      United States           972,900          57,848,634
                                                                                                                  --------------
    PHARMACEUTICALS 0.4%
    Johnson & Johnson .................................................      United States           254,130          16,081,346
    Teva Pharmaceutical Industries Ltd., ADR ..........................         Israel               244,200           8,161,164
                                                                                                                  --------------
                                                                                                                      24,242,510
                                                                                                                  --------------
    REAL ESTATE 0.1%
    Public Storage Inc. ...............................................      United States            67,540           4,525,180
                                                                                                                  --------------
    SOFTWARE 0.2%
    Adobe Systems Inc. ................................................      United States           416,700          12,438,495
                                                                                                                  --------------
    THRIFTS & MORTGAGE FINANCE 0.1%
    Washington Mutual Inc. ............................................      United States           139,700           5,479,034
                                                                                                                  --------------
    WIRELESS TELECOMMUNICATION SERVICES 0.1%
    Telephone & Data Systems Inc. .....................................      United States           101,400           3,954,600
                                                                                                                  --------------
    TOTAL SECURITIES SOLD SHORT (COST $173,072,971) ...................                                              174,265,874
                                                                                                                  --------------

SEE SELECTED PORTFOLIO ABBREVIATIONS ON PAGE 52.

CURRENCY ABBREVIATIONS:

CAD    -  Canadian Dollar
EUR    -  Euro
GBP    -  British Pound


                                        Quarterly Statements of Investments | 31

FRANKLIN MUTUAL SERIES FUND, INC.

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2005, the value of these securities was $111,553,703, representing 1.88% of net assets.

(c) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d)   Rounds to less than 0.05% of net assets.

(e)   See Note 4 regarding restricted and illiquid securities.

(f)   See Note 5 regarding Holdings of 5% Voting Securities.

(g)   See Note 7 regarding other considerations.

(h)   Security segregated with broker for securities sold short.

(i)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(j)   The coupon shown represents the rate at period end.

(k)   See Note 6 regarding unfunded loan commitment.

(l)   Defaulted security.

(m)   A portion or all of the security is on loan as of September 30, 2005.

(n) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(o) At September 30, 2005, all repurchase agreements had been entered into on that date.

(p)   Investment from cash collateral received for loaned securities.


32 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL DISCOVERY FUND                                                 COUNTRY    SHARES/WARRANTS/CONTRACTS      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS 91.1%
           AEROSPACE & DEFENSE 0.2%
           Northrop Grumman Corp. .......................................     United States            310,400        $   16,870,240
                                                                                                                      --------------
           AIRLINES 0.5%
        (a)ACE Aviation Holdings Inc. ...................................         Canada             1,221,769            37,346,145
    (a),(b)ACE Aviation Holdings Inc., A, 144A ..........................         Canada                64,416             1,969,021
        (a)ACE Aviation Holdings Inc., B ................................         Canada                 1,378                42,229
    (a),(c)Air Canada Inc., Contingent Distribution .....................         Canada           249,992,001                    --
                                                                                                                      --------------
                                                                                                                          39,357,395
                                                                                                                      --------------
           AUTOMOBILES 0.2%
           Hero Honda Motors Ltd. .......................................         India              1,042,903            17,605,142
                                                                                                                      --------------
           BEVERAGES 7.0%
           Brown-Forman Corp., A ........................................     United States            143,200             8,842,600
           Brown-Forman Corp., B ........................................     United States            391,650            23,318,841
           Carlsberg AS, A ..............................................        Denmark               113,300             6,268,995
           Carlsberg AS, B ..............................................        Denmark             1,876,968           109,750,066
           Coca-Cola Enterprises Inc. ...................................     United States          2,307,300            44,992,350
           Diageo PLC ...................................................     United Kingdom         4,705,930            67,630,629
           Fomento Economico Mexicano SA de CV (Femsa), ADR .............         Mexico             1,050,228            73,431,942
           Heineken Holding NV, A .......................................      Netherlands           1,192,542            35,166,685
        (a)Lotte Chilsung Beverage Co. Ltd. .............................      South Korea              24,576            23,363,097
           Pernod Ricard SA .............................................         France               772,613           136,440,721
                                                                                                                      --------------
                                                                                                                         529,205,926
                                                                                                                      --------------
           CAPITAL MARKETS 0.0%(d)
        (a)A.B. Watley Group Inc. .......................................     United States            128,355                 1,284
                                                                                                                      --------------
           Chemicals 1.3%
           Givaudan AG ..................................................      Switzerland              88,065            56,407,870
           Linde AG .....................................................        Germany               440,300            32,510,129
        (a)Sika AG ......................................................      Switzerland              11,206             8,537,080
                                                                                                                      --------------
                                                                                                                          97,455,079
                                                                                                                      --------------
           COMMERCIAL BANKS 6.4%
           Allied Irish Banks PLC .......................................        Ireland             4,877,727           103,847,549
           Bank of Ireland ..............................................        Ireland             2,475,126            39,127,605
           BNP Paribas SA ...............................................         France               594,632            45,213,591
    (a),(e)Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 ..............         Japan              9,799,350            13,964,074
           Danske Bank ..................................................        Denmark             1,352,880            41,405,132
(a),(e),(f)FE Capital Holdings Ltd. .....................................         Japan                 11,589            22,018,443
           Foreningssparbanken AB, A ....................................         Sweden             3,112,200            75,325,291
           Mitsubishi UFJ Financial Group Inc. ..........................         Japan                 10,709           140,585,110
                                                                                                                      --------------
                                                                                                                         481,486,795
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 33

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL DISCOVERY FUND                                                 COUNTRY    SHARES/WARRANTS/CONTRACTS      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS 91.1% (CONT.)
           COMMERCIAL SERVICES & SUPPLIES 0.4%
           Comdisco Holding Co. Inc. ....................................     United States               344         $        6,063
        (c)Comdisco, Contingent Distribution ............................     United States        41,726,153                     --
           Fursys Inc. ..................................................      South Korea            366,100              6,964,145
           Republic Services Inc. .......................................     United States           600,900             21,205,761
    (a),(c)Safety Kleen Corp., Contingent Distribution ..................     United States           520,000                     --
                                                                                                                      --------------
                                                                                                                          28,175,969
                                                                                                                      --------------
           COMPUTERS & PERIPHERALS 0.0%(d)
    (a),(e)DecisionOne Corp. ............................................     United States           359,884                256,597
                                                                                                                      --------------
           CONSTRUCTION MATERIALS 0.9%
           Ciments Francais SA ..........................................         France              399,572             46,353,503
           Hanil Cement Manufacturing Co. Ltd. ..........................      South Korea            289,270             18,850,369
                                                                                                                      --------------
                                                                                                                          65,203,872
                                                                                                                      --------------
           CONSUMER FINANCE 0.3%
           MBNA Corp. ...................................................     United States           734,700             18,103,008
        (a)Providian Financial Corp. ....................................     United States           369,000              6,523,920
                                                                                                                      --------------
                                                                                                                          24,626,928
                                                                                                                      --------------
           CONTAINERS & PACKAGING 0.7%
           Temple-Inland Inc. ...........................................     United States         1,371,420             56,022,507
                                                                                                                      --------------
           DISTRIBUTORS 0.4%
           Compania de Distribucion Integral Logista SA .................         Spain               564,170             29,163,433
                                                                                                                      --------------
           DIVERSIFIED FINANCIAL SERVICES 4.9%
           Brascan Corp., A .............................................         Canada              607,700             27,915,865
           Euronext .....................................................      Netherlands          1,357,836             59,775,864
           Fortis Group NV ..............................................        Belgium            2,222,940             64,269,219
           Guinness Peat Group PLC ......................................      New Zealand         22,027,831             32,456,389
           Jardine Matheson Holdings Ltd. ...............................       Hong Kong           3,610,712             61,743,175
           Jardine Strategic Holdings Ltd. ..............................       Hong Kong           7,356,100             75,032,220
           Leucadia National Corp. ......................................     United States         1,027,170             44,271,027
           London Stock Exchange PLC ....................................     United Kingdom          464,500              4,668,753
    (a),(c)Marconi Corp., Contingent Distribution .......................     United Kingdom       33,909,700                     --
        (b)Spinrite Income Fund, 144A ...................................         Canada              274,300              2,986,911
                                                                                                                      --------------
                                                                                                                         373,119,423
                                                                                                                      --------------

           DIVERSIFIED TELECOMMUNICATION SERVICES 3.7%
(a),(e),(g)AboveNet Inc. ................................................     United States           332,512              7,968,118
(a),(c),(g)AboveNet Inc., Contingent Distribution .......................     United States        46,367,000                     --
(a),(e),(g)AboveNet Inc., wts., 9/08/08 .................................     United States            11,105                 44,420
(a),(e),(g)AboveNet Inc., wts., 9/08/10 .................................     United States            13,066                 10,453
           Belgacom SA ..................................................        Belgium              458,000             15,532,049
           Chunghwa Telecom Co. Ltd., ADR ...............................         Taiwan            1,169,682             21,650,814
    (a),(c)Global Crossing Holdings Ltd., Contingent Distribution .......     United States        45,658,716                     --
           Koninklijke KPN NV ...........................................      Netherlands          2,137,200             19,166,561


34 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL DISCOVERY FUND                                                 COUNTRY    SHARES/WARRANTS/CONTRACTS      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           DIVERSIFIED TELECOMMUNICATION SERVICES (CONT.)
           MCI Inc. .....................................................     United States         1,148,134         $   29,128,160
        (a)NTL Inc. .....................................................     United Kingdom        1,344,522             89,814,070
           Sprint Nextel Corp. ..........................................     United States           160,782              3,823,396
    (a),(c)Telewest Communications PLC, Contingent Distribution .........     United Kingdom       53,009,022                     --
    (a),(c)Telewest Finance Ltd., Contingent Distribution ...............     United Kingdom        5,738,000                     --
        (a)Telewest Global Inc. .........................................     United Kingdom        3,124,100             71,698,095
           Verizon Communications Inc. ..................................     United States           638,300             20,866,027
                                                                                                                      --------------
                                                                                                                         279,702,163
                                                                                                                      --------------
           ELECTRIC UTILITIES 0.4%
           E.ON AG ......................................................        Germany              286,700             26,400,774
    (a),(b)Entegra/Union Power, 144A ....................................     United States           131,128                     --
                                                                                                                      --------------
                                                                                                                          26,400,774
                                                                                                                      --------------
           FOOD & STAPLES RETAILING 1.6%
           Carrefour SA .................................................         France            2,187,570            100,668,614
    (a),(b)RHM PLC, 144A ................................................     United Kingdom        3,574,200             19,333,201
                                                                                                                      --------------
                                                                                                                         120,001,815
                                                                                                                      --------------
           FOOD PRODUCTS 8.3%
           Cadbury Schweppes PLC ........................................     United Kingdom        4,575,019             46,145,492
           CSM NV .......................................................      Netherlands          3,170,099             89,938,373
        (f)Farmer Brothers Co. ..........................................     United States           904,637             18,264,621
           General Mills Inc. ...........................................     United States           478,600             23,068,520
           Groupe Danone ................................................         France              772,770             83,283,841
           Lotte Confectionary Co. Ltd. .................................      South Korea             52,189             53,514,356
           Nestle SA ....................................................      Switzerland            219,229             64,197,637
           Nong Shim Co. Ltd. ...........................................      South Korea            153,896             39,893,501
           Orkla ASA ....................................................         Norway            4,856,682            184,350,203
           Rieber & Son ASA .............................................         Norway            3,352,400             27,396,001
                                                                                                                      --------------
                                                                                                                         630,052,545
                                                                                                                      --------------
           HEALTH CARE EQUIPMENT & SUPPLIES 0.4%
           Guidant Corp. ................................................     United States           444,400             30,614,716
                                                                                                                      --------------
           HEALTH CARE PROVIDERS & SERVICES 1.2%
    (a),(g)Kindred Healthcare Inc. ......................................     United States           934,740             26,462,489
    (a),(g)Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 ...........     United States               223                    517
    (a),(g)Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ...........     United States               675                  1,559
    (a),(g)Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ............     United States               449                  8,637
    (a),(g)Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ...........     United States             3,002                 13,689
    (a),(g)Kindred Healthcare Inc., wts., Series A, 4/20/06 .............     United States            88,766              2,528,988
    (a),(g)Kindred Healthcare Inc., wts., Series B, 4/20/06 .............     United States           221,915              5,593,035
           MDS Inc. .....................................................         Canada              750,400             13,487,434
        (a)PacifiCare Health Systems Inc. ...............................     United States           335,200             26,742,256
           Rhoen-Klinikum AG ............................................        Germany              161,717              6,143,317
        (a)Wellchoice Inc. ..............................................     United States           114,400              8,682,960
                                                                                                                      --------------
                                                                                                                          89,664,881
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 35

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL DISCOVERY FUND                                                 COUNTRY    SHARES/WARRANTS/CONTRACTS      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           HOTELS, RESTAURANTS & LEISURE 0.3%
        (a)FHC Delaware Inc. ............................................     United States           212,022         $      736,967
(a),(e),(f)Hancock Discovery LLC ........................................     United States         8,758,216                500,007
           Hilton Group .................................................     United Kingdom        1,282,400              7,111,881
    (a),(c)Trump Atlantic, Contingent Distribution ......................     United States        24,246,000                897,587
        (a)Trump Entertainment Resorts Inc. .............................     United States           835,578             14,973,558
                                                                                                                      --------------
                                                                                                                          24,220,000
                                                                                                                      --------------
           HOUSEHOLD DURABLES 0.2%
           Hunter Douglas NV ............................................      Netherlands            377,861             17,997,275
                                                                                                                      --------------
           INDUSTRIAL CONGLOMERATES 1.1%
           Siemens AG ...................................................        Germany              654,803             50,497,226
           Tyco International Ltd. ......................................     United States         1,282,600             35,720,410
                                                                                                                      --------------
                                                                                                                          86,217,636
                                                                                                                      --------------
           INSURANCE 8.3%
        (a)Alleghany Corp. ..............................................     United States            73,574             22,513,644
        (a)Berkshire Hathaway Inc., A ...................................     United States               853             69,946,000
        (a)Berkshire Hathaway Inc., B ...................................     United States            34,470             94,137,570
           Catlin Group .................................................     United Kingdom        4,611,930             40,499,756
           E-L Financial Corp. Ltd. .....................................         Canada              177,619             64,960,820
           Hartford Financial Services Group Inc. .......................     United States           511,000             39,433,870
(a),(e),(f)Imagine Group Holdings Ltd. ..................................        Bermuda            4,551,501             46,614,334
           IPC Holdings Ltd. ............................................     United States           230,424              7,523,344
           Irish Life & Permanent PLC ...................................        Ireland            2,899,665             52,601,395
           Montpelier Re Holdings Ltd. ..................................        Bermuda              348,227              8,653,441
           Old Republic International Corp. .............................     United States         1,518,550             40,499,728
    (a),(e)Olympus Re Holdings Ltd. .....................................     United States            47,160              4,525,474
           Prudential Financial Inc. ....................................     United States           421,200             28,456,272
           White Mountains Insurance Group Inc. .........................     United States           175,415            105,950,660
                                                                                                                      --------------
                                                                                                                         626,316,308
                                                                                                                      --------------
           LEISURE EQUIPMENT & PRODUCTS 0.4%
           Agfa Gevaert NV ..............................................        Belgium              205,720              4,958,509
           Mattel Inc. ..................................................     United States           721,400             12,032,952
           Shimano Inc. .................................................         Japan               339,500              9,153,040
                                                                                                                      --------------
                                                                                                                          26,144,501
                                                                                                                      --------------
           MACHINERY 1.8%
           Metso OYJ ....................................................        Finland            1,024,900             26,009,376
           Schindler Holding AG .........................................      Switzerland            212,277             82,499,773
           Schindler Holding AG, Reg D ..................................      Switzerland             65,126             25,914,537
                                                                                                                      --------------
                                                                                                                         134,423,686
                                                                                                                      --------------


36 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL DISCOVERY FUND                                                 COUNTRY    SHARES/WARRANTS/CONTRACTS      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           MEDIA 5.9%
        (a)CJ CGV Co. Ltd. ..............................................      South Korea            849,040         $   22,944,828
           Clear Channel Communications Inc. ............................     United States         1,598,100             52,561,509
        (a)Comcast Corp., A .............................................     United States           179,400              5,163,132
           Daekyo Co. Ltd. ..............................................      South Korea             99,290              7,516,924
    (a),(h)Discovery Holding Co., A .....................................     United States           425,451              6,143,512
           E.W. Scripps Co., A ..........................................     United States           146,800              7,335,596
           EchoStar Communications Corp., A .............................     United States           581,900             17,206,783
        (a)Hollinger International Inc. .................................     United States           880,440              8,196,896
        (a)JC Decaux SA .................................................         France            1,860,223             41,058,009
    (a),(h)Liberty Media Corp., A .......................................     United States         4,255,518             34,256,920
           News Corp., A ................................................     United States         3,489,300             54,398,187
           Omnicom Group Inc. ...........................................     United States           197,900             16,550,377
           Pearson PLC ..................................................     United Kingdom        3,178,598             36,936,979
        (e)Time Warner Inc. .............................................     United States         2,833,800             50,293,716
        (a)Time Warner Inc., Jan. 10.00 Calls, 1/21/06 ..................     United States            18,832             15,133,395
        (a)TVMAX Holdings Inc. ..........................................     United States           118,432                118,432
           Viacom Inc., B ...............................................     United States           658,900             21,750,289
           Washington Post Co., B .......................................     United States            60,003             48,152,408
                                                                                                                      --------------
                                                                                                                         445,717,892
                                                                                                                      --------------
           METALS & MINING 4.6%
           Anglo American PLC ...........................................      South Africa         3,729,617            111,145,349
           Anglo American PLC, ADR ......................................      South Africa             1,000                 30,200
        (a)Canico Resource Corp. ........................................         Canada              613,300             10,511,150
           Freeport McMoRan Copper & Gold Inc., B .......................     United States           118,300              5,748,197
    (a),(f)Gammon Lake Resources Inc. ...................................         Canada            4,402,100             36,036,817
        (a)Glamis Gold Ltd. .............................................         Canada              719,700             15,797,839
           Gold Fields Ltd. .............................................      South Africa            20,244                303,167
           Goldcorp Inc. ................................................         Canada              538,769             10,803,563
        (a)Goldcorp Inc., wts., 5/30/07 .................................         Canada              600,670              2,171,656
        (a)Harmony Gold Mining Co. Ltd., ADR ............................      South Africa           438,500              4,797,190
           Hindalco Industries Inc. .....................................         India             1,437,737              4,809,902
        (a)Kinross Gold Corp. ...........................................         Canada              687,500              5,284,820
        (a)LionOre Mining International Ltd. ............................         Canada            4,500,000             21,886,029
           Mittal Steel Co. NV, N.Y. shs., A ............................      Netherlands          1,411,155             40,641,264
        (h)Newmont Mining Corp. .........................................     United States         1,507,100             71,089,907
(a),(e),(f)Pig Iron LLC .................................................     United States         2,645,800                    979
           Placer Dome Inc. .............................................         Canada              496,500              8,500,805
                                                                                                                      --------------
                                                                                                                         349,558,834
                                                                                                                      --------------
           MULTI-UTILITIES 0.1%
           Northwestern Corp. ...........................................     United States           322,840              9,746,540
    (a),(c)Northwestern Corp., Contingent Distribution ..................     United States         9,790,000                734,250
                                                                                                                      --------------
                                                                                                                          10,480,790
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 37

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL DISCOVERY FUND                                                 COUNTRY    SHARES/WARRANTS/CONTRACTS      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           OIL, GAS & CONSUMABLE FUELS 3.9%
        (a)Anchor Resources LLC .........................................     United States            53,272         $           --
           BP PLC .......................................................     United Kingdom        2,095,000             24,880,665
           BP PLC, ADR ..................................................     United Kingdom          180,900             12,816,765
           Canadian Oil Sands Trust .....................................         Canada              314,500             34,774,490
           Eni SpA ......................................................         Italy               847,600             25,178,154
           Oil & Natural Gas Corp. Ltd. .................................         India             1,095,168             26,433,028
           Statoil ASA ..................................................         Norway            1,782,357             44,241,070
           Suncor Energy Inc. ...........................................         Canada            1,037,600             62,897,299
           Total SA, B ..................................................         France              127,671             34,855,362
           Total SA, B, ADR .............................................         France              208,648             28,338,571
                                                                                                                      --------------
                                                                                                                         294,415,404
                                                                                                                      --------------
           PAPER & FOREST PRODUCTS 4.5%
        (f)Potlatch Corp. ...............................................     United States         2,580,250            134,482,630
        (h)Weyerhaeuser Co. .............................................     United States         3,052,200            209,838,750
                                                                                                                      --------------
                                                                                                                         344,321,380
                                                                                                                      --------------
           PERSONAL PRODUCTS 1.1%
           Amorepacific Corp. ...........................................      South Korea            150,037             45,435,258
           Gillette Co. .................................................     United States           686,800             39,971,760
                                                                                                                      --------------
                                                                                                                          85,407,018
                                                                                                                      --------------
           PHARMACEUTICALS 1.7%
        (a)IVAX Corp. ...................................................     United States           182,600              4,813,336
           Pfizer Inc. ..................................................     United States           431,700             10,779,549
           Sanofi-Aventis ...............................................         France              672,423             55,574,487
           Takeda Pharmaceutical Co. Ltd. ...............................         Japan               672,500             40,053,744
           Wyeth ........................................................     United States           395,300             18,290,531
                                                                                                                      --------------
                                                                                                                         129,511,647
                                                                                                                      --------------
           REAL ESTATE 2.7%
           Canary Wharf Group PLC .......................................     United Kingdom        5,400,183             20,806,559
           Great Eagle Holdings Ltd. ....................................       Hong Kong           5,270,500             14,063,454
           iStar Financial Inc. .........................................     United States         1,056,000             42,694,080
    (a),(e)Security Capital European Realty .............................       Luxembourg             14,787                107,331
           Shurgard Storage Centers Inc., A .............................     United States           103,300              5,771,371
           Swire Pacific Ltd., A ........................................       Hong Kong           7,563,600             69,662,748
           Swire Pacific Ltd., B ........................................       Hong Kong          13,605,000             24,026,413
    (a),(f)Torre Mayor Investments LP ...................................         Mexico                  170             11,390,000
           Ventas Inc. ..................................................     United States           516,500             16,631,300
                                                                                                                      --------------
                                                                                                                         205,153,256
                                                                                                                      --------------
           ROAD & RAIL 1.3%
    (e),(f)Florida East Coast Industries Inc. ...........................     United States         2,247,600             96,704,114
                                                                                                                      --------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
           Samsung Electronics Co. Ltd. .................................      South Korea             55,500             31,273,598
                                                                                                                      --------------


38 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL DISCOVERY FUND                                                 COUNTRY    SHARES/WARRANTS/CONTRACTS      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           SOFTWARE 0.3%
           Microsoft Corp. ..............................................     United States             942,500       $   24,250,525
                                                                                                                      --------------
           TEXTILES APPAREL & LUXURY GOODS 0.2%
           Reebok International Ltd. ....................................     United States             256,900           14,532,833
                                                                                                                      --------------
           THRIFTS & MORTGAGE FINANCE 0.6%
           Hudson City Bancorp Inc. .....................................     United States           2,326,520           27,685,588
           Sovereign Bancorp Inc. .......................................     United States             920,800           20,294,432
                                                                                                                      --------------
                                                                                                                          47,980,020
                                                                                                                      --------------
           TOBACCO 12.8%
           Altadis SA ...................................................         Spain               3,181,151          142,529,210
        (h)Altria Group Inc. ............................................     United States             995,105           73,349,189
           British American Tobacco PLC .................................     United Kingdom         10,342,443          217,207,717
           Gallaher Group PLC ...........................................     United Kingdom          4,301,952           66,755,735
           Imperial Tobacco Group PLC ...................................     United Kingdom          5,733,336          164,185,111
           ITC Ltd. .....................................................         India              18,037,005           56,115,583
           Japan Tobacco Inc. ...........................................         Japan                   5,097           80,384,405
           KT&G Corp. ...................................................      South Korea            1,586,130           68,704,433
        (b)KT&G Corp., GDR, 144A ........................................      South Korea            4,680,078          101,557,693
                                                                                                                      --------------
                                                                                                                         970,789,076
                                                                                                                      --------------
           WIRELESS TELECOMMUNICATION SERVICES 0.1%
           Telephone & Data Systems Inc., special shares ................     United States             117,500            4,412,125
                                                                                                                      --------------
           TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
            (COST $4,944,155,041) .......................................                                              6,904,815,402
                                                                                                                      --------------
           PREFERRED STOCKS 0.7%
           DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(d)
           PTV Inc., 10.00%, A, pfd .....................................     United Kingdom             86,280              107,850
                                                                                                                      --------------
           ELECTRIC UTILITIES 0.0%(d)
        (a)Montana Power Co., 8.45%, pfd ................................     United States              49,500              408,375
                                                                                                                      --------------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.3%
        (a)CCFC Preferred Holdings LLC, pfd .............................     United States              18,600           18,693,000
                                                                                                                      --------------
           METALS & MINING 0.4%
(e),(f),(g)Esmark Inc., Series A, 10.00%, cvt. pfd ......................     United States              27,889           27,889,000
           Falconbridge Ltd., 6.00%, cvt. pfd., 1 .......................         Canada                 40,474            1,034,110
           Falconbridge Ltd., 6.25%, cvt. pfd., 2 .......................         Canada                 40,474            1,033,099
           Falconbridge Ltd., 6.50%, cvt. pfd., 3 .......................         Canada                 20,237              514,020
                                                                                                                      --------------
                                                                                                                          30,470,229
                                                                                                                      --------------
           TOTAL PREFERRED STOCKS (Cost $49,601,649) ....................                                                 49,679,454
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 39

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL DISCOVERY FUND                                                 COUNTRY          PRINCIPAL AMOUNT(i)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           CORPORATE BONDS & NOTES 1.6%
        (b)ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 .......         Canada              2,761,000 CAD   $    2,283,998
           Anchor Resources LLC, 12.00%, 12/17/06 .......................     United States              24,923               24,923
        (e)DecisionOne Corp., 144A, 12.00%, 4/15/10 .....................     United States             440,138              440,138
           Entegra/Union Power,
               Term Loan A, 4.00%, 6/01/12 ..............................     United States           6,680,085            5,945,276
               Term Loan B, 9.00%, 6/01/20 ..............................     United States           6,432,674            5,725,080
        (j)Eurotunnel PLC,
            (b)Senior Tranche G2 Term Loan A, 144A, FRN,
                5.8718%, 12/15/12 .......................................     United Kingdom            657,069 GBP        1,112,302
               Tier 2, FRN, 5.7958%, 12/31/18 ...........................     United Kingdom          6,155,799 GBP        8,738,174
               Tier 3, FRN, 5.7958%, 12/31/25 ...........................     United Kingdom         24,432,938 GBP       18,310,701
           Eurotunnel SA,
           Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
               12/15/12 .................................................         France                706,000 EUR          814,772
            (j)Tier 2 (LIBOR), FRN, 3.3926%, 12/31/18 ...................         France              1,420,047 EUR        1,374,228
            (j)Tier 2 (PIBOR), FRN, 3.393%, 12/31/18 ....................         France                628,134 EUR          607,866
            (j)Tier 3 (LIBOR), FRN, 3.3926%, 12/31/25 ...................         France             27,236,561 EUR       13,915,583
            (j)Tier 3 (PIBOR), FRN, 3.393%, 12/31/25 ....................         France              5,943,809 EUR        3,036,785
        (j)Motor Coach Industries International Inc., FRN, 16.86%,
            12/01/08 ....................................................     United States          25,834,234           25,834,234
        (e)Seton House Finance Ltd., zero cpn., 2/07/12 .................     United Kingdom         41,212,000 EUR       15,705,189
           Trump Entertainment Resorts Inc., 8.50%, 5/20/15 .............     United States          14,325,134           13,895,380
           TVMAX Holdings Inc.,PIK,
               11.50%, 1/16/06 ..........................................     United States             178,372              178,372
            (k)14.00%, 1/16/06 ..........................................     United States             530,389              530,389
                                                                                                                      --------------
           TOTAL CORPORATE BONDS & NOTES (Cost $129,507,755) ............                                                118,473,390
                                                                                                                      --------------

           CORPORATE BONDS & NOTES IN REORGANIZATION 1.1%
        (l)Adelphia Communications Corp.,
               9.25%, 10/01/02 ..........................................     United States           4,491,000            3,323,340
               8.125%, 7/15/03 ..........................................     United States             650,000              487,500
               7.50%, 1/15/04 ...........................................     United States           1,655,000            1,241,250
               10.50%, 7/15/04 ..........................................     United States           2,605,000            1,992,825
               9.875%, 3/01/05 ..........................................     United States           1,168,000              876,000
               10.25%, 11/01/06 .........................................     United States           5,186,000            3,863,570
               9.875%, 3/01/07 ..........................................     United States             528,000              396,000
               8.375%, 2/01/08 ..........................................     United States           4,053,000            3,039,750
               7.75%, 1/15/09 ...........................................     United States           8,875,000            6,611,875
               7.875%, 5/01/09 ..........................................     United States           4,280,000            3,124,400
               9.375%, 11/15/09 .........................................     United States           4,509,000            3,471,930
               10.875%, 10/01/10 ........................................     United States           3,769,000            2,826,750
               10.25%, 6/15/11 ..........................................     United States           4,712,000            3,604,680
         (l)Armstrong World Industries Inc.,
               9.75%, 4/15/08 ...........................................     United States           2,542,000            1,982,760
               7.45%, 5/15/29 ...........................................     United States           1,511,000            1,125,695
               6.35%, 2/20/49 ...........................................     United States           8,213,000            6,077,620
               Revolver, 10/29/03 .......................................     United States           1,912,950            1,434,712
               Trade Claim ..............................................     United States           5,129,100            3,846,825


40 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL DISCOVERY FUND                                                 COUNTRY        PRINCIPAL AMOUNT(i)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS & NOTES IN REORGANIZATION (CONT.)
        (l)Century Communications Corp.,
               9.50%, 3/01/05 ............................................     United States          735,000         $      799,313
            (m)8.875%, 1/15/07 ...........................................     United States          262,000                280,995
               8.75%, 10/01/07 ...........................................     United States        1,677,000              1,769,235
               8.375%, 12/15/07 ..........................................     United States          392,000                421,400
               Series B, zero cpn., 1/15/08 ..............................     United States        4,045,000              2,609,025
               zero cpn., 3/15/03 ........................................     United States        6,285,000              6,002,175
    (k),(l)Owens Corning, Revolver, 6/26/02 ..............................     United States       19,210,771             24,925,975
        (l)Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .......     United States           40,000                     20
                                                                                                                      --------------
           TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
             (COST $73,128,230) ..........................................                                                86,135,620
                                                                                                                      --------------

                                                                                             ---------------------
                                                                                                    SHARES/
                                                                                              PRINCIPAL AMOUNT(i)
                                                                                             ---------------------

           COMPANIES IN LIQUIDATION 0.0%(d)
        (a)City Investing Company Liquidating Trust ......................     United States          125,500                 17,570
        (a)MBOP Liquidating Trust ........................................     United States          273,144                     36
        (a)Petrie Stores Liquidating Trust, CBI ..........................     United States        1,213,700                424,795
        (a)United Cos. Financial Corp., Bank Claim .......................     United States           77,701                     --
                                                                                                                      --------------
                                                                                                                             442,401
                                                                                                                      --------------
           GOVERNMENT AGENCIES 2.1%
        (h)Federal Home Loan Bank, 10/12/05 - 1/26/07 ....................     United States      131,791,000            129,847,301
           Federal National Mortgage Association, 1.81% - 2.20%,
            12/23/05 - 12/18/06 ..........................................     United States       20,000,000             19,701,390
           Kingdom of Norway, 6.75%, 1/15/07 .............................        Norway           51,550,000 NOK          8,281,835
    (h),(n)U.S. Treasury Bill, 2/02/06 ...................................     United States        3,000,000              2,963,451
                                                                                                                      --------------
           TOTAL GOVERNMENT AGENCIES (COST $161,490,041) .................                                               160,793,977
                                                                                                                      --------------
           REPURCHASE AGREEMENTS 1.4%
    (o),(p)Barclays Capital Inc., 3.90%, 10/3/05 (Maturity Value $123,026)
            Collateralized by U.S. Government Agency Securities, 5.00%,
            6/01/35 - 7/01/35 ............................................     United States          123,013                123,013
    (o),(pBear Streans & Co Inc., 3.85%, (Maturity Value $60,012)
            Collateralized by U.S. Government Agency Securities,
            2.00% - 8.25%, 11/15/05 - 8/25/20 ............................     United States           60,006                 60,006
    (o),(p)J P Morgan Securities, 3.83%, 10/03/05 (Maturity Value
            $53,012) U.S. Government Agency Securities, 0.00% - 8.88%,
            11/28/05 - 2/22/28 ...........................................     United States           53,006                 53,006
        (o)Merrill Lynch & Co., 3.79%, 10/03/05 (Maturity Value
            $108,334,205) Collateralized by U.S. Government Agency
            Securities, 8.60%, 9/26/19 and U.S. Treasury Notes 4.125% -
            4.375%, 8/15/08 - 8/15/12 ....................................     United States      108,300,000            108,300,000
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 41

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
  MUTUAL DISCOVERY FUND                                                              COUNTRY    PRINCIPAL AMOUNT(i)    VALUE
------------------------------------------------------------------------------------------------------------------------------------
           REPURCHASE AGREEMENTS (CONT.)
    (o),(p)Morgan Stanley & Company Inc., 3.91%, 10/3/05 (Maturity Value
             $50,010) .Collateralized by U.S. Government Agency Securities,
             5.00% - 5.50%, 9/01/33 -7/01/35 ................................    United States          50,005      $        50,005
                                                                                                                    ---------------
           TOTAL REPURCHASE AGREEMENTS (COST $108,586,030) ..................                                           108,586,030
                                                                                                                    ---------------
           TOTAL INVESTMENTS (COST $5,466,468,746) 98.0% ....................                                         7,428,926,274
           SECURITIES SOLD SHORT (1.7)% .....................................                                          (128,966,933)
           NET UNREALIZED GAIN/LOSS ON FORWARD EXCHANGE CONTRACTS 0.6% ......                                            47,744,353
           OTHER ASSETS, LESS LIABILITIES 3.1% ..............................                                           235,364,421
                                                                                                                    ---------------
           NET ASSETS 100.0% ................................................                                       $ 7,583,068,115
                                                                                                                    ---------------

                                                                                                      --------
                                                                                                       Shares
                                                                                                      --------

           SECURITIES SOLD SHORT 1.7%
           COMMERCIAL BANKS 0.2%
           Bank of America Corp. ............................................    United States         368,500      $    15,513,850
                                                                                                                    ---------------
           FOOD PRODUCTS 0.3%
           Kraft Foods Inc., A ..............................................    United States         661,443           20,233,541
                                                                                                                    ---------------
           HEALTH CARE PROVIDERS & SERVICES 0.3%
           UnitedHealth Group Inc. ..........................................    United States         368,100           20,687,220
           Wellpoint Inc. ...................................................    United States          59,400            4,503,708
                                                                                                                    ---------------
                                                                                                                         25,190,928
           HOUSEHOLD PRODUCTS 0.5%
           Procter & Gamble Co. .............................................    United States         670,300           39,856,038
                                                                                                                    ---------------
           PHARMACEUTICALS 0.2%
           Johnson & Johnson ................................................    United States         141,528            8,955,892
           Teva Pharmaceutical Industries Ltd., ADR .........................       Israel              77,400            2,586,708
                                                                                                                    ---------------
                                                                                                                         11,542,600
                                                                                                                    ---------------
           REAL ESTATE 0.1%
           Public Storage Inc. ..............................................    United States          82,700            5,540,900
                                                                                                                    ---------------
           THRIFTS & MORTGAGE FINANCE 0.1%
           Washington Mutual Inc. ...........................................    United States         165,800            6,502,676
                                                                                                                    ---------------
           WIRELESS TELECOMMUNICATION SERVICES 0.1%
           Telephone & Data Systems Inc. ....................................    United States         117,600            4,586,400
                                                                                                                    ---------------
           TOTAL SECURITIES SOLD SHORT (COST $127,756,316) ..................                                           128,966,933
                                                                                                                    ---------------

SEE SELECTED PORTFOLIO ABBREVIATIONS ON PAGE 52.

CURRENCY ABBREVIATIONS:

CAD   -   Canadian Dollar
EUR   -   Euro
GBP   -   British Pound
NOK   -   Norwegian Krone

42 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2005, the value of these securities was $129,243,126, representing 1.70% of net assets.

(c) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d)   Rounds to less than 0.05% of net assets.

(e)   See Note 4 regarding restricted and illiquid securities.

(f)   See Note 5 regarding holdings of 5% voting securities.

(g)   See Note 7 regarding other considerations.

(h)   Security segregated with broker for securities sold short.

(i)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(j)   The coupon shown represents the rate at period end.

(k)   See Note 6 regarding unfunded loan commitment.

(l)   Defaulted security.

(m)   A portion or all of the security is on loan as of September 30, 2005.

(n) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(o) At September 30, 2005, all repurchase agreements had been entered into on that date.

(p)   Investment from cash collateral received for loaned securities.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 43

FRANKLIN MUTUAL SERIES FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL EUROPEAN FUND                                                  COUNTRY        SHARES/WARRANTS           VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS 85.4%
           BEVERAGES 6.0%
           Carlsberg AS, A ..............................................        Denmark               28,600         $    1,582,465
           Carlsberg AS, B ..............................................        Denmark              539,506             31,545,993
           Diageo PLC ...................................................     United Kingdom        1,613,008             23,181,123
           Heineken Holding NV, A .......................................      Netherlands            671,476             19,801,051
           Pernod Ricard SA .............................................         France              152,649             26,957,273
                                                                                                                      --------------
                                                                                                                         103,067,905
                                                                                                                      --------------
           BUILDING PRODUCTS 0.3%
           Geberit AG ...................................................      Switzerland              7,100              5,167,626
                                                                                                                      --------------
           Chemicals 2.2%
           Givaudan AG ..................................................      Switzerland             32,675             20,929,168
           Linde AG .....................................................        Germany              184,723             13,639,266
        (a)Sika AG ......................................................      Switzerland              4,529              3,450,333
                                                                                                                      --------------
                                                                                                                          38,018,767
                                                                                                                      --------------
           COMMERCIAL BANKS 9.5%
        (a)Aareal Bank AG ...............................................        Germany               22,600                746,052
           Allied Irish Banks PLC .......................................        Ireland            1,813,400             38,607,562
           Bank of Ireland ..............................................        Ireland            1,034,775             16,358,063
           BNP Paribas SA ...............................................         France              450,100             34,223,919
           Danske Bank ..................................................        Denmark              444,900             13,616,243
           Foreningssparbanken AB, A ....................................         Sweden            1,243,700             30,101,557
           KBC Bancassurance Holding NV .................................        Belgium              358,389             29,038,540
                                                                                                                      --------------
                                                                                                                         162,691,936
                                                                                                                      --------------
           COMMERCIAL SERVICES & SUPPLIES 0.5%
        (a)Techem AG ....................................................        Germany              190,982              8,168,806
                                                                                                                      --------------
           CONSTRUCTION & ENGINEERING 1.2%
           Imtech NV ....................................................      Netherlands            606,012             20,398,557
                                                                                                                      --------------
           CONSTRUCTION MATERIALS 1.4%
           Ciments Francais SA ..........................................         France              113,977             13,222,231
           Italcementi SpA ..............................................         Italy               722,765             11,312,753
                                                                                                                      --------------
                                                                                                                          24,534,984
                                                                                                                      --------------
           DISTRIBUTORS 1.1%
           Compania de Distribucion Integral Logista SA .................         Spain               322,008             16,645,442
           Inchcape PLC .................................................     United Kingdom           61,661              2,380,108
                                                                                                                      --------------
                                                                                                                          19,025,550
                                                                                                                      --------------
           DIVERSIFIED FINANCIAL SERVICES 3.3%
           Euronext .....................................................      Netherlands            459,879             20,245,202
           Fortis Group NV ..............................................        Belgium            1,151,880             33,302,936
           London Stock Exchange PLC ....................................     United Kingdom          227,900              2,290,654
    (a),(b)Marconi Corp., Contingent Distribution .......................     United Kingdom       28,582,000                     --
                                                                                                                      --------------
                                                                                                                          55,838,792
                                                                                                                      --------------


44 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL EUROPEAN FUND                                                  COUNTRY        SHARES/WARRANTS           VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           DIVERSIFIED TELECOMMUNICATION SERVICES 4.5%
(a),(c),(d)AboveNet Inc. ....................................................     United States            83,713     $    2,006,048
(a),(b),(d)AboveNet Inc., Contingent Distribution ...........................     United States        11,722,000                 --
(a),(c),(d)AboveNet Inc., wts., 9/08/08 .....................................     United States             2,816             11,264
(a),(c),(d)AboveNet Inc., wts., 9/08/10 .....................................     United States             3,313              2,650
           Belgacom SA ......................................................        Belgium              169,600          5,751,606
           Koninklijke KPN NV ...............................................      Netherlands          1,085,300          9,733,047
        (a)NTL Inc. .........................................................     United Kingdom          630,105         42,091,014
           Swisscom AG ......................................................      Switzerland              9,696          3,168,946
           Telekom Austria AG ...............................................        Austria              435,400          8,662,567
    (a),(b)Telewest Communications PLC, Contingent Distribution .............     United Kingdom        1,090,947                 --
    (a),(b)Telewest Finance Ltd., Contingent Distribution ...................     United Kingdom        1,465,000                 --
        (a)Telewest Global Inc. .............................................     United Kingdom          199,109          4,569,552
                                                                                                                      --------------
                                                                                                                          75,996,694
                                                                                                                      --------------
           ELECTRIC UTILITIES 1.5%
           E.ON AG ..........................................................        Germany              282,400         26,004,809
                                                                                                                      --------------
           ENERGY EQUIPMENT & SERVICES 0.6%
           Fugro NV .........................................................      Netherlands            371,192         11,200,374
                                                                                                                      --------------
           FOOD & STAPLES RETAILING 2.6%
           Bourbon SA .......................................................         France              169,849         14,558,369
           Carrefour SA .....................................................         France              553,880         25,488,707
    (a),(e)RHM PLC, 144A ....................................................     United Kingdom          808,100          4,371,093
                                                                                                                      --------------
                                                                                                                          44,418,169
                                                                                                                      --------------
           FOOD PRODUCTS 10.8%
           Cadbury Schweppes PLC ............................................     United Kingdom        2,410,112         24,309,365
           CSM NV ...........................................................      Netherlands            433,538         12,299,838
           Groupe Danone ....................................................         France              323,470         34,861,374
           Nestle SA ........................................................      Switzerland            166,037         48,621,227
           Orkla ASA ........................................................         Norway            1,387,640         52,672,116
           Rieber & Son ASA .................................................         Norway            1,473,750         12,043,568
                                                                                                                      --------------
                                                                                                                         184,807,488
                                                                                                                      --------------
           HEALTH CARE PROVIDERS & SERVICES 1.6%
           OPG Groep NV .....................................................      Netherlands            124,065          9,433,438
           Rhoen-Klinikum AG ................................................        Germany              455,450         17,301,669
                                                                                                                      --------------
                                                                                                                          26,735,107
                                                                                                                      --------------
           HOTELS RESTAURANTS & LEISURE 0.1%
           Hilton Group .....................................................     United Kingdom          294,400          1,632,671
                                                                                                                      --------------
           HOUSEHOLD DURABLES 1.0%
           Hunter Douglas NV ................................................      Netherlands            375,329         17,876,677
                                                                                                                      --------------
           INDUSTRIAL CONGLOMERATES 1.8%
           Siemens AG .......................................................        Germany              409,600         31,587,613
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 45

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL EUROPEAN FUND                                                  COUNTRY         SHARES/WARRANTS           VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           INSURANCE 4.9%
        (a)Berkshire Hathaway Inc., A ...................................     United States                203        $   16,646,000
           Catlin Group .................................................     United Kingdom         1,136,400             9,979,319
           Irish Life & Permanent PLC ...................................        Ireland             1,045,905            18,973,248
           Montpelier Re Holdings Ltd. ..................................        Bermuda                36,493               906,851
    (a),(c)Olympus Re Holdings Ltd. .....................................     United States             16,080             1,543,037
           White Mountains Insurance Group Inc. .........................     United States             58,172            35,135,888
                                                                                                                      --------------
                                                                                                                          83,184,343
                                                                                                                      --------------
           LEISURE EQUIPMENT & PRODUCTS 0.1%
           Agfa Gevaert NV ..............................................        Belgium                53,591             1,291,714
                                                                                                                      --------------
           MACHINERY 5.4%
        (a)Kone Corp., B ................................................        Finland               289,690            19,676,242
           Metso OYJ ....................................................        Finland               944,655            23,972,960
           Schindler Holding AG .........................................      Switzerland              73,082            28,402,740
           Schindler Holding AG, Reg D ..................................      Switzerland              49,081            19,530,009
                                                                                                                      --------------
                                                                                                                          91,581,951
                                                                                                                      --------------
           MEDIA 2.4%
        (a)Hollinger International Inc. .................................     United States            215,694             2,008,111
        (a)JC Decaux SA .................................................         France               427,283             9,430,799
           Pearson PLC ..................................................     United Kingdom           759,700             8,828,113
        (c)Time Warner Inc. .............................................     United States          1,183,200            20,999,197
                                                                                                                      --------------
                                                                                                                          41,266,220
                                                                                                                      --------------
           METALS & MINING 4.6%
        (a)African Platinum PLC .........................................     United Kingdom         2,631,000             1,113,455
           Anglo American PLC ...........................................      South Africa          1,919,281            57,195,995
           Anglo American PLC, ADR ......................................      South Africa                200                 6,040
           Highland Gold Mining Ltd. ....................................     United Kingdom           624,200             2,432,520
(a),(e),(f)International Metal Enterprises Inc., 144A ...................     United States          2,050,000            11,275,000
(a),(e),(f)International Metal Enterprises Inc., 144A, wts., 10/3/06 ....     United States          4,100,000             1,025,000
        (a)Rio Narcea Gold Mines Ltd. ...................................         Canada             4,430,100             6,177,810
                                                                                                                      --------------
                                                                                                                          79,225,820
                                                                                                                      --------------
           MULTILINE RETAIL 0.6%
           Jelmoli Holding AG ...........................................      Switzerland               6,725             9,508,789
                                                                                                                      --------------
           OIL, GAS & CONSUMABLE FUELS 3.9%
           BP PLC .......................................................     United Kingdom           747,800             8,881,031
           Eni SpA ......................................................         Italy                361,200            10,729,530
           Norsk Hydro ASA ..............................................         Norway                88,200             9,875,296
           Royal Dutch Shell PLC, A .....................................     United Kingdom           222,837             7,358,786
           Statoil ASA ..................................................         Norway               625,562            15,527,491
           Total SA, B ..................................................         France                53,750            14,674,246
                                                                                                                      --------------
                                                                                                                          67,046,380
                                                                                                                      --------------

           PHARMACEUTICALS 1.1%
           Sanofi-Aventis ...............................................         France               230,696            19,066,587
                                                                                                                      --------------


46 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL EUROPEAN FUND                                                  COUNTRY         SHARES/WARRANTS           VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       REAL ESTATE 0.0%(g)
       Canary Wharf Group PLC ...........................................     United Kingdom          192,100         $      740,149
(a),(c)Security Capital European Realty .................................       Luxembourg              5,281                 38,332
                                                                                                                      --------------
                                                                                                                             778,481
                                                                                                                      --------------
       THRIFTS & MORTGAGE FINANCE 0.8%
       Sovereign Bancorp Inc. ...........................................     United States           593,900             13,089,556
                                                                                                                      --------------
       Tobacco 11.6%
       Altadis SA .......................................................         Spain             1,086,551             48,682,145
       British American Tobacco PLC .....................................     United Kingdom        3,627,758             76,188,675
       Gallaher Group PLC ...............................................     United Kingdom        1,541,771             23,924,502
       Imperial Tobacco Group PLC .......................................     United Kingdom        1,706,404             48,866,163
                                                                                                                      --------------
                                                                                                                         197,661,485
                                                                                                                      --------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
         (COST $1,034,173,895) ..........................................                                              1,460,873,851
                                                                                                                      --------------
       PREFERRED STOCKS 0.7%
       DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(g)
       PTV Inc., 10.00%, A, pfd .........................................     United Kingdom           46,841                 58,551
                                                                                                                      --------------
       MACHINERY 0.7%
       Jungheinrich AG, pfd .............................................        Germany              452,549             11,397,506
                                                                                                                      --------------
       TOTAL PREFERRED STOCKS (COST $9,849,000) .........................                                                 11,456,057
                                                                                                                      --------------

                                                                                               ---------------------
                                                                                                PRINCIPAL AMOUNT(h)
                                                                                               ---------------------
       CORPORATE BONDS & NOTES 3.5%
       Eurotunnel PLC,
               Participating Loan Note, 1.00%, 4/30/40 ..................     United Kingdom          210,000 GBP             37,956
        (e),(i)Senior Tranche G2 Term Loan A, 144A, FRN, 5.8718%,
                12/15/12 ................................................     United Kingdom          380,300 GBP            643,781
            (i)Tier 2, FRN, 5.7958%, 12/31/18 ...........................     United Kingdom        7,595,283 GBP         10,781,525
            (i)Tier 3, FRN, 5.7958%, 12/31/25 ...........................     United Kingdom       14,544,322 GBP         10,899,906
       Eurotunnel SA,
               Senior Tranche H1 Term Loan (KfW Advance), 8.78%, 12/15/12         France              163,300 EUR            188,459
            (i)Tier 2 (LIBOR), FRN, 3.3926%, 12/31/18 ...................         France              988,713 EUR            956,811
            (i)Tier 2 (PIBOR), FRN, 3.393%, 12/31/18 ....................         France              437,395 EUR            423,282
            (i)Tier 3 (LIBOR), FRN, 3.3926%, 12/31/25 ...................         France            8,732,014 EUR          4,461,322
            (i)Tier 3 (PIBOR), FRN, 3.393%, 12/31/25 ....................         France            5,798,977 EUR          2,962,788
    (c)Seton House Finance Ltd., zero cpn., 2/07/12 .....................     United Kingdom       76,357,000 EUR         29,098,347
                                                                                                                      --------------
       TOTAL CORPORATE BONDS & NOTES (Cost $64,960,639) .................                                                 60,454,177
                                                                                                                      --------------
       GOVERNMENT AGENCIES 2.0%
(j),(k)Federal Home Loan Bank, 10/04/05 - 9/01/06 .......................     United States        33,205,000             32,639,311
       Kingdom of Norway, 6.75%, 1/15/07 ................................         Norway           13,450,000 NOK          2,160,828
                                                                                                                      --------------
       TOTAL GOVERNMENT AGENCIES (COST $34,808,220) .....................                                                 34,800,139
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 47

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
       MUTUAL EUROPEAN FUND                                                         COUNTRY       PRINCIPAL AMOUNT(h)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENTS 1.2%
    (j)Alliance & Leicester PLC, 11/28/05 .................................     United Kingdom        15,000,000      $   14,909,670
    (j)HBOS Treasury Services, 10/28/05 ...................................     United Kingdom         5,000,000           4,984,678
                                                                                                                      --------------
       TOTAL SHORT TERM INVESTMENTS (COST $19,895,701) ....................                                               19,894,348
                                                                                                                      --------------
       REPURCHASE AGREEMENTS (COST $59,600,000) 3.5%
    (l)Merrill Lynch & Co. Inc. 3.79%, 10/03/05 (Maturity Value
         $59,618,824) Collateralized by U.S. Government Agency
         Securities, 0.00% - 10.70%, 3/26/14 - 11/02/18 ...................                           59,600,000          59,600,000
                                                                                                                      --------------
       TOTAL INVESTMENTS (COST $1,223,287,455) 96.3% ......................                                            1,647,078,572
       NET UNREALIZED GAIN/LOSS ON FORWARD EXCHANGE CONTRACTS 1.6% ........                                               26,922,867
        OTHER ASSETS, LESS LIABILITIES 2.1% ...............................                                               35,967,942
                                                                                                                      --------------
       NET ASSETS 100.0% ..................................................                                           $1,709,969,381
                                                                                                                      ==============

SEE SELECTED PORTFOLIO ABBREVIATIONS ON PAGE 52.

CURRENCY ABBREVIATIONS:

EUR   -   Euro
GBP   -   British Pound
NOK   -   Norwegian Krone

(a)   Non-income producing.

(b) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c)   See Note 4 regarding restricted and illiquid securities.

(d)   See Note 7 regarding other considerations.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2005, the value of these securities was $17,314,874, representing 1.01% of net assets.

(f)   See Note 5 regarding holdings of 5% voting securities.

(g)   Rounds to less than 0.05% of net assets.

(h)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(i)   The coupon shown represents the rate at period end.

(j)   The security is traded on a discount basis with no stated coupon rate.

(k)   Security segregated with broker for securities sold short.

(l) At September 30, 2005, all repurchase agreements had been entered into on that date.

48 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL FINANCIAL SERVICES FUND                                          COUNTRY       SHARES/WARRANTS           VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS 91.7%
           CAPITAL MARKETS 6.2%
        (a)A.B. Watley Group Inc. ........................................     United States          128,365         $        1,284
        (a)Acta Holding ASA ..............................................        Norway            5,451,500             15,155,315
           DT Beteiligungs AG ............................................        Germany             389,015              6,500,419
           Ichiyoshi Securities Co. Ltd. .................................         Japan              508,300              5,759,240
        (b)KKR Financial Corp., 144A .....................................     United States          382,400              8,504,576
           MCG Capital Corp. .............................................     United States          382,700              6,456,149
                                                                                                                      --------------
                                                                                                                          42,376,983
                                                                                                                      --------------
           COMMERCIAL BANKS 27.8%
        (a)Aareal Bank AG ................................................        Germany              42,000              1,386,469
           Allied Irish Banks PLC ........................................        Ireland             905,000             19,267,587
           Bank of Ireland ...............................................        Ireland             677,572             10,711,281
           BNP Paribas SA ................................................        France              208,800             15,876,370
        (a)Centennial Bank Holdings Inc. .................................     United States          946,861             10,226,099
    (a),(c)Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 ...............         Japan            1,856,774              2,645,903
           City National Corp. ...........................................     United States           90,253              6,325,833
           Danske Bank ...................................................        Denmark             431,100             13,193,892
    (a),(c)Elephant Capital Holdings Ltd. ................................         Japan                2,090              3,970,962
           First Community Bancorp .......................................     United States          327,160             15,648,063
           Foreningssparbanken AB, A .....................................        Sweden              629,400             15,233,513
           Laurentian Bank of Canada .....................................        Canada              442,000             11,798,588
           Mitsubishi UFJ Financial Group Inc. ...........................         Japan                1,357             17,814,361
           Prosperity Bancshares Inc. ....................................     United States          152,837              4,623,319
        (a)Signature Bank ................................................     United States          514,981             13,899,337
    (a),(d)State National Bancshares Inc. ................................     United States          507,936             12,698,400
        (a)Texas Capital Bancshares Inc. .................................     United States          282,000              5,964,300
           Turk Ekonomi Bankasi AS .......................................        Turkey              156,847              2,166,620
           Wachovia Corp. ................................................     United States          112,300              5,344,357
                                                                                                                      --------------
                                                                                                                         188,795,254
                                                                                                                      --------------
           COMMERCIAL SERVICES & SUPPLIES 1.8%
           Comdisco Holding Co. Inc. .....................................     United States               38                    670
        (e)Comdisco, Contingent Distribution .............................     United States        4,645,036                     --
    (a),(d)Integrated Alarm Services .....................................     United States        1,277,700              4,791,375
           UFJ Central Leasing Co. Ltd. ..................................         Japan              165,400              7,198,907
                                                                                                                      --------------
                                                                                                                          11,990,952
                                                                                                                      --------------
           CONSUMER FINANCE 4.9%
        (a)Credia Co. Ltd. ...............................................         Japan              324,700              5,169,453
           MBNA Corp. ....................................................     United States          119,100              2,934,624
           Patriot Capital Funding Inc. ..................................     United States          440,000              6,045,600
        (a)Providian Financial Corp. .....................................     United States          108,100              1,911,208
        (a)UFJ NICOS Co. Ltd. ............................................         Japan            1,791,000             15,164,326
        (a)White River Capital Inc. ......................................     United States          172,799              1,772,918
                                                                                                                      --------------
                                                                                                                          32,998,129
                                                                                                                      --------------


                                        QUARTERLY STATEMENTS OF INVESTMENTS | 49

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL FINANCIAL SERVICES FUND                                          COUNTRY       SHARES/WARRANTS           VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS  (CONT.)
           DIVERSIFIED FINANCIAL SERVICES 9.3%
        (a)Almancora Comm VA .............................................        Belgium               88,363        $    8,737,085
           Euronext ......................................................      Netherlands            487,100            21,443,549
           Fortis Group NV ...............................................        Belgium              579,822            16,763,703
           Guinness Peat Group PLC .......................................      New Zealand          2,955,300             4,354,417
        (a)JER Investors Trust ...........................................     United States            65,500             1,182,930
        (b)JER Investors Trust, 144A .....................................     United States           298,400             5,119,649
           Leucadia National Corp. .......................................     United States           131,175             5,653,643
                                                                                                                      --------------
                                                                                                                          63,254,976
                                                                                                                      --------------
           Insurance 25.7%
           Axis Capital Holdings Ltd. ....................................        Bermuda              241,400             6,882,314
        (a)Berkshire Hathaway Inc., A ....................................     United States               113             9,266,000
        (a)Berkshire Hathaway Inc., B ....................................     United States               334               912,154
           Catlin Group ..................................................     United Kingdom        1,568,000            13,769,423
        (a)Conseco Inc. ..................................................     United States           567,475            11,979,397
           FBD Holdings PLC ..............................................        Ireland              309,900            12,346,228
           Hartford Financial Services Group Inc. ........................     United States           208,400            16,082,228
    (a),(c)Imagine Group Holdings Ltd. ...................................        Bermuda              551,589             5,649,115
           IPC Holdings Ltd. .............................................     United States           102,400             3,343,360
           Irish Life & Permanent PLC ....................................        Ireland              255,300             4,631,272
           Montpelier Re Holdings Ltd. ...................................        Bermuda              302,275             7,511,534
           Nationwide Financial Services Inc., A .........................     United States           180,200             7,217,010
           Old Republic International Corp. ..............................     United States           586,300            15,636,621
    (a),(c)Olympus Re Holdings Ltd. ......................................     United States             7,480               717,781
           Prudential Financial Inc. .....................................     United States           130,200             8,796,312
           Safety Insurance Group Inc. ...................................     United States           367,200            13,068,648
    (a),(c)Symetra Financial .............................................     United States           117,300            13,489,500
           White Mountains Insurance Group Inc. ..........................     United States            38,548            23,282,992
                                                                                                                      --------------
                                                                                                                         174,581,889
                                                                                                                      --------------
           REAL ESTATE 7.2%
           Bimini Mortgage Management Inc., A ............................     United States           533,767             6,031,567
    (a),(b)CBRE Realty Finance Inc., 144A ................................     United States           525,000             7,875,000
           Fieldstone Investment Corp. ...................................     United States           509,700             5,943,102
           iStar Financial Inc. ..........................................     United States           278,100            11,243,583
        (b)Medical Properties Trust Inc., 144A ...........................     United States           676,500             6,298,215
           New York Mortgage Trust Inc. ..................................     United States           222,740             1,663,868
           Saxon Capital Inc. ............................................     United States           844,100            10,002,585
                                                                                                                      --------------
                                                                                                                          49,057,920
                                                                                                                      --------------

           Thrifts & Mortgage Finance 8.8%
           Astoria Financial Corp. .......................................     United States            62,900             1,661,818
           Bank Mutual Corp. .............................................     United States           677,000             7,257,440
           First Niagara Financial Group Inc. ............................     United States           117,953             1,703,241
        (a)Franklin Bank Corp. ...........................................     United States           310,100             5,008,115
           Hudson City Bancorp Inc. ......................................     United States         1,303,320            15,509,508


50 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
           MUTUAL FINANCIAL SERVICES FUND                                          COUNTRY       SHARES/WARRANTS           VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS  (CONT.)
           THRIFTS & MORTGAGE FINANCE (CONT.)
        (a)Interhyp AG ......................................................        Germany            45,000       $    2,785,993
           Sovereign Bancorp Inc. ...........................................     United States      1,156,500           25,489,260
                                                                                                                     --------------
                                                                                                                         59,415,375
                                                                                                                     --------------
           TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $470,488,587)                                           622,471,478
                                                                                                                     --------------

           PREFERRED STOCKS (COST $7,448,950) 1.1%
           REAL ESTATE 1.1%
           iStar Financial Inc., 7.875%, pfd., E ............................     United States        297,958            7,791,602
                                                                                                                     --------------

                                                                                                -------------------
                                                                                                PRINCIPAL AMOUNT(f)
                                                                                                -------------------

           GOVERNMENT AGENCIES (Cost $7,981,334) 1.2%
    (g),(h)Federal Home Loan Bank, 12/09/05 - 9/22/06 .......................     United States      8,000,000            7,934,965
                                                                                                                     --------------
           TOTAL INVESTMENTS (COST $485,918,871) 94.0% ......................                                           638,198,045
           SECURITIES SOLD SHORT (0.6)% .....................................                                            (4,371,335)
           NET UNREALIZED GAIN/LOSS ON FORWARD EXCHANGE CONTRACTS 0.6% ......                                             4,025,788
           OTHER ASSETS, LESS LIABILITIES 6.0% ..............................                                            40,879,595
                                                                                                                     --------------
           NET ASSETS 100.0% ................................................                                        $  678,732,093
                                                                                                                     --------------

                                                                                                -------------------
                                                                                                        SHARES
                                                                                                -------------------
           SECURITIES SOLD SHORT 0.6%
           COMMERCIAL BANKS 0.3%
           Bank of America Corp. ............................................     United States         58,650       $    2,469,165
                                                                                                                     --------------
           THRIFTS & MORTGAGE FINANCE 0.3%
           Washington Mutual Inc. ...........................................     United States         48,500            1,902,170
                                                                                                                     --------------
           TOTAL SECURITIES SOLD SHORT (PROCEEDS $4,634,102) ................                                        $    4,371,335
                                                                                                                     --------------

SEE SELECTED PORTFOLIO ABBREVIATIONS ON PAGE 52.

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2005, the value of these securities was $27,797,440, representing 4.10% of net assets.

(c)   See Note 4 regarding restricted and illiquid securities.

(d)   See Note 5 regarding holdings of 5% voting securities.

(e) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(f)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(g) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(h)   Security segregated with broker for securities sold short.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 51

FRANKLIN MUTUAL SERIES FUND, INC.

SELECTED PORTFOLIO ABBREVIATIONS:

ADR    -  American Depository Receipt
CBI    -  Certificate of Beneficial Interest
FRN    -  Floating Rate Note
LIBOR  -  London InterBank Offered Rate
PIBOR  -  Paris InterBank Offered Rate
PIK    -  Payment-In-Kind


52 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Mutual Series Fund, Inc. (the Series Funds) are registered under the Investment Company Act of 1940 as an open-end investment company, consisting of 6 series (the Funds).

1. INCOME TAXES

At September 30, 2005 the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                              ---------------------------------------------------------------
                                                               MUTUAL SHARES          MUTUAL QUALIFIED         MUTUAL BEACON
                                                                    FUND                    FUND                   FUND
                                                              ---------------------------------------------------------------
Cost of investments ....................................      $11,165,978,407          $3,356,237,908          $4,194,612,467
                                                              ===============================================================
Unrealized appreciation ................................      $ 3,664,779,420          $1,509,935,863          $1,724,676,479
Unrealized depreciation ................................         (242,323,185)           (117,718,198)           (108,503,588)
Unrealized appreciation (depreciation) .................      $ 3,422,456,235          $1,392,217,665          $1,616,172,891
                                                              ---------------------------------------------------------------
Net unrealized appreciation (depreciation) .............      $ 3,422,456,235          $1,392,217,665          $1,616,172,891
                                                              ===============================================================

                                                              ---------------------------------------------------------------
                                                              MUTUAL DISCOVERY        MUTUAL EUROPEAN        MUTUAL FINANCIAL
                                                                    FUND                    FUND              SERVICES FUND
                                                              ---------------------------------------------------------------
Cost of investments ....................................      $ 5,483,345,720          $1,233,220,320          $  486,249,207
                                                              ===============================================================
Unrealized appreciation ................................      $ 2,056,576,667          $  442,926,800          $  169,054,379
Unrealized depreciation ................................         (110,996,113)            (29,068,548)            (17,105,541)
                                                              ---------------------------------------------------------------
Net unrealized appreciation (depreciation) .............      $ 1,945,580,554          $  413,858,252          $  151,948,838
                                                              ===============================================================

2. SYNTHETIC EQUITY SWAPS

At September 30, 2005, the Funds has the following synthetic equity swaps outstanding.

MUTUAL SHARES FUND

-----------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF            NOTIONAL              UNREALIZED
CONTRACTS TO BUY                                                       CONTRACTS             VALUE                GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Christian Dior SA (46.76 - 54.99 EUR) .....................              164,222          $ 13,552,892            $ 3,922,914
London Stock Exchange PLC
 (5.31 - 5.61 GBP) ........................................              110,665             1,112,310                 54,264
                                                                                                                  -----------
Total contracts to buy ........................................................................................   $ 3,977,178
                                                                                                                  -----------

-----------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF           NOTIONAL              UNREALIZED
CONTRACTS TO SELL                                                       CONTRACTS             VALUE               GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hessessy Louis Vuitton
 (54.61 - 61.76 EUR) ......................................             (163,903)         $(13,516,718)           $(2,036,056)
                                                                                                                  -----------
Total contracts to sell .......................................................................................    (2,036,056)
                                                                                                                  -----------
Net unrealized gain (loss) ...................................................................................    $ 1,941,122
                                                                                                                  ===========


                                        Quarterly Statements of Investments | 53

Franklin Mutual Series Fund, Inc.

2. SYNTHETIC EQUITY SWAPS (CONTINUED)

MUTUAL QUALIFIED FUND

----------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF           NOTIONAL           UNREALIZED
CONTRACTS TO BUY                                                    CONTRACTS             VALUE            GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Christian Dior SA (46.76 - 54.99 EUR) ......................           67,145          $5,541,335          $1,603,871
London Stock Exchange PLC
 (5.31 - 5.61 GBP) .........................................          381,792             381,792              18,545
                                                                                                           ----------
Total contracts to buy ................................................................................    $1,622,416
                                                                                                           ----------

----------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF           NOTIONAL          UNREALIZED
CONTRACTS TO SELL                                                    CONTRACTS             VALUE           GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
LVMH Moet Hessessy Louis Vuitton
 (54.61 - 61.76 EUR) .......................................          (67,024)         $(5,527,321)        $ (826,368)
                                                                                                           ----------
Total contracts to sell ...............................................................................      (826,368)
                                                                                                           ----------
Net unrealized gain (loss) ............................................................................    $  796,048
                                                                                                           ==========

MUTUAL BEACON FUND

----------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF           NOTIONAL          UNREALIZED
CONTRACTS TO BUY                                                     CONTRACTS             VALUE           GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Christian Dior SA (46.76 - 54.99 EUR) ......................           72,087          $5,949,188          $1,712,590
London Stock Exchange PLC
 (5.31 - 5.61 GBP) .........................................           14,858             149,340               2,154
                                                                                                           ----------
Total contracts to buy ................................................................................    $1,714,744
                                                                                                           ----------

----------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF           NOTIONAL          UNREALIZED
CONTRACTS TO SELL                                                    CONTRACTS             VALUE           GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
LVMH Moet Hessessy Louis Vuitton
  (54.61 - 61.76 EUR) ......................................          (71,930)         $(5,931,906)        $ (828,451)
                                                                                                           ----------
Total contracts to sell ...............................................................................      (828,451)
                                                                                                           ----------
Net unrealized gain (loss) ............................................................................    $  886,293
                                                                                                           ==========

MUTUAL DISCOVERY FUND

----------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF           NOTIONAL          UNREALIZED
CONTRACTS TO BUY                                                     CONTRACTS             VALUE           GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Christian Dior SA (46.76 - 54.99 EUR) ......................           75,476          $6,228,877          $1,801,416
London Stock Exchange PLC
  (5.31 - 5.61 GBP) ........................................           55,396             556,792              27,177
                                                                                                           ----------
Total contracts to buy ................................................................................    $1,828,593
                                                                                                           ----------

----------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF           NOTIONAL          UNREALIZED
CONTRACTS TO SELL                                                    CONTRACTS             VALUE           GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
LVMH Moet Hessessy Louis Vuitton
 (54.61 - 61.76 EUR) .......................................          (75,335)         $(6,212,465)        $ (938,472)
                                                                                                           ----------
Total contracts to sell ...............................................................................      (938,472)
                                                                                                           ----------
Net unrealized gain (loss) ............................................................................    $  890,121
                                                                                                           ==========


54 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

2. SYNTHETIC EQUITY SWAPS (CONTINUED)

MUTUAL EUROPEAN FUND

----------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF          NOTIONAL          UNREALIZED
CONTRACTS TO BUY                                                      CONTRACTS            VALUE           GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Aareal Bank AG (23.48 - 25.89 EUR) .........................            284,453         $9,390,123         $  997,175
Christian Dior SA
 (46.76 - 54.99 EUR) .......................................             38,450          3,173,196            924,838
London Stock Exchange PLC
 (5.31 - 5.61 GBP) .........................................             28,374            285,190             13,892
                                                                                                           ----------
Total contracts to buy ...............................................................................     $1,935,905
                                                                                                           ----------

----------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF          NOTIONAL           UNREALIZED
CONTRACTS TO SELL                                                     CONTRACTS            VALUE           GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
LVMH Moet Hessessy Louis Vuitton
 (54.61 - 61.76 EUR) .......................................            (39,268)      $(3,238,345)         $ (485,209)
                                                                                                           ----------
Total contracts to sell ..............................................................................       (485,209)
                                                                                                           ----------
Net unrealized gain (loss) ...........................................................................     $1,450,696
                                                                                                           ==========

MUTUAL FINANCIAL SERVICES FUND

----------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF          NOTIONAL           UNREALIZED
CONTRACTS TO BUY                                                      CONTRACTS            VALUE           GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Aareal Bank AG
 (23.48 - 25.89 EUR) .......................................            209,553         $6,917,585         $  752,111
London Stock Exchange PLC
 (5.31 - 5.61 GBP) .........................................             23,632            237,529             15,223
                                                                                                           ----------
Total contracts to buy ................................................................................       767,334
                                                                                                           ----------
Net unrealized gain (loss) ............................................................................    $  767,334
                                                                                                           ==========

3. FORWARD EXCHANGE CONTRACTS

At September 30, 2005, the Funds had outstanding forward exchange contracts as set out below:

MUTUAL SHARES FUND

---------------------------------------------------------------------------------------------------------------------
                                                                         CONTRACT         SETTLEMENT      UNREALIZED
CONTRACTS TO BUY                                                         AMOUNT(a)          DATE          GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
  15,350,000         British Pounds ..................       NOK       175,287,475         12/06/05       $  180,346
   4,300,000         British Pounds ..................                   7,458,565         12/08/05          116,352
                                                                                                          ----------
                                                                                                          $  296,698
                                                                                                          ==========


                                        Quarterly Statements of Investments | 55

FRANKLIN MUTUAL SERIES FUND, INC.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL SHARES FUND (CONT.)

--------------------------------------------------------------------------------------------------------------
                                                           CONTRACT            SETTLEMENT       UNREALIZED
  CONTRACTS TO SELL                                        AMOUNT(a)              DATE          GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
         45,775,000 British Pounds .................      82,465,085            10/03/05     $     1,752,095
         79,057,132 Euro ...........................      99,636,991            10/25/05           4,480,871
        211,035,600 Norwegian Krone ................      33,250,000            11/07/05             956,047
        213,251,078 British Pounds .................     379,951,631            11/14/05           4,198,670
        100,441,221 Euro ...........................     125,150,000            11/15/05           4,120,441
        907,631,771 Norwegian Krone ................     141,730,000            12/06/05           2,646,362
        199,325,000 British Pounds .................     360,812,040            12/08/05           9,679,413
        607,494,443 Swedish Krone ..................      80,288,373            12/15/05           1,468,399
      4,202,930,000 Korean Won .....................       4,090,000             1/18/06              59,594
        122,195,000 Euro ...........................     150,829,788             1/23/06           3,010,176
        105,034,484 Swiss Francs ...................      84,500,000             2/02/06           2,397,800
         98,675,000 British Pounds .................     178,079,111             2/15/06           4,279,227
          9,618,000 South African Rand .............       1,500,000             2/15/06               6,290
        372,595,227 Danish Krone ...................      66,767,860             3/17/06           6,192,890
         22,758,361 British Pounds .................      40,992,361             3/21/06             907,760
      3,700,023,750 Korean Won .....................       3,595,000             3/22/06              45,308
        121,782,398 Euro ...........................     153,911,725             4/25/06           5,773,274
        192,046,975 Euro ...........................     238,560,315             5/23/06           4,547,734
      7,114,070,365 Japanese Yen ...................      65,326,723             6/28/06             584,582
         85,305,373 Euro ...........................     106,417,966             8/23/06           1,894,829
         97,734,103 Euro ...........................     123,775,540             9/13/06           3,874,246
                                                                                             ---------------
                                                                                                  62,876,008
                                                                                             ---------------
Unrealized gain on forward exchange contracts ............................................   $    63,172,706
                                                                                             ===============

--------------------------------------------------------------------------------------------------------------
                                                          CONTRACT              SETTLEMENT         UNREALIZED
  CONTRACTS TO BUY                                        AMOUNT(a)                DATE           GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
        107,100,000 British Pounds .................     192,074,400             12/08/05    $    (3,406,123)
                                                                                             ---------------
                                                                                             $    (3,406,123)
                                                                                             ===============

--------------------------------------------------------------------------------------------------------------
                                                          CONTRACT              SETTLEMENT         UNREALIZED
  CONTRACTS TO SELL                                       AMOUNT(a)                DATE           GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
          6,500,000 British Pounds .................      11,408,475            10/03/05     $       (52,681)
        211,792,905 Canadian Dollars ...............     173,122,500            10/21/05          (9,297,030)
         78,888,436 Euro ...........................      94,492,207            10/25/05            (460,865)
        244,390,340 Norwegian Krone ................      37,375,135            12/06/05             (74,741)
        159,430,868 Swedish Krone ..................      20,501,962            12/15/05            (183,556)
        418,158,441 Canadian Dollars ...............     342,714,230             1/23/06         (18,444,356)
         73,924,817 Canadian Dollars ...............      62,700,000             2/15/06          (1,189,887)
         29,649,560 South African Rand .............       4,600,000             2/15/06              (4,684)
         81,934,303 Danish Krone ...................      13,309,367             3/17/06             (11,168)
                                                                                              ---------------
                                                                                                 (29,718,968)
                                                                                             ---------------
Unrealized loss on forward exchange contracts ............................................       (33,125,091)
                                                                                             ---------------
   Net unrealized gain on forward exchange contracts .....................................   $    30,047,615
                                                                                             ===============


56 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL QUALFIED FUND

------------------------------------------------------------------------------------------------------------
                                                           CONTRACT           SETTLEMENT        UNREALIZED
  CONTRACTS TO BUY                                         AMOUNT(a)             DATE           GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
         5,650,000  British Pounds ...............  NOK   64,519,025           12/06/05      $        66,453
           700,000  British Pounds ...............         1,214,185           12/08/05               18,941
                                                                                             ---------------

                                                                                             $        85,394
                                                                                             ===============

------------------------------------------------------------------------------------------------------------
                                                           CONTRACT           SETTLEMENT        UNREALIZED
 CONTRACTS TO SELL                                         AMOUNT(a)             DATE           GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
        14,325,000  British Pounds ...............        25,801,342           10/03/05      $       542,716
        93,721,082  Euro .........................       117,165,117           10/25/05            4,358,918
        55,667,876  British Pounds ...............        99,179,567           11/14/05            1,091,578
        68,391,683  Euro .........................        85,245,951           11/15/05            2,835,411
       306,667,961  Norwegian Krone ..............        47,907,500           12/06/05              914,328
        23,617,567  Swiss Francs .................        18,757,847           12/06/05              397,564
        56,089,706  British Pounds ...............       101,448,281           12/08/05            2,640,175
        87,631,547  Swedish Krone ................        11,569,831           12/15/05              199,988
    16,126,130,000  Korean Won ...................        15,690,000            1/18/06              225,823
        85,470,059  Euro .........................       105,492,987            1/23/05            2,099,632
        26,038,142  Swiss Francs .................        20,950,000            2/02/06              596,791
        17,075,000  British Pounds ...............        30,867,518            2/15/06              792,696
         2,564,800  South African Rand ...........           400,000            2/15/06                1,677
       207,052,176  Danish Krone .................        37,096,517            3/17/06            3,434,842
         2,846,506  British Pounds ...............         5,127,126            3/21/06              113,538
    35,817,300,000  Korean Won ...................        34,800,000            3/22/06              437,952
        69,006,954  Euro .........................        87,400,085            4/25/06            3,458,700
        85,182,989  Euro .........................       106,270,956            5/23/06            2,474,002
     2,643,982,763  Japanese Yen .................        24,279,051            6/28/06              217,284
        53,877,285  Euro .........................        67,248,141            8/23/06            1,233,275
        84,181,780  Euro .........................       106,616,083            9/13/06            3,340,931
                                                                                             ---------------
                                                                                                  31,407,821
                                                                                             ---------------
Unrealized gain on forward exchange contracts .............................................  $    31,493,215
                                                                                             ===============

------------------------------------------------------------------------------------------------------------
                                                            CONTRACT           SETTLEMENT        UNREALIZED
  CONTRACTS TO BUY                                          AMOUNT(a)             DATE           GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
        20,400,000  British Pounds ...............        36,585,600           12/08/05             (648,785)
                                                                                             ---------------
                                                                                             $      (648,785)
                                                                                             ===============

------------------------------------------------------------------------------------------------------------
                                                           CONTRACT           SETTLEMENT        UNREALIZED
 CONTRACTS TO SELL                                         AMOUNT(a)             DATE           GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
         2,100,000  British Pounds ...............         3,685,815           10/03/05      $       (17,020)
        40,058,902  Canadian Dollars .............        32,812,372           10/21/05           (1,690,795)
         5,093,883  Euro .........................         6,102,982           10/25/05              (28,207)
        84,840,740  Norwegian Krone ..............        12,974,981           12/06/05              (25,841)
           380,287  Swiss Francs .................           295,357           12/06/05                 (278)
        54,038,616  Swedish Krone ................         6,949,207           12/15/05              (62,087)
        46,308,201  Canadian Dollars .............        37,917,816           1/23/06            (2,078,039)


                                        Quarterly Statements of Investments | 57

FRANKLIN MUTUAL SERIES FUND, INC.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL QUALFIED FUND (CONT.)

--------------------------------------------------------------------------------------------------------
                                                              CONTRACT     SETTLEMENT      UNREALIZED
CONTRACTS TO SELL                                             AMOUNT(a)       DATE         GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
        7,785,504  Canadian Dollars .............             6,600,000      2/15/06     $     (128,660)
        6,445,650  South African Rand ...........             1,000,000      2/15/06             (1,033)
                                                                                         --------------
                                                                                             (4,031,960)
                                                                                         --------------
Unrealized loss on forward exchange contracts ......................................         (4,680,745)
                                                                                         --------------
  Net unrealized gain on forward exchange contracts ................................     $   26,812,470
                                                                                         ==============

MUTUAL BEACON FUND

--------------------------------------------------------------------------------------------------------
                                                              CONTRACT     SETTLEMENT      UNREALIZED
 CONTRACTS TO BUY                                             AMOUNT(a)       DATE         GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
        5,875,000  British Pounds ...............   NOK      67,088,437     12/06/05     $       69,089
        1,100,000  British Pounds ...............             1,908,005     12/08/05             29,764
       12,984,565  Canadian Dollars .............            11,070,560     10/21/05            113,186
                                                                                         --------------
                                                                                         $      212,039
                                                                                         ==============

--------------------------------------------------------------------------------------------------------
                                                              CONTRACT     SETTLEMENT      UNREALIZED
CONTRACTS TO SELL                                             AMOUNT(a)       DATE         GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
       15,050,000  British Pounds ...............            27,114,769     10/03/05     $      577,784
       31,400,889  Euro .........................            40,184,426     10/25/05          2,389,142
       69,254,299  British Pounds ...............           123,382,252     11/14/05          1,354,696
       40,005,000  Euro .........................            49,862,629     11/15/05          1,657,445
      321,054,155  Norwegian Krone ..............            50,147,500     12/06/05            949,817
       41,768,646  Swiss Francs .................            33,680,000     12/06/05          1,209,078
       80,657,000  British Pounds ...............           145,910,462     12/08/05          3,824,400
      109,577,999  Swedish Krone ................            14,573,798     12/15/05            356,491
    5,762,585,000  Korean Won ...................             5,605,000      1/18/06             78,960
       57,475,000  Euro .........................            70,905,231      1/23/06          1,377,573
       32,072,342  Swiss Francs .................            25,800,000      2/02/06            730,044
       22,425,000  British Pounds ...............            40,542,641      2/15/06          1,044,669
        5,129,600  South African Rand ...........               800,000      2/15/06              3,355
      713,394,821  Danish Krone .................           128,341,591      3/17/06         12,360,852
       14,025,000  British Pounds ...............            25,261,830      3/21/06            559,414
   12,685,293,750  Korean Won ...................            12,325,000      3/22/06            155,108
       39,461,542  Euro .........................            50,549,924      4/25/06          2,548,146
       60,010,000  Euro .........................            74,901,063      5/23/06          1,777,833
    2,806,863,483  Japanese Yen .................            25,774,734      6/28/06            230,658
       38,615,000  Euro .........................            48,172,934      8/23/06            858,671
       45,540,000  Euro .........................            57,703,342      9/13/06          1,834,359
                                                                                         --------------
                                                                                             35,878,495
                                                                                         --------------
Unrealized gain on forward exchange contracts ......................................     $   36,090,534
                                                                                         ==============


58 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL BEACON FUND (CONT.)

------------------------------------------------------------------------------------------------------------
                                                               CONTRACT      SETTLEMENT        UNREALIZED
 CONTRACTS TO BUY                                              AMOUNT(a)        DATE           GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
       12,175,893  Swedish Krone ................              9,598,352      12/06/05       $     (132,819)
       29,325,000  British Pounds ...............             52,591,800      12/08/05             (932,629)
                                                                                             --------------
                                                                                             $   (1,065,448)
                                                                                             ==============

------------------------------------------------------------------------------------------------------------
                                                               CONTRACT      SETTLEMENT        UNREALIZED
CONTRACTS TO SELL                                              AMOUNT(a)        DATE           GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
        2,100,000  British Pounds ...............              3,685,815      10/03/05       $      (17,020)
       69,707,225  Canadian Dollars .............             56,671,370      10/21/05           (3,368,219)
       20,905,822  Euro .........................             25,047,266      10/25/05             (115,764)
       92,033,590  Norwegian Krone ..............             14,074,981      12/06/05              (28,059)
      197,819,270  Swiss Francs .................             25,366,180      12/15/05             (300,079)
      136,122,859  Canadian Dollars .............            111,306,017       1/23/06           (6,261,715)
       10,724,103  Canadian Dollars .............              9,000,000       2/15/06             (268,359)
       15,469,560  South African Rand ...........              2,400,000       2/15/06               (2,479)
       17,842,934  Danish Krone .................              2,898,396       3/17/06               (2,433)
                                                                                             --------------
                                                                                                (10,364,127)
                                                                                             --------------
Unrealized loss on forward exchange contracts ........................................          (11,429,575)
                                                                                             --------------
   Net unrealized gain on forward exchange contracts .................................       $   24,660,959
                                                                                             ==============

MUTUAL DISCOVERY FUND

------------------------------------------------------------------------------------------------------------
                                                               CONTRACT      SETTLEMENT        UNREALIZED
 CONTRACTS TO BUY                                              AMOUNT(a)        DATE           GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
        9,280,918  Canadian Dollars .............              7,939,602      10/21/05       $       54,154
        9,025,000  British Pounds ...............   NOK      103,060,213      12/06/05              105,986
        5,400,000  Euro .........................   CHF        8,301,690      12/06/05               60,630
        1,600,000  British Pounds ...............              2,775,280      12/08/05               43,294
                                                                                             --------------
                                                                                             $      264,064
                                                                                             ==============

------------------------------------------------------------------------------------------------------------
                                                               CONTRACT      SETTLEMENT        UNREALIZED
CONTRACTS TO SELL                                              AMOUNT(a)        DATE           GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
       30,000,000  British Pounds ...............             54,045,737      10/03/05       $    1,148,092
       48,618,536  Euro .........................             62,057,988      10/25/05            3,538,900
      121,873,910  Norwegian Krone ..............             19,200,000      11/07/05              550,112
       87,416,230  British Pounds ...............            155,754,668      11/14/05            1,725,401
      149,206,545  Euro .........................            185,685,955      11/15/05            5,895,206
      992,720,650  Norwegian Krone ..............            155,792,537      12/06/05            3,670,053
      145,444,272  Swiss Francs .................            116,689,917      12/06/05            3,621,621
       36,705,000  New Zealand Dollar ...........             25,490,368      12/07/05              252,347
      138,317,663  British Pounds ...............            250,123,244      12/08/05            6,461,665
      357,693,258  Swedish Krone ................             47,304,171      12/15/05              894,902
   27,686,380,000  Korean Won ...................             26,940,000       1/18/06              390,103
      132,085,835  Euro .........................            163,202,674       1/23/06            3,418,094
       35,426,302  Swiss Francs .................             28,500,000       2/02/06              808,359
       44,775,000  British Pounds ...............             80,947,439       2/15/06            2,083,595
      881,573,474  Danish Krone .................            159,366,764       3/17/06           16,044,244


                                        Quarterly Statements of Investments | 59

FRANKLIN MUTUAL SERIES FUND, INC.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL DISCOVERY FUND (CONT.)

--------------------------------------------------------------------------------------------------------------
                                                                    CONTRACT    SETTLEMENT       UNREALIZED
 CONTRACTS TO SELL                                                  AMOUNT(a)      DATE          GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
         2,325,000 Euro ............................     DKK       18,006,892      3/17/06     $      106,022
        25,292,410 British Pounds ..................               45,556,689      3/21/06          1,008,836
    68,791,265,625 Korean Won ......................               66,837,500      3/22/06            841,214
       170,984,993 Euro ............................              213,503,317      4/25/06          5,513,884
        40,200,000 Euro ............................               50,602,090      5/23/06          1,617,690
    12,352,695,148 Japanese Yen ....................              113,432,320      6/28/06          1,015,674
       105,780,050 Euro ............................              132,941,753      8/23/06          3,331,364
       102,988,941 Euro ............................              129,890,890      9/13/06          3,542,902
                                                                                               --------------
                                                                                                   67,480,280
                                                                                               --------------
Unrealized gain on forward exchange contracts ............................................     $   67,744,344
                                                                                               ==============

--------------------------------------------------------------------------------------------------------------
                                                                    CONTRACT    SETTLEMENT       UNREALIZED
  CONTRACTS TO BUY                                                  AMOUNT(a)      DATE          GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
        39,525,000 British Pounds ..................               70,884,600     12/08/05     $   (1,257,022)
                                                                                               --------------
                                                                                               $   (1,257,022)
                                                                                               --------------

--------------------------------------------------------------------------------------------------------------
                                                                    CONTRACT    SETTLEMENT       UNREALIZED
 CONTRACTS TO SELL                                                  AMOUNT(a)      DATE          GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
         4,200,000 British Pounds ..................                7,371,630     10/03/05     $      (34,040)
       153,504,288 Canadian Dollars ................              125,039,905     10/21/05         (7,175,006)
        18,084,611 Euro ............................               21,657,647     10/25/05           (109,667)
       141,077,650 Norwegian Krone .................               21,574,980     12/06/05            (43,470)
         1,780,253 Swiss Francs ....................                1,381,986     12/06/05             (1,982)
         5,400,000 Euro ............................     CHF        8,302,986     12/06/05            (59,623)
        79,811,711 Swedish Krone ...................               10,263,769     12/15/05            (91,481)
       238,366,532 Canadian Dollars ................              195,112,123      1/23/06        (10,762,281)
         1,289,130 South African Rand ..............                  200,000      2/15/06               (207)
         4,425,000 Euro ............................     DKK       32,956,260      3/17/06            (11,990)
         5,024,668 Euro ............................                6,151,698      8/23/06             (4,937)
         4,252,414 Euro ............................                5,215,889      9/13/06             (1,020)
        17,873,505 Canadian Dollars ................               15,000,000      2/15/06           (447,265)
                                                                                               --------------
                                                                                                  (18,742,969)
                                                                                               --------------
Unrealized loss on forward exchange contracts ............................................        (19,999,991)
                                                                                               --------------
    Net unrealized gain on forward exchange contracts ....................................     $   47,744,353
                                                                                               ==============

MUTUAL EUROPEAN FUND

--------------------------------------------------------------------------------------------------------------
                                                                    CONTRACT    SETTLEMENT       UNREALIZED
  CONTRACTS TO BUY                                                  AMOUNT(a)      DATE          GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
         3,863,669 Canadian Dollars ................                3,175,459     10/21/05     $      152,361
        65,126,729 Polish Zloty ....................               19,670,421     11/30/05            285,128
         3,275,000 British Pounds ..................     NOK       37,398,338     12/06/05             38,498
         4,600,000 Euro ............................     CHF        7,071,810     12/06/05             51,648
           600,000 British Pounds ..................                1,040,730     12/08/05             16,235
                                                                                               --------------
                                                                                               $      543,870
                                                                                               ==============


60 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL EUROPEAN FUND (CONT.)

----------------------------------------------------------------------------------------------------------
                                                               CONTRACT     SETTLEMENT        UNREALIZED
CONTRACTS TO SELL                                              AMOUNT(a)       DATE           GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
       13,675,000  British Pounds .............               24,629,734     10/03/05       $      517,224
       19,685,408  Euro .......................               25,571,226     10/25/05            1,877,132
       41,893,120  Norwegian Krone ............                6,600,000     11/07/05              189,260
       33,964,746  British Pounds .............               60,518,239     11/14/05              671,630
       79,064,751  Euro .......................               98,414,972     11/15/05            3,143,610
      317,806,409  Norwegian Krone ............               49,849,338     12/06/05            1,149,334
       68,877,474  Swiss Francs ...............               55,110,438     12/06/05            1,565,128
       40,861,715  British Pounds .............               73,893,457     12/08/05            1,911,111
      113,214,699  Swedish Krone ..............               14,892,730     12/15/05              203,576
       66,195,000  Euro .......................               81,868,283      1/23/06            1,792,018
       26,811,447  Swiss Francs ...............               21,575,000      2/02/06              617,323
       17,025,000  British Pounds .............               30,740,855      2/15/06              754,100
      283,789,739  Danish Krone ...............               51,329,476      3/17/06            5,192,130
        1,750,000  Euro .......................     DKK       13,553,575      3/17/06               79,802
       18,356,107  British Pounds .............               33,063,019      3/21/06              732,168
       79,025,000  Euro .......................               98,932,212      4/25/06            2,804,683
       43,964,938  Euro .......................               54,872,996      5/23/06            1,300,953
       63,409,673  Euro .......................               79,676,397      8/23/06            1,981,668
       39,597,282  Euro .......................               49,967,027      9/13/06            1,388,637
                                                                                            --------------
                                                                                                27,871,487
                                                                                            --------------
Unrealized gain on forward exchange contracts .......................................       $   28,415,357
                                                                                            ==============

----------------------------------------------------------------------------------------------------------
                                                               CONTRACT     SETTLEMENT        UNREALIZED
 CONTRACTS TO BUY                                              AMOUNT(a)       DATE           GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
       15,300,000  British Pounds .............               27,439,200     12/08/05       $     (486,589)
                                                                                            --------------
                                                                                            $     (486,589)
                                                                                            ==============

----------------------------------------------------------------------------------------------------------
                                                               CONTRACT     SETTLEMENT        UNREALIZED
CONTRACTS TO SELL                                              AMOUNT(a)       DATE           GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
        2,000,000  British Pounds .............              $ 3,510,300     10/03/05       $      (16,210)
        9,017,150  Canadian Dollars ...........                7,341,648     10/21/05             (424,921)
        1,314,271  Euro .......................                1,574,628     10/25/05               (7,278)
       46,807,966  Polish Zloty ...............               14,011,005     11/30/05             (331,472)
        4,600,000  Euro .......................     CHF        7,072,914     12/06/05              (50,790)
       52,799,800  Norwegian Krone ............                8,074,981     12/06/05              (15,953)
       73,326,253  Swedish Krone ..............                9,418,007     12/15/05              (95,782)
        1,130,751  Canadian Dollars ...........                  921,662      1/23/06              (54,955)
        3,150,000  Euro .......................     DKK       23,460,360      3/17/06               (8,540)
                                                                                            --------------
                                                                                                (1,005,901)
                                                                                            --------------
Unrealized loss on forward exchange contracts .......................................           (1,492,490)
                                                                                            --------------
         Net unrealized gain on forward exchange contracts ..........................       $   26,922,867
                                                                                            ==============


                                        Quarterly Statements of Investments | 61

FRANKLIN MUTUAL SERIES FUND, INC.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL FINANCIAL SERVICES FUND

----------------------------------------------------------------------------------------------------------
                                                                   CONTRACT     SETTLEMENT    UNREALIZED
  CONTRACTS TO BUY                                                 AMOUNT(a)       DATE       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
           200,000 British Pounds ...................   NOK        2,285,700     12/06/05   $        2,070
         1,200,000 British Pounds ...................              2,111,640     12/08/05            2,290
                                                                                            --------------
                                                                                            $        4,360
                                                                                            ==============

----------------------------------------------------------------------------------------------------------
                                                                   CONTRACT     SETTLEMENT    UNREALIZED
 CONTRACTS TO SELL                                                 AMOUNT(a)       DATE       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
        14,587,467 Euro .............................             17,929,774     10/25/05   $      371,753
         8,790,000 Euro .............................             10,957,072     11/15/05          365,307
        57,780,921 Norwegian Krone ..................              9,082,500     12/06/05          228,270
         4,849,065 New Zealand Dollar ...............              3,374,620     12/07/05           40,447
         8,465,588 British Pounds ...................             15,293,769     12/08/05          380,718
        66,731,063 Swedish Krone ....................              8,788,195     12/15/05          130,106
         8,730,000 Euro .............................             10,794,893      1/23/06          234,189
        70,860,147 Danish Krone .....................             12,702,332      3/17/06        1,182,187
        10,610,357 Euro .............................             13,258,755      4/25/06          352,113
         8,665,804 Euro .............................             10,830,828      5/23/06          271,396
     2,220,305,232 Japanese Yen .....................             20,388,498      6/28/06          182,440
         8,170,242 Euro .............................             10,177,025      8/23/06          166,175
        15,646,663 Euro .............................             19,828,535      9/13/06          633,033
                                                                                            --------------
                                                                                                 4,538,134
                                                                                            --------------
Unrealized gain on forward exchange contracts ...........................................   $    4,542,494
                                                                                            --------------

----------------------------------------------------------------------------------------------------------
                                                                   CONTRACT     SETTLEMENT    UNREALIZED
  CONTRACTS TO BUY                                                 AMOUNT(a)       DATE       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
           500,000 British Pounds ...................                898,305     12/08/05   $      (17,501)
                                                                                            --------------
                                                                                            $      (17,501)
                                                                                            ==============

----------------------------------------------------------------------------------------------------------
                                                                   CONTRACT     SETTLEMENT    UNREALIZED
 CONTRACTS TO SELL                                                 AMOUNT(a)       DATE       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
         4,944,813 Canadian Dollars .................              4,016,261     10/21/05   $     (242,760)
        15,529,660 Norwegian Krone ..................              2,374,981     12/06/05           (4,753)
        29,708,310 Swedish Krone ....................              3,822,658     12/15/05          (31,876)
         5,315,737 Canadian Dollars .................              4,376,199      1/23/06         (214,941)
         1,075,926 Canadian Dollars .................                925,000      2/15/06           (4,875)
                                                                                            --------------
                                                                                                  (499,205)
                                                                                            --------------
Unrealized loss on forward exchange contracts ...........................................         (516,706)
                                                                                            --------------
  Net unrealized gain on forward exchange contracts .....................................   $    4,025,788
                                                                                            ==============

(a) In US Dollar unless otherwise indicated.


62 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

4. RESTRICTED AND ILLIQUID SECURITIES

At September 30, 2005, the Funds held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Directors as reflecting fair value, as follows:

------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT,
 SHARES AND                                                                ISSUER
  WARRANTS        ACQUISITION                                               DATE               COST           VALUE
------------------------------------------------------------------------------------------------------------------------
              MUTUAL SHARES FUND
    763,805   AboveNet Inc. .......................................       10/02/01         $  38,348,164    $ 18,303,365
     25,659   AboveNet Inc., wts., 9/08/08 ........................       10/02/01             3,196,155         102,636
     30,186   AboveNet Inc., wts., 9/08/10 ........................       10/02/01             3,430,956          24,149
 21,748,280   Cerberus NCB Acquisition LP Ltd., wts.,
              8/29/13 .............................................       10/21/03            10,874,140      30,991,299
  1,879,100   DecisionOne Corp. ...................................        3/12/99             1,313,384       1,339,798
  2,298,135   DecisionOne Corp., 144A, 12.00%,
              4/15/10 .............................................        3/12/99             9,355,433       2,298,135
     25,721   Elephant Capital Holdings Ltd. ......................        8/29/03            25,728,875      48,869,376
     60,419   Esmark Inc., Series A, 10.00%, cvt. pfd. ............       11/08/04            60,419,000      60,419,000
  4,423,071   Florida East Coast Industries Inc. ..................       10/03/75           108,943,491     190,304,841
          3   Lancer Industries Inc., B ...........................        8/11/89                    --       2,440,923
    202,380   Olympus Re Holdings Ltd. ............................       12/19/01            20,238,000      19,420,385
  5,431,500   Pig Iron LLC ........................................        4/13/05                34,495           2,010
     28,412   Security Capital European Realty ....................        4/08/98             1,556,398         206,228
 90,451,691   Seton House Finance Ltd., zero cpn.,
              2/07/12 .............................................       12/01/03            34,512,936      34,469,593
  2,833,800   Time Warner Inc. ....................................        8/02/05            48,945,601      50,293,716
                                                                                                            ------------
              TOTAL RESTRICTED AND ILLIQUID SECURITIES (3.10% OF NET ASSETS)                                $459,485,454
                                                                                                            ============


                                        Quarterly Statements of Investments | 63

FRANKLIN MUTUAL SERIES FUND, INC.

4. RESTRICTED AND ILLIQUID SECURITIES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT,
 SHARES AND                                                             ISSUER
  WARRANTS   ACQUISITION                                                  DATE                 COST             VALUE
------------------------------------------------------------------------------------------------------------------------
             MUTUAL QUALIFIED FUND
    365,293  AboveNet Inc. ........................................     10/02/01          $  16,953,496     $  8,753,662
     11,991  AboveNet Inc., wts., 9/08/08 .........................     10/02/01              1,490,986           47,964
     14,107  AboveNet Inc., wts., 9/08/10 .........................     10/02/01              1,600,719           11,286
  9,375,044  Cerberus NCB Acquisition LP Ltd., wts.,
             8/29/13 ..............................................     10/21/03              4,687,522       13,359,438
  1,008,199  DecisionOne Corp. ....................................      3/12/99                700,978          718,846
  1,233,025  DecisionOne Corp., 144A, 12.00%,
             4/15/10 ..............................................      3/12/99              5,003,516        1,233,025
     11,087  Elephant Capital Holdings Ltd. .......................      8/29/03             11,090,126       21,064,565
     22,360  Esmark Inc., Series A, 10.00%, cvt. pfd. .............     11/08/04             22,360,000       22,360,000
  1,497,000  Florida East Coast Industries Inc. ...................     11/16/87             31,051,609       64,409,174
  2,814,856  Imagine Group Holdings Ltd. ..........................      8/31/04             28,828,348       28,828,432
          4  Lancer Industries Inc., B ............................      8/11/89                     --        2,871,815
     97,300  Olympus Re Holdings Ltd. .............................     12/19/01              9,730,000        9,336,908
  1,872,000  Pig Iron LLC .........................................      4/13/05                 11,889              693
     17,603  Security Capital European Realty .....................      4/8/98                 964,314          127,771
 37,921,000  Seton House Finance Ltd., zero cpn.,
             2/07/12 ..............................................      12/1/03             14,469,214       14,451,045
    394,800  Symetra Financial ....................................      7/27/04             39,480,000       45,402,000
  2,704,400  Time Warner Inc. .....................................      8/2/05              46,713,081       47,997,150
                                                                                                            ------------
             TOTAL RESTRICTED AND ILLIQUID SECURITIES (5.85% OF NET ASSETS) ...........................     $280,973,774
                                                                                                            ============
             MUTUAL BEACON FUND
    439,477  AboveNet Inc. ........................................     10/02/01             20,497,153     $ 10,531,363
     14,770  AboveNet Inc., wts., 9/08/08 .........................     10/02/01              1,836,931           59,080
     17,376  AboveNet Inc., wts., 9/08/10 .........................     10/02/01              1,972,095           13,901
 11,820,937  Cerberus NCB Acquisition LP Ltd., wts.,
             8/29/13 ..............................................     10/21/03              5,910,469       16,844,835
  1,142,353  DecisionOne Corp. ....................................      3/12/99                793,798          814,498
  1,397,095  DecisionOne Corp., 144A, 12.00%,
             4/15/10 ..............................................      3/12/99              5,667,319        1,397,095
     28,644  Esmark Inc., Series A, 10.00%, cvt. pfd. .............     11/08/04             28,644,000       28,644,000
     13,981  FE Capital Holdings Ltd. .............................      8/29/03             13,985,422       26,563,885
  1,967,636  Florida East Coast Industries Inc. ...................      1/17/86             46,735,956       84,658,523
          1  Lancer Industries Inc., B ............................      8/11/89                     --          287,261
    106,700  Olympus Re Holdings Ltd. .............................     12/19/01             10,670,000       10,238,932
  2,363,800  Pig Iron LLC .........................................      4/13/05                 15,012              875
     20,244  Security Capital European Realty .....................      4/08/98              1,108,993          146,941
    511,600  Symetra Financial ....................................      7/27/04             51,160,000       58,834,000
  2,833,800  Time Warner Inc. .....................................      8/02/05             48,945,601       50,293,716
                                                                                                            ------------
             TOTAL RESTRICTED AND ILLIQUID SECURITIES (4.88% OF NET ASSETS) ...........................     $289,328,905
                                                                                                            ============


64 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

4. RESTRICTED AND ILLIQUID SECURITIES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT,
 SHARES AND                                                             ISSUER
  WARRANTS   ACQUISITION                                                  DATE                 COST             VALUE
------------------------------------------------------------------------------------------------------------------------
             MUTUAL DISCOVERY FUND
    332,512  AboveNet Inc. ........................................     10/02/01          $  14,529,931     $  7,968,118
     11,105  AboveNet Inc., wts., 9/08/08 .........................     10/02/01              1,437,838           44,420
     13,066  AboveNet Inc., wts., 9/08/10 .........................     10/02/01              1,768,651           10,453
  9,799,350  Cerberus NCB Acquisition LP Ltd., wts.,
             8/29/13 ..............................................     10/21/03              4,899,675       13,964,074
    359,884  DecisionOne Corp. ....................................      9/28/99                273,004          256,597
    440,138  DecisionOne Corp., 144A, 12.00%,
             4/15/10 ..............................................     10/21/99              1,881,816          440,138
     27,889  Esmark Inc., Series A, 10.00%, cvt. pfd. .............     11/08/04             27,889,000       27,889,000
     11,589  FE Capital Holdings Ltd. .............................      8/29/03             11,592,327       22,018,443
  2,247,600  Florida East Coast Industries Inc. ...................     12/29/95             67,070,841       96,704,114
  8,758,216  Hancock Discovery LLC ................................      3/06/97             13,458,320          500,007
  4,551,501  Imagine Group Holdings Ltd. ..........................      8/31/04             46,614,198       46,614,334
     47,160  Olympus Re Holdings Ltd. .............................     12/19/01              4,716,000        4,525,474
  2,645,800  Pig Iron LLC .........................................      4/13/05                 16,803              979
     14,787  Security Capital European Realty .....................       4/8/98                810,051          107,331
 41,212,000  Seton House Finance Ltd., zero cpn.,
             2/07/12 ..............................................      12/1/03             15,724,935       15,705,189
  2,833,800  Time Warner Inc. .....................................       8/2/05             48,945,601       50,293,716
                                                                                                            ------------
             TOTAL RESTRICTED AND ILLIQUID SECURITIES (3.79% OF NET ASSETS)                                 $287,042,387
                                                                                                            ============
             MUTUAL EUROPEAN FUND
     83,713  AboveNet Inc. ........................................     10/02/01              3,988,186     $  2,006,048
      2,816  AboveNet Inc., wts., 9/08/08 .........................     10/02/01                348,479           11,264
      3,313  AboveNet Inc., wts., 9/08/10 .........................     10/02/01                373,672            2,650
     16,080  Olympus Re Holdings Ltd. .............................     12/19/01              1,608,000        1,543,037
      5,281  Security Capital European Realty .....................       4/8/98                289,278           38,332
 76,357,000  Seton House Finance Ltd., zero cpn.,
             2/07/12 ..............................................      12/1/03             29,134,936       29,098,347
  1,183,200  Time Warner Inc. .....................................       8/2/05             20,436,258       20,999,197
                                                                                                            ------------
             TOTAL RESTRICTED AND ILLIQUID SECURITIES (3.38% OF NET ASSETS)                                 $ 53,698,875
                                                                                                            ============
             MUTUAL FINANCIAL SERVICES FUND
  1,856,774  Cerberus NCB Acquisition LP Ltd., wts.,
             8/29/13 ..............................................     10/21/03                928,387     $  2,645,903
      2,090  Elephant Capital Holdings Ltd. .......................      8/29/03              2,090,642        3,970,962
    551,589  Imagine Group Holdings Ltd. ..........................      8/31/04              5,649,099        5,649,115
      7,480  Olympus Re Holdings Ltd. .............................     12/19/01                748,000          717,781
    117,300  Symetra Financial ....................................      7/27/04             11,730,000       13,489,500
                                                                                                            ------------
             TOTAL RESTRICTED AND ILLIQUID SECURITIES (3.90% OF NET ASSETS)                                 $ 26,473,261
                                                                                                            ============


                                        Quarterly Statements of Investments | 65

FRANKLIN MUTUAL SERIES FUND, INC.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

Investments in "affiliated companies" for the Funds at September 30, 2005 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                               SHARES/                            NUMBER OF
                                              PRINCIPAL                            SHARES/
                                               AMOUNT/                            PRINCIPAL
                                               WARRANTS                            AMOUNT/                                  REALIZED
                                               HELD AT                            WARRANTS      VALUE AT                     CAPITAL
                                              BEGINNING     GROSS      GROSS     HELD AT END     END OF       INVESTMENT      GAIN
NAME OF ISSUER                                OF PERIOD   ADDITIONS  REDUCTIONS   OF PERIOD      PERIOD         INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES FUND
NON-CONTROLLED AFFILIATES
AboveNet Inc. ...............................    763,805       --        --          763,805  $   18,303,365  $       --    $    --
AboveNet Inc., wts., 9/08/08                      25,659       --        --           25,659         102,636          --         --
AboveNet Inc., wts., 9/08/10 ................     30,186       --        --           30,186          24,149          --         --
Alexander's Inc. ............................    326,675       --        --          326,675      88,202,250          --         --
Anchor Resources LLC ........................    123,013       --        --          123,013              --          --         --
Anchor Resources LLC, 12.00%,
  12/17/06 ..................................     57,551       --        --           57,551          57,551       1,727         --
Centennial Bank Holdings Inc. ...............  3,845,467       --        --        3,845,467      41,531,044          --         --
City Investing Company Liquidating Trust ....  4,373,476       --        --        4,373,476         612,287          --         --
DecisionOne Corp. ...........................  1,879,100       --        --        1,879,100       1,339,798          --         --
DecisionOne Corp., 144A
  12.00% 4/15/10 ............................  2,266,406   31,729        --        2,298,135       2,298,135      21,946         --
Elephant Capital Holdings Ltd. ..............     25,721       --        --           25,721      48,869,376          --         --
Esmark Inc., Series A, cvt. pfd .............     60,419       --        --           60,419      60,419,000   1,522,890         --
Federal Signal Corp. ........................  3,360,800       --        --        3,360,800      57,436,072     201,648         --
FHC Delaware Inc. ...........................    784,457       --        --          784,457       2,726,694          --         --
Florida East Coast Industries Inc. ..........  4,423,071       --        --        4,423,071     190,304,841     265,384         --
Kindred Healthcare Inc. .....................  2,380,966       --        --        2,380,966      67,405,148          --         --
Kindred Healthcare Inc., Jan. 9.07 Calls,
  1/01/13 ...................................      1,146       --        --            1,146          22,043          --         --
Kindred Healthcare Inc., Jan. 26.00 Calls,
  1/01/12 ...................................      1,724       --        --            1,724           3,983          --         --
Kindred Healthcare Inc., Jul. 23.75 Calls,
  7/17/11 ...................................      5,748    1,892        --            7,640          34,838          --         --
Kindred Healthcare Inc., Jul. 25.99 Calls,
  1/01/14 ...................................        568       --        --              568           1,318          --         --
Kindred Healthcare Inc., wts., Series A,
  4/20/06 ...................................    211,977       --        --          211,977       6,039,331          --         --
Kindred Healthcare Inc., wts., Series B,
  4/20/06 ...................................    529,943       --        --          529,943      13,356,418          --         --
Lancer Industries Inc., B ...................          3       --        --                3       2,440,923          --         --
MBOP Liquidating Trust ......................    574,712       --        --          574,712              75          --         --
Opti Canada .................................  9,481,276       --        --        9,481,276     322,381,340          --         --
Pig Iron, LLC ...............................  5,431,500       --        --        5,431,500           2,010          --         --
TVMAX Holdings Inc. .........................    257,217       --        --          257,217         257,217          --         --
TVMAX Holdings Inc., PIK,
  11.50%, 1/16/06 ...........................    384,909   11,423        --          396,332         396,332      11,066         --
TVMAX Holdings Inc., PIK,
  14.00%, 1/16/06 ...........................  1,121,188   40,535        --        1,161,723       1,161,723      39,242         --
White Mountains Insurance Group Inc. ........    740,448       --        --          740,448     447,230,592   1,480,896         --
                                                                                              -------------------------------------
TOTAL NON-CONTROLLED SECURITIES
  (9.28% OF NET ASSETS) ....................................................................  $1,372,960,489  $3,544,799    $    --
                                                                                              -------------------------------------


66 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

--------------------------------------------------------------------------------------------------------------------------------
                                       NUMBER OF                            NUMBER OF
                                        SHARES/                               SHARES/
                                      PRINCIPAL                             PRINCIPAL
                                        AMOUNT                                AMOUNT                                   REALIZED
                                       HELD AT                               HELD AT      VALUE AT                      CAPITAL
                                       BEGINNING     GROSS      GROSS         END OF       END OF        INVESTMENT      GAIN
NAME OF ISSUER                        OF PERIOD    ADDITIONS  REDUCTIONS      PERIOD       PERIOD          INCOME        (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
MUTUAL QUALIFIED FUND
NON-CONTROLLED AFFILIATES
DecisionOne Corp. ................     1,008,199          --           --    1,008,199  $    718,846     $       --     $     --
DecisionOne Corp. 144A, 12.00%,
 4/15/10 .........................     1,216,002      17,023           --    1,233,025     1,233,025         36,991           --
Elephant Capital Holdings Ltd. ...        11,087          --           --       11,087    21,064,565             --           --
Esmark Inc., Series A, 10.00%,
 cvt., pfd .......................        22,360          --           --       22,360    22,360,000        563,595           --
Generale De Sante ................     2,010,450          --           --    2,010,450    72,723,649             --           --
Imagine Group Holdings Ltd. ......     2,814,856          --           --    2,814,856    28,828,432             --           --
Insun ENT Co. Ltd ................       547,460     140,493           --      687,953     9,163,917             --           --
ITLA Capital Corp. ...............       445,796          --           --      445,796    23,399,832             --           --
Lancer Industries Inc., B ........             4          --           --            4     2,871,815             --           --
MBOP Liquidating Trust ...........       412,418          --           --      412,418            54             --           --
Pig Iron LLC .....................     1,872,000          --           --    1,872,000           693             --           --
Saxon Capital Inc. ...............     2,663,585          --           --    2,663,585    31,563,482      1,464,972           --
State National Bancshares Inc. ...     1,375,000          --           --    1,375,000    34,375,000             --           --
Union Acceptance Corp., A ........     3,595,994          --   (3,595,994)          --            --(a)          --           --
White River Capital Inc. .........            --     549,751           --      549,751     5,640,445             --           --
TOTAL NON-CONTROLLED AFFILIATES                                                         ----------------------------------------
 (5.28% OF NET ASSETS) ...........                                                      $253,943,755     $2,065,558     $     --
                                                                                        ----------------------------------------

(a) As of September 30, 2005, no longer an affiliate.

MUTUAL BEACON FUND
CONTROLLED AFFILIATES(a)
PMG LLC ..........................        48,890          --           --       48,890  $  4,106,774     $       --     $     --
NON-CONTROLLED AFFILIATES
Anchor Resources LLC .............        69,184          --           --       69,184            --             --           --
Anchor Resources LLC,
 12.00%, 12/17/06 ................        32,368          --           --       32,368        32,368            971           --
DecisionOne Corp. ................     1,142,353          --           --    1,142,353       814,498             --           --
DecisionOne Corp. 144A, 12.00%,
 4/15/10 .........................     1,377,805      19,290           --    1,397,095     1,397,095         41,913           --
Esmark Inc., Series A, 10.00%,
 cvt., pfd .......................        28,644          --           --       28,644    28,644,000        721,986           --
Farmer Bros. Co. .................     1,033,896          --           --    1,033,896    20,874,360        103,399           --
FE Capital Holdings Ltd. .........        13,981          --           --       13,981    26,563,885             --           --
FHC Delaware Inc. ................       507,977          --           --      507,977     1,765,677             --           --
Florida East Coast Industries Inc.     1,967,636          --           --    1,967,636    84,658,523        118,058           --
Pig Iron LLC .....................     2,363,800          --           --    2,363,800           875             --           --
                                                                                        ----------------------------------------
TOTAL NON-CONTROLLED AFFILIATES ..                                                      $164,751,281     $  986,327     $     --
                                                                                        ========================================
TOTAL AFFILIATED SECURITIES
 (2.85% OF NET ASSETS) ...........                                                      $168,858,055     $  986,327     $     --
                                                                                        ========================================

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.



                                        Quarterly Statements of Investments | 67

FRANKLIN MUTUAL SERIES FUND, INC.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                     NUMBER OF                              NUMBER OF
                                       SHARES                                 SHARES
                                      HELD AT                                HELD AT       VALUE AT                       REALIZED
                                     BEGINNING      GROSS        GROSS        END OF        END OF        INVESTMENT       CAPITAL
NAME OF ISSUER                       OF PERIOD    ADDITIONS    REDUCTIONS     PERIOD        PERIOD          INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY FUND
CONTROLLED AFFILIATES
Hancock Discovery LLC ............    8,758,216          --           --     8,758,216    $    500,007     $       --     $       --

NON-CONTROLLED AFFILIATES
Esmark Inc., 10.00%, cvt. pfd., A        27,889          --           --        27,889      27,889,000        702,956             --
Farmer Brothers Co. ..............      904,637          --           --       904,637      18,264,621        185,451             --
FE Capital Holdings Ltd. .........       11,589          --           --        11,589      22,018,443             --             --
Florida East Coast Industries Inc.    2,247,600          --           --     2,247,600      96,704,114        134,856             --
Gammon Lake Resources Inc. .......    4,402,100          --           --     4,402,100      36,036,817             --             --
Imagine Group Holdings Ltd. ......    4,551,501          --           --     4,551,501      46,614,334             --             --
Pig Iron, LLC ....................    2,645,800          --           --     2,645,800             979             --      2,818,470
Potlatch Corp. ...................    2,857,750          --      277,500     2,580,250     134,482,630        387,038             --
Torre Mayor Investments LP .......          170          --           --           170      11,390,000
                                                                                          ------------------------------------------
TOTAL NON-CONTROLLED AFFILIATES ..                                                        $393,400,938     $1,410,301     $2,818,470
                                                                                          ------------------------------------------
TOTAL AFFILIATED SECURITIES
 (5.19% OF NET ASSETS) ...........                                                        $393,900,946     $1,410,301     $2,818,470
                                                                                          ==========================================

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

MUTUAL EUROPEAN FUND
NON-CONTROLLED AFFILIATES
International Metal Enerprises
 Inc., 144A ......................           --   2,050,000           --     2,050,000    $ 11,275,000     $       --     $       --
International Metal Enerprises
 Inc., 144A, wts, 10/03/06 .......           --   4,100,000           --       507,936       1,025,000             --             --
                                                                                          ------------------------------------------
TOTAL NON-CONTROLLED AFFILIATES
 (0.72% OF NET ASSETS) ...........                                                        $ 12,300,000     $       --     $       --
                                                                                          ------------------------------------------
MUTUAL FINANCIAL SERVICES FUND
NON-CONTROLLED AFFILIATES
Integrated Alarm Services ........    1,277,700          --           --     1,277,700    $  4,791,375     $       --     $       --
State National Bancshares Inc. ...      507,936          --           --       507,936      12,698,400             --             --
                                                                                          ------------------------------------------
TOTAL NON-CONTROLLED AFFILIATES
 (2.58% OF NET ASSETS) ...........                                                        $ 17,489,775     $       --     $       --
                                                                                          ------------------------------------------


68 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

6. UNFUNDED LOAN COMMITMENTS

The Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion.

At September 30, 2005, unfunded commitments were as follows:

--------------------------------------------------------------------------------
                                                                       UNFUNDED
BORROWER                                                              COMMITMENT
--------------------------------------------------------------------------------
MUTUAL SHARES FUND
Entegra/Union Power, LOC Facility, FRN, 6/01/12 ...................   $4,044,371
Entegra/Union Power, Working Capital Facility, FRN, 6/01/12 .......      606,656
Mirant Corp., 4 Year Revolver, 7/17/05 ............................    1,638,957
Mirant Corp., Tranche C Revolver, 4/01/04 .........................       10,598
Owens Corning, Revolver, 6/26/02 ..................................    2,481,015
TVMAX Holdings., PIK, 14.00%, 1/16/06 .............................           57
                                                                      ----------
                                                                      $8,781,654
                                                                      ==========
MUTUAL QUALIFIED FUND
Entegra/Union Power, LOC Facility, FRN, 6/01/12 ...................   $1,628,289
Entegra/Union Power, Working Capital Facility, FRN, 6/01/12 .......      244,243
Mirant Corp., 4 Year Revolver, 7/17/05 ............................      711,779
Mirant Corp., Tranche C Revolver, 4/01/04 .........................        4,604
Owens Corning, Revolver, 6/26/02 ..................................    1,142,639
TVMAX Holdings., PIK, 14.00%, 1/16/06 .............................           26
                                                                      ----------
                                                                      $3,731,580
                                                                      ==========
MUTUAL BEACON FUND
Entegra/Union Power, LOC Facility, FRN, 6/01/12 ...................   $2,081,545
Entegra/Union Power, Working Capital Facility, FRN, 6/01/12 .......      312,232
Mirant Corp., 4 Year Revolver, 7/17/05 ............................      894,065
Mirant Corp., Tranche C Revolver, 4/01/04 .........................        5,779
Owens Corning, Revolver, 6/26/02 ..................................    1,395,815
TVMAX Holdings., PIK, 14.00%, 1/16/06 .............................           31
                                                                      ----------
                                                                      $4,689,467
                                                                      ==========
MUTUAL DISCOVERY FUND
Entegra/Union Power, LOC Facility, FRN, 6/01/12 ...................   $1,837,389
Entegra/Union Power, Working Capital Facility, FRN, 6/01/12 .......      275,608
Mirant Corp., 4 Year Revolver, 7/17/05 ............................      732,056
Mirant Corp., Tranche C Revolver, 4/01/04 .........................        4,733
Owens Corning, Revolver, 6/26/02 ..................................    1,097,263
TVMAX Holdings., PIK, 14.00%, 1/16/06 .............................           26
                                                                      ----------
                                                                      $3,947,075
                                                                      ==========


                                        Quarterly Statements of Investments | 69

FRANKLIN MUTUAL SERIES FUND, INC.

7. OTHER CONSIDERATIONS

Directors or employees of Franklin Mutual Advisers LLC, as the Fund's Investment Manager, may serve as members on the board of directors of certain companies in which the Funds invests and/or may represent the Funds in certain corporate negotiations. At September 30, 2005, such individuals serve in one or more of these capacities for Kindred Healthcare, AboveNet Inc. and Esmark Inc. As a result of this involvement, such individuals may be in possession of certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Funds from trading in the securities of such companies for limited or extended periods of time.


70 | Quarterly Statements of Investments


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






ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30A-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUND INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 21, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 21, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date November 21, 2005